UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GREGORY J. STUMM, PRINCIPAL EXECUTIVE OFFICER

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2026

Date of reporting period: January 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders

American Beacon

Developing World Income Fund

Annual Shareholder Report - January 31, 2026 | Class A: AGUAX

This annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$147	1.34%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 13.77% (with sales charges) and 19.46% (without sales charges) for the twelve months ended January 31, 2026, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.71% and the JPMorgan EMBI Global Diversified Index return of 13.45%.

• Developing market debt benefited from easing global monetary conditions over the period, supported by U.S. dollar weakness and the Federal Reserve’s resumption of rate cuts in the second half, while geopolitical and trade‑policy risks were largely concentrated in developed markets.

• The Fund’s diversified strategy across local‑ and hard‑currency developing market debt, informed by a combination of top‑down macro views and bottom‑up country analysis, was strong during the period.

• Positive absolute contribution to performance was driven by country exposures, with positions in Zambia, Egypt, Nigeria, Ghana, and Kenya among the largest contributors, while exposure to Senegal detracted during the period.

Cumulative Performance from January 31, 2016 through January 31, 2026

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	A with Sales Charge	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	JPMorgan EMBI Global Diversified Index
01/2016	$9,523	$10,000	$10,000
02/2016	$9,594	$10,096	$10,191
03/2016	$9,947	$10,179	$10,523
04/2016	$10,244	$10,197	$10,710
05/2016	$10,246	$10,240	$10,691
06/2016	$10,328	$10,435	$11,051
07/2016	$10,513	$10,497	$11,250
08/2016	$10,781	$10,492	$11,452
09/2016	$10,950	$10,490	$11,498
10/2016	$10,970	$10,389	$11,355
11/2016	$10,802	$10,217	$10,891
12/2016	$10,883	$10,245	$11,035
01/2017	$10,985	$10,208	$11,195
02/2017	$11,315	$10,295	$11,419
03/2017	$11,433	$10,290	$11,462
04/2017	$11,678	$10,360	$11,633
05/2017	$11,818	$10,421	$11,736
06/2017	$11,873	$10,391	$11,719
07/2017	$11,971	$10,426	$11,817
08/2017	$12,070	$10,521	$12,026
09/2017	$12,222	$10,472	$12,028
10/2017	$12,291	$10,516	$12,072
11/2017	$12,403	$10,532	$12,078
12/2017	$12,496	$10,556	$12,167
01/2018	$12,676	$10,481	$12,162
02/2018	$12,642	$10,457	$11,920
03/2018	$12,712	$10,544	$11,955
04/2018	$12,690	$10,504	$11,781
05/2018	$12,442	$10,544	$11,670
06/2018	$12,264	$10,563	$11,531
07/2018	$12,448	$10,566	$11,826
08/2018	$12,082	$10,599	$11,621
09/2018	$11,991	$10,558	$11,797
10/2018	$12,011	$10,538	$11,543
11/2018	$11,957	$10,589	$11,494
12/2018	$12,038	$10,742	$11,649
01/2019	$12,411	$10,856	$12,163
02/2019	$12,528	$10,869	$12,284
03/2019	$12,601	$11,064	$12,459
04/2019	$12,675	$11,070	$12,489
05/2019	$12,666	$11,229	$12,540
06/2019	$13,017	$11,387	$12,967
07/2019	$13,233	$11,477	$13,124
08/2019	$12,985	$11,737	$13,222
09/2019	$13,105	$11,682	$13,162
10/2019	$13,203	$11,662	$13,199
11/2019	$13,216	$11,649	$13,136
12/2019	$13,623	$11,625	$13,400
01/2020	$13,747	$11,834	$13,604
02/2020	$13,662	$11,979	$13,473
03/2020	$11,647	$11,793	$11,607
04/2020	$11,736	$11,984	$11,868
05/2020	$12,475	$12,018	$12,588
06/2020	$12,931	$12,078	$13,030
07/2020	$13,263	$12,210	$13,514
08/2020	$13,430	$12,121	$13,583
09/2020	$13,139	$12,165	$13,332
10/2020	$13,130	$12,166	$13,328
11/2020	$13,596	$12,236	$13,842
12/2020	$13,903	$12,273	$14,105
01/2021	$13,936	$12,208	$13,952
02/2021	$13,997	$12,018	$13,596
03/2021	$13,938	$11,970	$13,465
04/2021	$14,353	$12,002	$13,763
05/2021	$14,531	$12,028	$13,909
06/2021	$14,589	$12,087	$14,011
07/2021	$14,682	$12,237	$14,070
08/2021	$15,115	$12,213	$14,208
09/2021	$15,011	$12,097	$13,913
10/2021	$14,914	$12,066	$13,916
11/2021	$14,524	$12,152	$13,660
12/2021	$14,840	$12,103	$13,852
01/2022	$14,696	$11,912	$13,458
02/2022	$14,229	$11,754	$12,577
03/2022	$13,735	$11,501	$12,464
04/2022	$13,673	$11,192	$11,767
05/2022	$13,490	$11,176	$11,770
06/2022	$12,671	$11,007	$11,038
07/2022	$12,466	$11,287	$11,358
08/2022	$12,657	$10,992	$11,250
09/2022	$12,106	$10,639	$10,534
10/2022	$12,181	$10,603	$10,550
11/2022	$13,010	$10,873	$11,351
12/2022	$13,137	$10,745	$11,388
01/2023	$13,569	$10,992	$11,749
02/2023	$13,444	$10,817	$11,490
03/2023	$13,237	$11,057	$11,600
04/2023	$13,299	$11,114	$11,662
05/2023	$13,489	$11,070	$11,595
06/2023	$13,981	$11,063	$11,854
07/2023	$14,350	$11,067	$12,081
08/2023	$14,034	$11,053	$11,899
09/2023	$13,952	$10,862	$11,589
10/2023	$13,968	$10,785	$11,432
11/2023	$14,420	$11,156	$12,080
12/2023	$14,815	$11,513	$12,651
01/2024	$14,923	$11,490	$12,522
02/2024	$15,321	$11,411	$12,645
03/2024	$15,871	$11,514	$12,909
04/2024	$15,857	$11,329	$12,641
05/2024	$15,953	$11,429	$12,869
06/2024	$15,963	$11,528	$12,948
07/2024	$16,069	$11,751	$13,190
08/2024	$16,336	$11,880	$13,496
09/2024	$16,588	$12,017	$13,745
10/2024	$16,789	$11,855	$13,509
11/2024	$16,994	$11,996	$13,670
12/2024	$17,119	$11,904	$13,478
01/2025	$17,483	$11,950	$13,672
02/2025	$17,584	$12,094	$13,887
03/2025	$17,435	$12,043	$13,781
04/2025	$17,363	$12,162	$13,750
05/2025	$17,886	$12,122	$13,904
06/2025	$18,392	$12,238	$14,239
07/2025	$18,720	$12,228	$14,420
08/2025	$18,888	$12,295	$14,654
09/2025	$19,194	$12,385	$14,915
10/2025	$19,791	$12,483	$15,233
11/2025	$19,928	$12,509	$15,296
12/2025	$20,322	$12,483	$15,406
01/2026	$20,886	$12,513	$15,511

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	19.46%	8.43%	8.17%
Class A with Maximum Sales Charge - 4.75%Footnote Reference1	13.77%	7.37%	7.64%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.71%	0.50%	2.27%
JPMorgan EMBI Global Diversified Index	13.45%	2.14%	4.49%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$1,689,197,853
# of Portfolio Holdings	365
Portfolio Turnover Rate	34%
Total Management Fees Paid	$8,775,118

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Sovereign Obligations	73.4
Investment Companies	11.8
Credit-Linked Notes	5.9
Corporate Obligations	4.9
Foreign Corporate Obligations	4.0

Excludes foreign currency derivatives.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Suriname Government International Bonds, 8.500%, Due 11/6/2035	1.8
Ghana Government International Bonds, 5.000%, Due 7/3/2035	1.7
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.7
Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	1.5
Congolese International Bonds, 9.875%, Due 11/7/2032	1.3
Kyrgyz Republic International Bonds, 7.750%, Due 6/3/2030	1.3
Ecuador Government International Bonds, 5.000%, Due 7/31/2040	1.3
Argentina Republic Government International Bonds, 0.750%, Due 7/9/2030	1.3
Mozambique International Bonds, 9.000%, Due 9/15/2031	1.3
Ecuador Government International Bonds, 8.750%, Due 1/29/2034	1.2

Excludes cash equivalents.

Top Ten Country Exposure - % Fixed Income

United States
5.5
Nigeria
5.3
Argentina
4.9
Ghana
4.8
Egypt
4.6
Angola
4.5
Zambia
4.5
Ivory Coast
3.9
Uganda
3.9
Kenya
3.8
0%
1%
2%
3%
4%
5%
6%

Table Summary
Value	Value
Kenya	3.8
Uganda	3.9
Ivory Coast	3.9
Zambia	4.5
Angola	4.5
Egypt	4.6
Ghana	4.8
Argentina	4.9
Nigeria	5.3
United States	5.5

Top Ten Industry Allocations - % Fixed Income

Foreign Sovereign Obligations
77.9
Banks
7.8
Diversified Financial Services
4.4
Multi-National
3.0
Investment Companies
2.7
Oil & Gas
1.6
Telecommunications
1.0
Holding Companies - Diversified
0.5
Electric
0.4
Real Estate
0.3
0%
20%
40%
60%
80%

Table Summary
Value	Value
Real Estate	0.3
Electric	0.4
Holding Companies - Diversified	0.5
Telecommunications	1.0
Oil & Gas	1.6
Investment Companies	2.7
Multi-National	3.0
Diversified Financial Services	4.4
Banks	7.8
Foreign Sovereign Obligations	77.9

Material Fund Changes

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

The Board of Trustees (“Board”) of the American Beacon Funds (the “Trust”), upon the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved the appointment of Ninety One North America, Inc. (“Ninety One NA”) as an additional sub-advisor to the American Beacon Developing World  Income  Fund  (the  “Fund”)  and  a  new  investment  advisory  agreement  among  AmBeacon,  Ninety One NA and the Trust, on behalf of the Fund. Ninety One NA is appointed as a sub-advisor to the Fund effective November 12, 2025. AmBeacon currently expects to commence the allocation of a portion of the assets of the Fund to Ninety One NA on or about February 2, 2026.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Developing World Income Fund

Annual Shareholder Report - January 31, 2026

Class A: AGUAX

Distributed by:

Resolute Investment Distributors, Inc.

DWI_A 0126

American Beacon

Developing World Income Fund

Annual Shareholder Report - January 31, 2026 | Class C: AGECX

This annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$226	2.07%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 17.58% (with sales charges) and 18.58% (without sales charges) for the twelve months ended January 31, 2026, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.71% and the JPMorgan EMBI Global Diversified Index return of 13.45%.

• Developing market debt benefited from easing global monetary conditions over the period, supported by U.S. dollar weakness and the Federal Reserve’s resumption of rate cuts in the second half, while geopolitical and trade‑policy risks were largely concentrated in developed markets.

• The Fund’s diversified strategy across local‑ and hard‑currency developing market debt, informed by a combination of top‑down macro views and bottom‑up country analysis, was strong during the period.

• Positive absolute contribution to performance was driven by country exposures, with positions in Zambia, Egypt, Nigeria, Ghana, and Kenya among the largest contributors, while exposure to Senegal detracted during the period.

Cumulative Performance from January 31, 2016 through January 31, 2026

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	C with Sales Charge	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	JPMorgan EMBI Global Diversified Index
01/2016	$10,000	$10,000	$10,000
02/2016	$10,069	$10,096	$10,191
03/2016	$10,428	$10,179	$10,523
04/2016	$10,721	$10,197	$10,710
05/2016	$10,729	$10,240	$10,691
06/2016	$10,808	$10,435	$11,051
07/2016	$10,997	$10,497	$11,250
08/2016	$11,273	$10,492	$11,452
09/2016	$11,448	$10,490	$11,498
10/2016	$11,465	$10,389	$11,355
11/2016	$11,281	$10,217	$10,891
12/2016	$11,364	$10,245	$11,035
01/2017	$11,449	$10,208	$11,195
02/2017	$11,797	$10,295	$11,419
03/2017	$11,914	$10,290	$11,462
04/2017	$12,163	$10,360	$11,633
05/2017	$12,287	$10,421	$11,736
06/2017	$12,350	$10,391	$11,719
07/2017	$12,433	$10,426	$11,817
08/2017	$12,528	$10,521	$12,026
09/2017	$12,679	$10,472	$12,028
10/2017	$12,746	$10,516	$12,072
11/2017	$12,857	$10,532	$12,078
12/2017	$12,947	$10,556	$12,167
01/2018	$13,113	$10,481	$12,162
02/2018	$13,070	$10,457	$11,920
03/2018	$13,136	$10,544	$11,955
04/2018	$13,105	$10,504	$11,781
05/2018	$12,840	$10,544	$11,670
06/2018	$12,663	$10,563	$11,531
07/2018	$12,847	$10,566	$11,826
08/2018	$12,462	$10,599	$11,621
09/2018	$12,360	$10,558	$11,797
10/2018	$12,360	$10,538	$11,543
11/2018	$12,295	$10,589	$11,494
12/2018	$12,383	$10,742	$11,649
01/2019	$12,768	$10,856	$12,163
02/2019	$12,898	$10,869	$12,284
03/2019	$12,951	$11,064	$12,459
04/2019	$13,019	$11,070	$12,489
05/2019	$13,002	$11,229	$12,540
06/2019	$13,351	$11,387	$12,967
07/2019	$13,552	$11,477	$13,124
08/2019	$13,292	$11,737	$13,222
09/2019	$13,406	$11,682	$13,162
10/2019	$13,501	$11,662	$13,199
11/2019	$13,509	$11,649	$13,136
12/2019	$13,909	$11,625	$13,400
01/2020	$14,037	$11,834	$13,604
02/2020	$13,937	$11,979	$13,473
03/2020	$11,882	$11,793	$11,607
04/2020	$11,966	$11,984	$11,868
05/2020	$12,715	$12,018	$12,588
06/2020	$13,192	$12,078	$13,030
07/2020	$13,496	$12,210	$13,514
08/2020	$13,656	$12,121	$13,583
09/2020	$13,350	$12,165	$13,332
10/2020	$13,335	$12,166	$13,328
11/2020	$13,804	$12,236	$13,842
12/2020	$14,120	$12,273	$14,105
01/2021	$14,154	$12,208	$13,952
02/2021	$14,194	$12,018	$13,596
03/2021	$14,126	$11,970	$13,465
04/2021	$14,541	$12,002	$13,763
05/2021	$14,713	$12,028	$13,909
06/2021	$14,763	$12,087	$14,011
07/2021	$14,847	$12,237	$14,070
08/2021	$15,277	$12,213	$14,208
09/2021	$15,162	$12,097	$13,913
10/2021	$15,054	$12,066	$13,916
11/2021	$14,648	$12,152	$13,660
12/2021	$14,948	$12,103	$13,852
01/2022	$14,802	$11,912	$13,458
02/2022	$14,320	$11,754	$12,577
03/2022	$13,812	$11,501	$12,464
04/2022	$13,741	$11,192	$11,767
05/2022	$13,566	$11,176	$11,770
06/2022	$12,712	$11,007	$11,038
07/2022	$12,496	$11,287	$11,358
08/2022	$12,681	$10,992	$11,250
09/2022	$12,136	$10,639	$10,534
10/2022	$12,185	$10,603	$10,550
11/2022	$13,011	$10,873	$11,351
12/2022	$13,144	$10,745	$11,388
01/2023	$13,557	$10,992	$11,749
02/2023	$13,424	$10,817	$11,490
03/2023	$13,208	$11,057	$11,600
04/2023	$13,282	$11,114	$11,662
05/2023	$13,445	$11,070	$11,595
06/2023	$13,930	$11,063	$11,854
07/2023	$14,292	$11,067	$12,081
08/2023	$13,967	$11,053	$11,899
09/2023	$13,898	$10,862	$11,589
10/2023	$13,884	$10,785	$11,432
11/2023	$14,327	$11,156	$12,080
12/2023	$14,705	$11,513	$12,651
01/2024	$14,813	$11,490	$12,522
02/2024	$15,179	$11,411	$12,645
03/2024	$15,740	$11,514	$12,909
04/2024	$15,695	$11,329	$12,641
05/2024	$15,781	$11,429	$12,869
06/2024	$15,804	$11,528	$12,948
07/2024	$15,899	$11,751	$13,190
08/2024	$16,132	$11,880	$13,496
09/2024	$16,372	$12,017	$13,745
10/2024	$16,561	$11,855	$13,509
11/2024	$16,755	$11,996	$13,670
12/2024	$16,882	$11,904	$13,478
01/2025	$17,219	$11,950	$13,672
02/2025	$17,308	$12,094	$13,887
03/2025	$17,175	$12,043	$13,781
04/2025	$17,070	$12,162	$13,750
05/2025	$17,576	$12,122	$13,904
06/2025	$18,066	$12,238	$14,239
07/2025	$18,355	$12,228	$14,420
08/2025	$18,535	$12,295	$14,654
09/2025	$18,826	$12,385	$14,915
10/2025	$19,377	$12,483	$15,233
11/2025	$19,500	$12,509	$15,296
12/2025	$19,890	$12,483	$15,406
01/2026	$20,420	$12,513	$15,511

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	18.58%	7.61%	7.40%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	17.58%	7.61%	7.40%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.71%	0.50%	2.27%
JPMorgan EMBI Global Diversified Index	13.45%	2.14%	4.49%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$1,689,197,853
# of Portfolio Holdings	365
Portfolio Turnover Rate	34%
Total Management Fees Paid	$8,775,118

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Sovereign Obligations	73.4
Investment Companies	11.8
Credit-Linked Notes	5.9
Corporate Obligations	4.9
Foreign Corporate Obligations	4.0

Excludes foreign currency derivatives.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Suriname Government International Bonds, 8.500%, Due 11/6/2035	1.8
Ghana Government International Bonds, 5.000%, Due 7/3/2035	1.7
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.7
Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	1.5
Congolese International Bonds, 9.875%, Due 11/7/2032	1.3
Kyrgyz Republic International Bonds, 7.750%, Due 6/3/2030	1.3
Ecuador Government International Bonds, 5.000%, Due 7/31/2040	1.3
Argentina Republic Government International Bonds, 0.750%, Due 7/9/2030	1.3
Mozambique International Bonds, 9.000%, Due 9/15/2031	1.3
Ecuador Government International Bonds, 8.750%, Due 1/29/2034	1.2

Excludes cash equivalents.

Top Ten Country Exposure - % Fixed Income

Table Summary
Value	Value
Kenya	3.8
Uganda	3.9
Ivory Coast	3.9
Zambia	4.5
Angola	4.5
Egypt	4.6
Ghana	4.8
Argentina	4.9
Nigeria	5.3
United States	5.5

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Real Estate	0.3
Electric	0.4
Holding Companies - Diversified	0.5
Telecommunications	1.0
Oil & Gas	1.6
Investment Companies	2.7
Multi-National	3.0
Diversified Financial Services	4.4
Banks	7.8
Foreign Sovereign Obligations	77.9

Material Fund Changes

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

The Board of Trustees (“Board”) of the American Beacon Funds (the “Trust”), upon the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved the appointment of Ninety One North America, Inc. (“Ninety One NA”) as an additional sub-advisor to the American Beacon Developing World  Income  Fund  (the  “Fund”)  and  a  new  investment  advisory  agreement  among  AmBeacon,  Ninety One NA and the Trust, on behalf of the Fund. Ninety One NA is appointed as a sub-advisor to the Fund effective November 12, 2025. AmBeacon currently expects to commence the allocation of a portion of the assets of the Fund to Ninety One NA on or about February 2, 2026.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Developing World Income Fund

Annual Shareholder Report - January 31, 2026

Class C: AGECX

Distributed by:

Resolute Investment Distributors, Inc.

DWI_C 0126

American Beacon

Developing World Income Fund

Annual Shareholder Report - January 31, 2026 | Investor Class: AGEPX

This annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$143	1.31%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 19.52% for the twelve months ended January 31, 2026, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.71% and the JPMorgan EMBI Global Diversified Index return of 13.45%.

• Developing market debt benefited from easing global monetary conditions over the period, supported by U.S. dollar weakness and the Federal Reserve’s resumption of rate cuts in the second half, while geopolitical and trade‑policy risks were largely concentrated in developed markets.

• The Fund’s diversified strategy across local‑ and hard‑currency developing market debt, informed by a combination of top‑down macro views and bottom‑up country analysis, was strong during the period.

• Positive absolute contribution to performance was driven by country exposures, with positions in Zambia, Egypt, Nigeria, Ghana, and Kenya among the largest contributors, while exposure to Senegal detracted during the period.

Cumulative Performance from January 31, 2016 through January 31, 2026

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	Investor	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	JPMorgan EMBI Global Diversified Index
01/2016	$10,000	$10,000	$10,000
02/2016	$10,075	$10,096	$10,191
03/2016	$10,446	$10,179	$10,523
04/2016	$10,758	$10,197	$10,710
05/2016	$10,760	$10,240	$10,691
06/2016	$10,845	$10,435	$11,051
07/2016	$11,040	$10,497	$11,250
08/2016	$11,322	$10,492	$11,452
09/2016	$11,500	$10,490	$11,498
10/2016	$11,521	$10,389	$11,355
11/2016	$11,345	$10,217	$10,891
12/2016	$11,435	$10,245	$11,035
01/2017	$11,528	$10,208	$11,195
02/2017	$11,886	$10,295	$11,419
03/2017	$12,011	$10,290	$11,462
04/2017	$12,271	$10,360	$11,633
05/2017	$12,406	$10,421	$11,736
06/2017	$12,478	$10,391	$11,719
07/2017	$12,571	$10,426	$11,817
08/2017	$12,676	$10,521	$12,026
09/2017	$12,833	$10,472	$12,028
10/2017	$12,905	$10,516	$12,072
11/2017	$13,023	$10,532	$12,078
12/2017	$13,137	$10,556	$12,167
01/2018	$13,312	$10,481	$12,162
02/2018	$13,289	$10,457	$11,920
03/2018	$13,365	$10,544	$11,955
04/2018	$13,345	$10,504	$11,781
05/2018	$13,073	$10,544	$11,670
06/2018	$12,903	$10,563	$11,531
07/2018	$13,099	$10,566	$11,826
08/2018	$12,716	$10,599	$11,621
09/2018	$12,622	$10,558	$11,797
10/2018	$12,630	$10,538	$11,543
11/2018	$12,574	$10,589	$11,494
12/2018	$12,675	$10,742	$11,649
01/2019	$13,067	$10,856	$12,163
02/2019	$13,207	$10,869	$12,284
03/2019	$13,269	$11,064	$12,459
04/2019	$13,346	$11,070	$12,489
05/2019	$13,337	$11,229	$12,540
06/2019	$13,702	$11,387	$12,967
07/2019	$13,915	$11,477	$13,124
08/2019	$13,671	$11,737	$13,222
09/2019	$13,798	$11,682	$13,162
10/2019	$13,890	$11,662	$13,199
11/2019	$13,923	$11,649	$13,136
12/2019	$14,335	$11,625	$13,400
01/2020	$14,466	$11,834	$13,604
02/2020	$14,389	$11,979	$13,473
03/2020	$12,267	$11,793	$11,607
04/2020	$12,362	$11,984	$11,868
05/2020	$13,141	$12,018	$12,588
06/2020	$13,639	$12,078	$13,030
07/2020	$13,961	$12,210	$13,514
08/2020	$14,151	$12,121	$13,583
09/2020	$13,843	$12,165	$13,332
10/2020	$13,836	$12,166	$13,328
11/2020	$14,330	$12,236	$13,842
12/2020	$14,657	$12,273	$14,105
01/2021	$14,692	$12,208	$13,952
02/2021	$14,760	$12,018	$13,596
03/2021	$14,681	$11,970	$13,465
04/2021	$15,138	$12,002	$13,763
05/2021	$15,326	$12,028	$13,909
06/2021	$15,387	$12,087	$14,011
07/2021	$15,484	$12,237	$14,070
08/2021	$15,940	$12,213	$14,208
09/2021	$15,812	$12,097	$13,913
10/2021	$15,709	$12,066	$13,916
11/2021	$15,297	$12,152	$13,660
12/2021	$15,629	$12,103	$13,852
01/2022	$15,496	$11,912	$13,458
02/2022	$15,003	$11,754	$12,577
03/2022	$14,482	$11,501	$12,464
04/2022	$14,397	$11,192	$11,767
05/2022	$14,223	$11,176	$11,770
06/2022	$13,340	$11,007	$11,038
07/2022	$13,123	$11,287	$11,358
08/2022	$13,325	$10,992	$11,250
09/2022	$12,743	$10,639	$10,534
10/2022	$12,822	$10,603	$10,550
11/2022	$13,696	$10,873	$11,351
12/2022	$13,831	$10,745	$11,388
01/2023	$14,286	$10,992	$11,749
02/2023	$14,155	$10,817	$11,490
03/2023	$13,936	$11,057	$11,600
04/2023	$14,022	$11,114	$11,662
05/2023	$14,203	$11,070	$11,595
06/2023	$14,723	$11,063	$11,854
07/2023	$15,134	$11,067	$12,081
08/2023	$14,802	$11,053	$11,899
09/2023	$14,716	$10,862	$11,589
10/2023	$14,711	$10,785	$11,432
11/2023	$15,187	$11,156	$12,080
12/2023	$15,605	$11,513	$12,651
01/2024	$15,741	$11,490	$12,522
02/2024	$16,138	$11,411	$12,645
03/2024	$16,718	$11,514	$12,909
04/2024	$16,704	$11,329	$12,641
05/2024	$16,805	$11,429	$12,869
06/2024	$16,816	$11,528	$12,948
07/2024	$16,951	$11,751	$13,190
08/2024	$17,210	$11,880	$13,496
09/2024	$17,475	$12,017	$13,745
10/2024	$17,687	$11,855	$13,509
11/2024	$17,903	$11,996	$13,670
12/2024	$18,036	$11,904	$13,478
01/2025	$18,420	$11,950	$13,672
02/2025	$18,526	$12,094	$13,887
03/2025	$18,395	$12,043	$13,781
04/2025	$18,294	$12,162	$13,750
05/2025	$18,845	$12,122	$13,904
06/2025	$19,407	$12,238	$14,239
07/2025	$19,727	$12,228	$14,420
08/2025	$19,905	$12,295	$14,654
09/2025	$20,228	$12,385	$14,915
10/2025	$20,858	$12,483	$15,233
11/2025	$21,004	$12,509	$15,296
12/2025	$21,419	$12,483	$15,406
01/2026	$22,015	$12,513	$15,511

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	19.52%	8.42%	8.21%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.71%	0.50%	2.27%
JPMorgan EMBI Global Diversified Index	13.45%	2.14%	4.49%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$1,689,197,853
# of Portfolio Holdings	365
Portfolio Turnover Rate	34%
Total Management Fees Paid	$8,775,118

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Sovereign Obligations	73.4
Investment Companies	11.8
Credit-Linked Notes	5.9
Corporate Obligations	4.9
Foreign Corporate Obligations	4.0

Excludes foreign currency derivatives.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Suriname Government International Bonds, 8.500%, Due 11/6/2035	1.8
Ghana Government International Bonds, 5.000%, Due 7/3/2035	1.7
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.7
Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	1.5
Congolese International Bonds, 9.875%, Due 11/7/2032	1.3
Kyrgyz Republic International Bonds, 7.750%, Due 6/3/2030	1.3
Ecuador Government International Bonds, 5.000%, Due 7/31/2040	1.3
Argentina Republic Government International Bonds, 0.750%, Due 7/9/2030	1.3
Mozambique International Bonds, 9.000%, Due 9/15/2031	1.3
Ecuador Government International Bonds, 8.750%, Due 1/29/2034	1.2

Excludes cash equivalents.

Top Ten Country Exposure - % Fixed Income

Table Summary
Value	Value
Kenya	3.8
Uganda	3.9
Ivory Coast	3.9
Zambia	4.5
Angola	4.5
Egypt	4.6
Ghana	4.8
Argentina	4.9
Nigeria	5.3
United States	5.5

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Real Estate	0.3
Electric	0.4
Holding Companies - Diversified	0.5
Telecommunications	1.0
Oil & Gas	1.6
Investment Companies	2.7
Multi-National	3.0
Diversified Financial Services	4.4
Banks	7.8
Foreign Sovereign Obligations	77.9

Material Fund Changes

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

The Board of Trustees (“Board”) of the American Beacon Funds (the “Trust”), upon the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved the appointment of Ninety One North America, Inc. (“Ninety One NA”) as an additional sub-advisor to the American Beacon Developing World  Income  Fund  (the  “Fund”)  and  a  new  investment  advisory  agreement  among  AmBeacon,  Ninety One NA and the Trust, on behalf of the Fund. Ninety One NA is appointed as a sub-advisor to the Fund effective November 12, 2025. AmBeacon currently expects to commence the allocation of a portion of the assets of the Fund to Ninety One NA on or about February 2, 2026.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Developing World Income Fund

Annual Shareholder Report - January 31, 2026

Investor Class: AGEPX

Distributed by:

Resolute Investment Distributors, Inc.

DWI_Investor 0126

American Beacon

Developing World Income Fund

Annual Shareholder Report - January 31, 2026 | Class R5: AGEIX

This annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$115	1.05%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 19.94% for the twelve months ended January 31, 2026, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.71% and the JPMorgan EMBI Global Diversified Index return of 13.45%.

• Developing market debt benefited from easing global monetary conditions over the period, supported by U.S. dollar weakness and the Federal Reserve’s resumption of rate cuts in the second half, while geopolitical and trade‑policy risks were largely concentrated in developed markets.

• The Fund’s diversified strategy across local‑ and hard‑currency developing market debt, informed by a combination of top‑down macro views and bottom‑up country analysis, was strong during the period.

• Positive absolute contribution to performance was driven by country exposures, with positions in Zambia, Egypt, Nigeria, Ghana, and Kenya among the largest contributors, while exposure to Senegal detracted during the period.

Cumulative Performance from January 31, 2016 through January 31, 2026

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	R5	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	JPMorgan EMBI Global Diversified Index
01/2016	$250,000	$250,000	$250,000
02/2016	$251,942	$252,403	$254,766
03/2016	$261,218	$254,481	$263,086
04/2016	$269,110	$254,913	$267,745
05/2016	$269,257	$255,991	$267,267
06/2016	$271,494	$260,864	$276,281
07/2016	$276,433	$262,422	$281,256
08/2016	$283,567	$262,289	$286,291
09/2016	$288,119	$262,257	$287,446
10/2016	$289,048	$259,714	$283,878
11/2016	$284,419	$255,425	$272,263
12/2016	$286,738	$256,125	$275,884
01/2017	$289,454	$255,192	$279,864
02/2017	$298,128	$257,377	$285,473
03/2017	$301,646	$257,258	$286,550
04/2017	$308,221	$259,002	$290,820
05/2017	$311,672	$260,514	$293,389
06/2017	$313,547	$259,785	$292,974
07/2017	$315,943	$260,639	$295,430
08/2017	$318,649	$263,014	$300,660
09/2017	$323,110	$261,800	$300,692
10/2017	$325,022	$262,904	$301,808
11/2017	$327,749	$263,311	$301,960
12/2017	$330,665	$263,900	$304,178
01/2018	$335,539	$262,016	$304,047
02/2018	$334,364	$261,425	$297,999
03/2018	$336,670	$263,593	$298,870
04/2018	$336,198	$262,612	$294,523
05/2018	$329,381	$263,593	$291,755
06/2018	$325,159	$264,084	$288,279
07/2018	$330,150	$264,157	$295,646
08/2018	$320,589	$264,969	$290,529
09/2018	$318,272	$263,955	$294,923
10/2018	$318,545	$263,439	$288,563
11/2018	$317,557	$264,728	$287,344
12/2018	$319,963	$268,552	$291,220
01/2019	$330,235	$271,397	$304,069
02/2019	$333,490	$271,723	$307,102
03/2019	$335,523	$276,589	$311,467
04/2019	$337,568	$276,754	$312,225
05/2019	$337,382	$280,737	$313,508
06/2019	$346,692	$284,673	$324,163
07/2019	$352,158	$286,913	$328,100
08/2019	$345,693	$293,420	$330,548
09/2019	$348,996	$292,060	$329,042
10/2019	$351,710	$291,556	$329,967
11/2019	$352,628	$291,214	$328,397
12/2019	$363,254	$290,617	$335,006
01/2020	$366,575	$295,861	$340,112
02/2020	$364,725	$299,482	$336,824
03/2020	$311,083	$294,821	$290,178
04/2020	$313,583	$299,594	$296,695
05/2020	$332,984	$300,443	$314,699
06/2020	$345,722	$301,943	$325,758
07/2020	$354,395	$305,243	$337,851
08/2020	$358,851	$303,030	$339,587
09/2020	$351,162	$304,137	$333,301
10/2020	$351,518	$304,159	$333,202
11/2020	$364,148	$305,895	$346,054
12/2020	$372,661	$306,835	$352,624
01/2021	$373,557	$305,189	$348,797
02/2021	$375,397	$300,442	$339,892
03/2021	$373,489	$299,258	$336,618
04/2021	$385,201	$300,040	$344,077
05/2021	$390,077	$300,710	$347,727
06/2021	$391,739	$302,176	$350,278
07/2021	$394,299	$305,932	$351,738
08/2021	$406,022	$305,320	$355,189
09/2021	$402,870	$302,437	$347,826
10/2021	$400,813	$301,646	$347,911
11/2021	$390,445	$303,798	$341,511
12/2021	$398,620	$302,566	$346,291
01/2022	$395,230	$297,812	$336,441
02/2022	$382,785	$293,851	$314,415
03/2022	$369,593	$287,516	$311,588
04/2022	$367,546	$279,789	$294,168
05/2022	$363,209	$279,404	$294,246
06/2022	$340,771	$275,163	$275,962
07/2022	$335,350	$282,172	$283,939
08/2022	$340,569	$274,806	$281,256
09/2022	$325,810	$265,984	$263,359
10/2022	$327,935	$265,074	$263,759
11/2022	$350,324	$271,829	$283,783
12/2022	$353,957	$268,620	$284,711
01/2023	$365,580	$274,808	$293,729
02/2023	$362,337	$270,424	$287,245
03/2023	$356,835	$276,421	$290,012
04/2023	$359,127	$277,844	$291,553
05/2023	$363,837	$276,750	$289,881
06/2023	$377,234	$276,585	$296,351
07/2023	$387,864	$276,674	$302,013
08/2023	$379,467	$276,327	$297,471
09/2023	$377,373	$271,561	$289,732
10/2023	$377,359	$269,633	$285,809
11/2023	$389,678	$278,904	$301,996
12/2023	$400,546	$287,817	$316,286
01/2024	$404,045	$287,253	$313,055
02/2024	$414,335	$285,282	$316,116
03/2024	$429,896	$287,855	$322,724
04/2024	$429,050	$283,220	$316,024
05/2024	$431,742	$285,726	$321,722
06/2024	$432,730	$288,206	$323,702
07/2024	$435,696	$293,773	$329,751
08/2024	$442,446	$296,990	$337,394
09/2024	$449,381	$300,437	$343,623
10/2024	$455,527	$296,371	$337,720
11/2024	$460,574	$299,892	$341,738
12/2024	$464,171	$297,591	$336,962
01/2025	$474,047	$298,744	$341,806
02/2025	$476,892	$302,341	$347,167
03/2025	$473,624	$301,079	$344,520
04/2025	$471,803	$304,043	$343,754
05/2025	$486,098	$303,038	$347,588
06/2025	$499,939	$305,940	$355,976
07/2025	$508,281	$305,695	$360,490
08/2025	$513,657	$307,371	$366,361
09/2025	$522,113	$309,635	$372,885
10/2025	$538,430	$312,079	$380,818
11/2025	$541,594	$312,735	$382,392
12/2025	$553,237	$312,065	$385,145
01/2026	$568,585	$312,819	$387,767

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	19.94%	8.76%	8.56%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.71%	0.50%	2.27%
JPMorgan EMBI Global Diversified Index	13.45%	2.14%	4.49%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$1,689,197,853
# of Portfolio Holdings	365
Portfolio Turnover Rate	34%
Total Management Fees Paid	$8,775,118

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Sovereign Obligations	73.4
Investment Companies	11.8
Credit-Linked Notes	5.9
Corporate Obligations	4.9
Foreign Corporate Obligations	4.0

Excludes foreign currency derivatives.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Suriname Government International Bonds, 8.500%, Due 11/6/2035	1.8
Ghana Government International Bonds, 5.000%, Due 7/3/2035	1.7
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.7
Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	1.5
Congolese International Bonds, 9.875%, Due 11/7/2032	1.3
Kyrgyz Republic International Bonds, 7.750%, Due 6/3/2030	1.3
Ecuador Government International Bonds, 5.000%, Due 7/31/2040	1.3
Argentina Republic Government International Bonds, 0.750%, Due 7/9/2030	1.3
Mozambique International Bonds, 9.000%, Due 9/15/2031	1.3
Ecuador Government International Bonds, 8.750%, Due 1/29/2034	1.2

Excludes cash equivalents.

Top Ten Country Exposure - % Fixed Income

Table Summary
Value	Value
Kenya	3.8
Uganda	3.9
Ivory Coast	3.9
Zambia	4.5
Angola	4.5
Egypt	4.6
Ghana	4.8
Argentina	4.9
Nigeria	5.3
United States	5.5

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Real Estate	0.3
Electric	0.4
Holding Companies - Diversified	0.5
Telecommunications	1.0
Oil & Gas	1.6
Investment Companies	2.7
Multi-National	3.0
Diversified Financial Services	4.4
Banks	7.8
Foreign Sovereign Obligations	77.9

Material Fund Changes

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

The Board of Trustees (“Board”) of the American Beacon Funds (the “Trust”), upon the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved the appointment of Ninety One North America, Inc. (“Ninety One NA”) as an additional sub-advisor to the American Beacon Developing World  Income  Fund  (the  “Fund”)  and  a  new  investment  advisory  agreement  among  AmBeacon,  Ninety One NA and the Trust, on behalf of the Fund. Ninety One NA is appointed as a sub-advisor to the Fund effective November 12, 2025. AmBeacon currently expects to commence the allocation of a portion of the assets of the Fund to Ninety One NA on or about February 2, 2026.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Developing World Income Fund

Annual Shareholder Report - January 31, 2026

Class R5: AGEIX

Distributed by:

Resolute Investment Distributors, Inc.

DWI_R5 0126

American Beacon

Developing World Income Fund

Annual Shareholder Report - January 31, 2026 | Class Y: AGEYX

This annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$118	1.08%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 19.75% for the twelve months ended January 31, 2026, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.71% and the JPMorgan EMBI Global Diversified Index return of 13.45%.

• Developing market debt benefited from easing global monetary conditions over the period, supported by U.S. dollar weakness and the Federal Reserve’s resumption of rate cuts in the second half, while geopolitical and trade‑policy risks were largely concentrated in developed markets.

• The Fund’s diversified strategy across local‑ and hard‑currency developing market debt, informed by a combination of top‑down macro views and bottom‑up country analysis, was strong during the period.

• Positive absolute contribution to performance was driven by country exposures, with positions in Zambia, Egypt, Nigeria, Ghana, and Kenya among the largest contributors, while exposure to Senegal detracted during the period.

Cumulative Performance from January 31, 2016 through January 31, 2026

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	JPMorgan EMBI Global Diversified Index
01/2016	$100,000	$100,000	$100,000
02/2016	$100,765	$100,961	$101,906
03/2016	$104,471	$101,792	$105,234
04/2016	$107,614	$101,965	$107,098
05/2016	$107,663	$102,396	$106,907
06/2016	$108,550	$104,346	$110,513
07/2016	$110,516	$104,969	$112,502
08/2016	$113,354	$104,915	$114,517
09/2016	$115,165	$104,903	$114,979
10/2016	$115,400	$103,886	$113,551
11/2016	$113,670	$102,170	$108,905
12/2016	$114,594	$102,450	$110,354
01/2017	$115,548	$102,077	$111,945
02/2017	$119,140	$102,951	$114,189
03/2017	$120,543	$102,903	$114,620
04/2017	$123,158	$103,601	$116,328
05/2017	$124,532	$104,206	$117,356
06/2017	$125,142	$103,914	$117,190
07/2017	$126,218	$104,255	$118,172
08/2017	$127,287	$105,206	$120,264
09/2017	$128,928	$104,720	$120,277
10/2017	$129,682	$105,162	$120,723
11/2017	$130,896	$105,325	$120,784
12/2017	$132,055	$105,560	$121,671
01/2018	$133,853	$104,807	$121,619
02/2018	$133,515	$104,570	$119,199
03/2018	$134,292	$105,437	$119,548
04/2018	$134,093	$105,045	$117,809
05/2018	$131,370	$105,437	$116,702
06/2018	$129,831	$105,634	$115,312
07/2018	$131,816	$105,663	$118,258
08/2018	$127,851	$105,987	$116,212
09/2018	$126,919	$105,582	$117,969
10/2018	$127,168	$105,376	$115,425
11/2018	$126,616	$105,891	$114,937
12/2018	$127,545	$107,421	$116,488
01/2019	$131,640	$108,559	$121,627
02/2019	$133,081	$108,689	$122,841
03/2019	$133,732	$110,636	$124,587
04/2019	$134,539	$110,702	$124,890
05/2019	$134,453	$112,295	$125,403
06/2019	$138,154	$113,869	$129,665
07/2019	$140,491	$114,765	$131,240
08/2019	$137,923	$117,368	$132,219
09/2019	$139,240	$116,824	$131,617
10/2019	$140,156	$116,622	$131,987
11/2019	$140,518	$116,485	$131,359
12/2019	$144,734	$116,247	$134,002
01/2020	$146,057	$118,344	$136,045
02/2020	$145,309	$119,793	$134,729
03/2020	$123,935	$117,929	$116,071
04/2020	$124,924	$119,838	$118,678
05/2020	$132,812	$120,177	$125,879
06/2020	$137,879	$120,777	$130,303
07/2020	$141,330	$122,097	$135,140
08/2020	$143,111	$121,212	$135,835
09/2020	$140,046	$121,655	$133,321
10/2020	$140,007	$121,664	$133,281
11/2020	$145,026	$122,358	$138,422
12/2020	$148,397	$122,734	$141,049
01/2021	$148,754	$122,076	$139,519
02/2021	$149,478	$120,177	$135,957
03/2021	$148,708	$119,703	$134,647
04/2021	$153,362	$120,016	$137,631
05/2021	$155,294	$120,284	$139,091
06/2021	$155,948	$120,871	$140,111
07/2021	$156,958	$122,373	$140,695
08/2021	$161,617	$122,128	$142,076
09/2021	$160,355	$120,975	$139,130
10/2021	$159,529	$120,658	$139,164
11/2021	$155,393	$121,519	$136,605
12/2021	$158,631	$121,026	$138,517
01/2022	$157,282	$119,125	$134,576
02/2022	$152,322	$117,540	$125,766
03/2022	$147,065	$115,006	$124,635
04/2022	$146,245	$111,916	$117,667
05/2022	$144,513	$111,761	$117,699
06/2022	$135,578	$110,065	$110,385
07/2022	$133,418	$112,869	$113,575
08/2022	$135,488	$109,922	$112,502
09/2022	$129,610	$106,394	$105,343
10/2022	$130,450	$106,029	$105,504
11/2022	$139,352	$108,731	$113,513
12/2022	$140,787	$107,448	$113,884
01/2023	$145,410	$109,923	$117,492
02/2023	$144,112	$108,170	$114,898
03/2023	$141,917	$110,568	$116,005
04/2023	$142,824	$111,138	$116,621
05/2023	$144,693	$110,700	$115,952
06/2023	$150,012	$110,634	$118,540
07/2023	$154,230	$110,670	$120,805
08/2023	$150,884	$110,531	$118,988
09/2023	$150,043	$108,625	$115,893
10/2023	$150,028	$107,853	$114,324
11/2023	$154,917	$111,562	$120,798
12/2023	$159,226	$115,127	$126,514
01/2024	$160,617	$114,901	$125,222
02/2024	$164,698	$114,113	$126,446
03/2024	$170,874	$115,142	$129,090
04/2024	$170,528	$113,288	$126,410
05/2024	$171,596	$114,290	$128,689
06/2024	$171,989	$115,282	$129,481
07/2024	$173,163	$117,509	$131,900
08/2024	$175,838	$118,796	$134,958
09/2024	$178,586	$120,175	$137,449
10/2024	$181,032	$118,549	$135,088
11/2024	$183,026	$119,957	$136,695
12/2024	$184,448	$119,036	$134,785
01/2025	$188,634	$119,497	$136,722
02/2025	$189,495	$120,936	$138,867
03/2025	$188,191	$120,432	$137,808
04/2025	$187,460	$121,617	$137,502
05/2025	$193,134	$121,215	$139,035
06/2025	$198,636	$122,376	$142,390
07/2025	$201,945	$122,278	$144,196
08/2025	$204,081	$122,948	$146,544
09/2025	$207,435	$123,854	$149,154
10/2025	$213,918	$124,832	$152,327
11/2025	$215,457	$125,094	$152,957
12/2025	$219,783	$124,826	$154,058
01/2026	$225,880	$125,128	$155,107

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	19.75%	8.71%	8.49%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.71%	0.50%	2.27%
JPMorgan EMBI Global Diversified Index	13.45%	2.14%	4.49%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$1,689,197,853
# of Portfolio Holdings	365
Portfolio Turnover Rate	34%
Total Management Fees Paid	$8,775,118

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Sovereign Obligations	73.4
Investment Companies	11.8
Credit-Linked Notes	5.9
Corporate Obligations	4.9
Foreign Corporate Obligations	4.0

Excludes foreign currency derivatives.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Suriname Government International Bonds, 8.500%, Due 11/6/2035	1.8
Ghana Government International Bonds, 5.000%, Due 7/3/2035	1.7
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.7
Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	1.5
Congolese International Bonds, 9.875%, Due 11/7/2032	1.3
Kyrgyz Republic International Bonds, 7.750%, Due 6/3/2030	1.3
Ecuador Government International Bonds, 5.000%, Due 7/31/2040	1.3
Argentina Republic Government International Bonds, 0.750%, Due 7/9/2030	1.3
Mozambique International Bonds, 9.000%, Due 9/15/2031	1.3
Ecuador Government International Bonds, 8.750%, Due 1/29/2034	1.2

Excludes cash equivalents.

Top Ten Country Exposure - % Fixed Income

Table Summary
Value	Value
Kenya	3.8
Uganda	3.9
Ivory Coast	3.9
Zambia	4.5
Angola	4.5
Egypt	4.6
Ghana	4.8
Argentina	4.9
Nigeria	5.3
United States	5.5

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Real Estate	0.3
Electric	0.4
Holding Companies - Diversified	0.5
Telecommunications	1.0
Oil & Gas	1.6
Investment Companies	2.7
Multi-National	3.0
Diversified Financial Services	4.4
Banks	7.8
Foreign Sovereign Obligations	77.9

Material Fund Changes

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

The Board of Trustees (“Board”) of the American Beacon Funds (the “Trust”), upon the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved the appointment of Ninety One North America, Inc. (“Ninety One NA”) as an additional sub-advisor to the American Beacon Developing World  Income  Fund  (the  “Fund”)  and  a  new  investment  advisory  agreement  among  AmBeacon,  Ninety One NA and the Trust, on behalf of the Fund. Ninety One NA is appointed as a sub-advisor to the Fund effective November 12, 2025. AmBeacon currently expects to commence the allocation of a portion of the assets of the Fund to Ninety One NA on or about February 2, 2026.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Developing World Income Fund

Annual Shareholder Report - January 31, 2026

Class Y: AGEYX

Distributed by:

Resolute Investment Distributors, Inc.

DWI_Y 0126

American Beacon

NIS Core Plus Bond Fund

Annual Shareholder Report - January 31, 2026 | Class A: NISAX

This annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.79%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 2.69% (with sales charges) and 6.69% (without sales charges) for the twelve months ended January 31, 2026, compared to the Bloomberg U.S. Aggregate Bond Index return of 6.85%.

• The investment strategy of the Fund’s sub-advisor utilizes both bottom-up and top-down inputs to select the best relative value securities available across a broad range of domestic fixed income sectors.

• The period benefited from an improving policy and credit backdrop, as the Federal Reserve cut rates three times from September through December, supporting fixed income and credit assets overall, despite a rocky market environment in early April surrounding Liberation Day.

• Corporate Bonds were the largest positive contributors to performance, followed by U.S. Treasuries, Mortgage‑Backed Securities, and Asset‑Backed Securities, reflecting broad strength across fixed income sectors during the period.

Cumulative Performance from September 10, 2020 through January 31, 2026

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	A with Sales Charge	Bloomberg U.S. Aggregate Bond Index
09/2020	$9,625	$10,000
09/2020	$9,636	$9,987
10/2020	$9,589	$9,942
11/2020	$9,707	$10,040
12/2020	$9,768	$10,053
01/2021	$9,723	$9,981
02/2021	$9,590	$9,837
03/2021	$9,508	$9,714
04/2021	$9,591	$9,791
05/2021	$9,636	$9,823
06/2021	$9,723	$9,892
07/2021	$9,823	$10,003
08/2021	$9,819	$9,984
09/2021	$9,735	$9,897
10/2021	$9,730	$9,895
11/2021	$9,764	$9,924
12/2021	$9,741	$9,898
01/2022	$9,560	$9,685
02/2022	$9,449	$9,577
03/2022	$9,189	$9,311
04/2022	$8,851	$8,958
05/2022	$8,841	$9,015
06/2022	$8,681	$8,874
07/2022	$8,890	$9,091
08/2022	$8,689	$8,834
09/2022	$8,349	$8,452
10/2022	$8,220	$8,343
11/2022	$8,474	$8,650
12/2022	$8,477	$8,611
01/2023	$8,744	$8,876
02/2023	$8,563	$8,646
03/2023	$8,731	$8,866
04/2023	$8,796	$8,919
05/2023	$8,709	$8,822
06/2023	$8,682	$8,791
07/2023	$8,687	$8,785
08/2023	$8,652	$8,729
09/2023	$8,440	$8,507
10/2023	$8,311	$8,373
11/2023	$8,660	$8,752
12/2023	$9,012	$9,087
01/2024	$9,009	$9,062
02/2024	$8,911	$8,934
03/2024	$9,003	$9,016
04/2024	$8,789	$8,788
05/2024	$8,925	$8,937
06/2024	$9,040	$9,022
07/2024	$9,210	$9,233
08/2024	$9,372	$9,365
09/2024	$9,475	$9,491
10/2024	$9,278	$9,256
11/2024	$9,374	$9,353
12/2024	$9,231	$9,200
01/2025	$9,284	$9,249
02/2025	$9,467	$9,453
03/2025	$9,463	$9,456
04/2025	$9,495	$9,493
05/2025	$9,440	$9,425
06/2025	$9,604	$9,570
07/2025	$9,592	$9,545
08/2025	$9,694	$9,659
09/2025	$9,792	$9,765
10/2025	$9,850	$9,826
11/2025	$9,914	$9,887
12/2025	$9,883	$9,872
01/2026	$9,905	$9,883

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (9/10/20)
Class A without Sales ChargeFootnote Reference1	6.69%	0.37%	0.53%
Class A with Maximum Sales Charge - 3.75%Footnote Reference1	2.69%	(0.39)%	(0.18)%
Bloomberg U.S. Aggregate Bond Index	6.85%	(0.20)%	(0.20)%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$8,172,347
# of Portfolio Holdings	427
Portfolio Turnover Rate	80%
Total Management Fees Paid	$0

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	30.5
U.S. Treasury Obligations	24.4
Collateralized Mortgage Obligations	12.3
Asset-Backed Obligations	10.9
U.S. Agency Mortgage-Backed Obligations	8.0
Commercial Mortgage-Backed Obligations	6.7
Municipal Obligations	4.1
Foreign Corporate Obligations	2.8
Foreign Sovereign Obligations	0.3

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Bonds, 3.375%, Due 11/15/2048	5.2
U.S. Treasury Notes, 4.250%, Due 8/15/2035	4.6
U.S. Treasury Notes, 4.500%, Due 11/15/2033	2.2
U.S. Treasury Notes, 4.000%, Due 11/15/2035	2.1
RCKT Mortgage Trust, Series 2023-CES1, 6.902%, Due 6/25/2043, Class M1	1.9
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	1.8
U.S. Treasury Bonds, 4.875%, Due 8/15/2045	1.5
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	1.4
U.S. Treasury Notes, 2.875%, Due 5/15/2032	1.3
U.S. Treasury Bonds, 4.750%, Due 2/15/2045	1.1

Top Ten Country Exposure - % Investments

United States
96.7
Canada
1.3
Ireland
0.6
United Kingdom
0.4
Mexico
0.3
France
0.2
China
0.2
Bermuda
0.1
Brazil
0.1
Cameroon
0.1
0%
20%
40%
60%
80%
100%

Table Summary
Value	Value
Cameroon	0.1
Brazil	0.1
Bermuda	0.1
China	0.2
France	0.2
Mexico	0.3
United Kingdom	0.4
Ireland	0.6
Canada	1.3
United States	96.7

Top Ten Industry Allocations - % Investments

U.S. Treasury Obligations
24.4
Collateralized Mortgage Obligations
12.3
Asset-Backed Obligations
10.9
UMBS Collateral
7.2
Commercial MBS
6.7
Banks
4.7
Municipal
4.1
Electric
3.9
Diversified Financial Services
3.9
Insurance
2.9
0%
5%
10%
15%
20%
25%

Table Summary
Value	Value
Insurance	2.9
Diversified Financial Services	3.9
Electric	3.9
Municipal	4.1
Banks	4.7
Commercial MBS	6.7
UMBS Collateral	7.2
Asset-Backed Obligations	10.9
Collateralized Mortgage Obligations	12.3
U.S. Treasury Obligations	24.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

NIS Core Plus Bond Fund

Annual Shareholder Report - January 31, 2026

Class A: NISAX

Distributed by:

Resolute Investment Distributors, Inc.

NIS_A 0126

American Beacon

NIS Core Plus Bond Fund

Annual Shareholder Report - January 31, 2026 | Class C: NISCX

This annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$158	1.54%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 4.90% (with sales charges) and 5.90% (without sales charges) for the twelve months ended January 31, 2026, compared to the Bloomberg U.S. Aggregate Bond Index return of 6.85%.

• The investment strategy of the Fund’s sub-advisor utilizes both bottom-up and top-down inputs to select the best relative value securities available across a broad range of domestic fixed income sectors.

• The period benefited from an improving policy and credit backdrop, as the Federal Reserve cut rates three times from September through December, supporting fixed income and credit assets overall, despite a rocky market environment in early April surrounding Liberation Day.

• Corporate Bonds were the largest positive contributors to performance, followed by U.S. Treasuries, Mortgage‑Backed Securities, and Asset‑Backed Securities, reflecting broad strength across fixed income sectors during the period.

Cumulative Performance from September 10, 2020 through January 31, 2026

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	C with Sales Charge	Bloomberg U.S. Aggregate Bond Index
09/2020	$10,000	$10,000
09/2020	$10,010	$9,987
10/2020	$9,952	$9,942
11/2020	$10,069	$10,040
12/2020	$10,125	$10,053
01/2021	$10,072	$9,981
02/2021	$9,929	$9,837
03/2021	$9,837	$9,714
04/2021	$9,917	$9,791
05/2021	$9,958	$9,823
06/2021	$10,038	$9,892
07/2021	$10,139	$10,003
08/2021	$10,127	$9,984
09/2021	$10,035	$9,897
10/2021	$10,023	$9,895
11/2021	$10,053	$9,924
12/2021	$10,022	$9,898
01/2022	$9,830	$9,685
02/2022	$9,709	$9,577
03/2022	$9,437	$9,311
04/2022	$9,084	$8,958
05/2022	$9,068	$9,015
06/2022	$8,898	$8,874
07/2022	$9,107	$9,091
08/2022	$8,895	$8,834
09/2022	$8,541	$8,452
10/2022	$8,405	$8,343
11/2022	$8,669	$8,650
12/2022	$8,657	$8,611
01/2023	$8,923	$8,876
02/2023	$8,734	$8,646
03/2023	$8,899	$8,866
04/2023	$8,960	$8,919
05/2023	$8,865	$8,822
06/2023	$8,833	$8,791
07/2023	$8,833	$8,785
08/2023	$8,791	$8,729
09/2023	$8,570	$8,507
10/2023	$8,434	$8,373
11/2023	$8,783	$8,752
12/2023	$9,134	$9,087
01/2024	$9,126	$9,062
02/2024	$9,021	$8,934
03/2024	$9,109	$9,016
04/2024	$8,886	$8,788
05/2024	$9,018	$8,937
06/2024	$9,139	$9,022
07/2024	$9,305	$9,233
08/2024	$9,451	$9,365
09/2024	$9,561	$9,491
10/2024	$9,345	$9,256
11/2024	$9,447	$9,353
12/2024	$9,298	$9,200
01/2025	$9,334	$9,249
02/2025	$9,523	$9,453
03/2025	$9,503	$9,456
04/2025	$9,529	$9,493
05/2025	$9,479	$9,425
06/2025	$9,638	$9,570
07/2025	$9,608	$9,545
08/2025	$9,715	$9,659
09/2025	$9,797	$9,765
10/2025	$9,848	$9,826
11/2025	$9,907	$9,887
12/2025	$9,869	$9,872
01/2026	$9,885	$9,883

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (9/10/20)
Class C without Deferred Sales ChargeFootnote Reference1	5.90%	(0.38)%	(0.21)%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	4.90%	(0.38)%	(0.21)%
Bloomberg U.S. Aggregate Bond Index	6.85%	(0.20)%	(0.20)%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$8,172,347
# of Portfolio Holdings	427
Portfolio Turnover Rate	80%
Total Management Fees Paid	$0

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	30.5
U.S. Treasury Obligations	24.4
Collateralized Mortgage Obligations	12.3
Asset-Backed Obligations	10.9
U.S. Agency Mortgage-Backed Obligations	8.0
Commercial Mortgage-Backed Obligations	6.7
Municipal Obligations	4.1
Foreign Corporate Obligations	2.8
Foreign Sovereign Obligations	0.3

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Bonds, 3.375%, Due 11/15/2048	5.2
U.S. Treasury Notes, 4.250%, Due 8/15/2035	4.6
U.S. Treasury Notes, 4.500%, Due 11/15/2033	2.2
U.S. Treasury Notes, 4.000%, Due 11/15/2035	2.1
RCKT Mortgage Trust, Series 2023-CES1, 6.902%, Due 6/25/2043, Class M1	1.9
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	1.8
U.S. Treasury Bonds, 4.875%, Due 8/15/2045	1.5
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	1.4
U.S. Treasury Notes, 2.875%, Due 5/15/2032	1.3
U.S. Treasury Bonds, 4.750%, Due 2/15/2045	1.1

Top Ten Country Exposure - % Investments

Table Summary
Value	Value
Cameroon	0.1
Brazil	0.1
Bermuda	0.1
China	0.2
France	0.2
Mexico	0.3
United Kingdom	0.4
Ireland	0.6
Canada	1.3
United States	96.7

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Insurance	2.9
Diversified Financial Services	3.9
Electric	3.9
Municipal	4.1
Banks	4.7
Commercial MBS	6.7
UMBS Collateral	7.2
Asset-Backed Obligations	10.9
Collateralized Mortgage Obligations	12.3
U.S. Treasury Obligations	24.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

NIS Core Plus Bond Fund

Annual Shareholder Report - January 31, 2026

Class C: NISCX

Distributed by:

Resolute Investment Distributors, Inc.

NIS_C 0126

American Beacon

NIS Core Plus Bond Fund

Annual Shareholder Report - January 31, 2026 | Class R6: NISRX

This annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$45	0.44%

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 7.06% for the twelve months ended January 31, 2026, compared to the Bloomberg U.S. Aggregate Bond Index return of 6.85%.

• The investment strategy of the Fund’s sub-advisor utilizes both bottom-up and top-down inputs to select the best relative value securities available across a broad range of domestic fixed income sectors.

• The period benefited from an improving policy and credit backdrop, as the Federal Reserve cut rates three times from September through December, supporting fixed income and credit assets overall, despite a rocky market environment in early April surrounding Liberation Day.

• Corporate Bonds were the largest positive contributors to performance, followed by U.S. Treasuries, Mortgage‑Backed Securities, and Asset‑Backed Securities, reflecting broad strength across fixed income sectors during the period.

Cumulative Performance from September 10, 2020 through January 31, 2026

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	R6	Bloomberg U.S. Aggregate Bond Index
09/2020	$10,000	$10,000
09/2020	$10,014	$9,987
10/2020	$9,968	$9,942
11/2020	$10,094	$10,040
12/2020	$10,160	$10,053
01/2021	$10,116	$9,981
02/2021	$9,980	$9,837
03/2021	$9,898	$9,714
04/2021	$9,987	$9,791
05/2021	$10,037	$9,823
06/2021	$10,127	$9,892
07/2021	$10,238	$10,003
08/2021	$10,236	$9,984
09/2021	$10,152	$9,897
10/2021	$10,160	$9,895
11/2021	$10,189	$9,924
12/2021	$10,167	$9,898
01/2022	$9,981	$9,685
02/2022	$9,868	$9,577
03/2022	$9,600	$9,311
04/2022	$9,249	$8,958
05/2022	$9,241	$9,015
06/2022	$9,077	$8,874
07/2022	$9,309	$9,091
08/2022	$9,090	$8,834
09/2022	$8,737	$8,452
10/2022	$8,605	$8,343
11/2022	$8,884	$8,650
12/2022	$8,879	$8,611
01/2023	$9,161	$8,876
02/2023	$8,974	$8,646
03/2023	$9,153	$8,866
04/2023	$9,223	$8,919
05/2023	$9,135	$8,822
06/2023	$9,120	$8,791
07/2023	$9,129	$8,785
08/2023	$9,094	$8,729
09/2023	$8,863	$8,507
10/2023	$8,731	$8,373
11/2023	$9,111	$8,752
12/2023	$9,472	$9,087
01/2024	$9,472	$9,062
02/2024	$9,371	$8,934
03/2024	$9,471	$9,016
04/2024	$9,248	$8,788
05/2024	$9,394	$8,937
06/2024	$9,530	$9,022
07/2024	$9,700	$9,233
08/2024	$9,873	$9,365
09/2024	$9,996	$9,491
10/2024	$9,780	$9,256
11/2024	$9,896	$9,353
12/2024	$9,748	$9,200
01/2025	$9,795	$9,249
02/2025	$10,002	$9,453
03/2025	$9,990	$9,456
04/2025	$10,026	$9,493
05/2025	$9,982	$9,425
06/2025	$10,158	$9,570
07/2025	$10,137	$9,545
08/2025	$10,248	$9,659
09/2025	$10,355	$9,765
10/2025	$10,419	$9,826
11/2025	$10,490	$9,887
12/2025	$10,461	$9,872
01/2026	$10,487	$9,883

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (9/10/20)
R6 ClassFootnote Reference1	7.06%	0.72%	0.89%
Bloomberg U.S. Aggregate Bond Index	6.85%	(0.20)%	(0.20)%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$8,172,347
# of Portfolio Holdings	427
Portfolio Turnover Rate	80%
Total Management Fees Paid	$0

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	30.5
U.S. Treasury Obligations	24.4
Collateralized Mortgage Obligations	12.3
Asset-Backed Obligations	10.9
U.S. Agency Mortgage-Backed Obligations	8.0
Commercial Mortgage-Backed Obligations	6.7
Municipal Obligations	4.1
Foreign Corporate Obligations	2.8
Foreign Sovereign Obligations	0.3

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Bonds, 3.375%, Due 11/15/2048	5.2
U.S. Treasury Notes, 4.250%, Due 8/15/2035	4.6
U.S. Treasury Notes, 4.500%, Due 11/15/2033	2.2
U.S. Treasury Notes, 4.000%, Due 11/15/2035	2.1
RCKT Mortgage Trust, Series 2023-CES1, 6.902%, Due 6/25/2043, Class M1	1.9
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	1.8
U.S. Treasury Bonds, 4.875%, Due 8/15/2045	1.5
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	1.4
U.S. Treasury Notes, 2.875%, Due 5/15/2032	1.3
U.S. Treasury Bonds, 4.750%, Due 2/15/2045	1.1

Top Ten Country Exposure - % Investments

Table Summary
Value	Value
Cameroon	0.1
Brazil	0.1
Bermuda	0.1
China	0.2
France	0.2
Mexico	0.3
United Kingdom	0.4
Ireland	0.6
Canada	1.3
United States	96.7

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Insurance	2.9
Diversified Financial Services	3.9
Electric	3.9
Municipal	4.1
Banks	4.7
Commercial MBS	6.7
UMBS Collateral	7.2
Asset-Backed Obligations	10.9
Collateralized Mortgage Obligations	12.3
U.S. Treasury Obligations	24.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

NIS Core Plus Bond Fund

Annual Shareholder Report - January 31, 2026

Class R6: NISRX

Distributed by:

Resolute Investment Distributors, Inc.

NIS_R6 0126

American Beacon

NIS Core Plus Bond Fund

Annual Shareholder Report - January 31, 2026 | Class Y: NISYX

This annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$56	0.54%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 6.95% for the twelve months ended January 31, 2026, compared to the Bloomberg U.S. Aggregate Bond Index return of 6.85%.

• The investment strategy of the Fund’s sub-advisor utilizes both bottom-up and top-down inputs to select the best relative value securities available across a broad range of domestic fixed income sectors.

• The period benefited from an improving policy and credit backdrop, as the Federal Reserve cut rates three times from September through December, supporting fixed income and credit assets overall, despite a rocky market environment in early April surrounding Liberation Day.

• Corporate Bonds were the largest positive contributors to performance, followed by U.S. Treasuries, Mortgage‑Backed Securities, and Asset‑Backed Securities, reflecting broad strength across fixed income sectors during the period.

Cumulative Performance from September 10, 2020 through January 31, 2026

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	Bloomberg U.S. Aggregate Bond Index
09/2020	$100,000	$100,000
09/2020	$100,137	$99,866
10/2020	$99,663	$99,420
11/2020	$100,915	$100,396
12/2020	$101,565	$100,534
01/2021	$101,121	$99,814
02/2021	$99,753	$98,372
03/2021	$98,921	$97,144
04/2021	$99,808	$97,911
05/2021	$100,297	$98,231
06/2021	$101,189	$98,921
07/2021	$102,292	$100,027
08/2021	$102,263	$99,837
09/2021	$101,412	$98,973
10/2021	$101,380	$98,945
11/2021	$101,762	$99,238
12/2021	$101,541	$98,984
01/2022	$99,675	$96,852
02/2022	$98,531	$95,771
03/2022	$95,849	$93,110
04/2022	$92,340	$89,577
05/2022	$92,253	$90,155
06/2022	$90,603	$88,740
07/2022	$92,807	$90,909
08/2022	$90,724	$88,340
09/2022	$87,189	$84,523
10/2022	$85,867	$83,428
11/2022	$88,642	$86,496
12/2022	$88,587	$86,106
01/2023	$91,390	$88,755
02/2023	$89,520	$86,460
03/2023	$91,292	$88,657
04/2023	$91,991	$89,194
05/2023	$91,099	$88,223
06/2023	$90,841	$87,908
07/2023	$91,023	$87,847
08/2023	$90,668	$87,286
09/2023	$88,360	$85,068
10/2023	$87,033	$83,725
11/2023	$90,709	$87,517
12/2023	$94,408	$90,867
01/2024	$94,401	$90,617
02/2024	$93,388	$89,337
03/2024	$94,378	$90,162
04/2024	$92,188	$87,885
05/2024	$93,750	$89,375
06/2024	$94,987	$90,221
07/2024	$96,788	$92,328
08/2024	$98,533	$93,655
09/2024	$99,645	$94,909
10/2024	$97,483	$92,555
11/2024	$98,629	$93,534
12/2024	$97,143	$92,003
01/2025	$97,722	$92,491
02/2025	$99,659	$94,526
03/2025	$99,528	$94,561
04/2025	$99,883	$94,933
05/2025	$99,440	$94,253
06/2025	$101,186	$95,703
07/2025	$101,081	$95,450
08/2025	$102,177	$96,592
09/2025	$103,238	$97,646
10/2025	$103,867	$98,256
11/2025	$104,447	$98,866
12/2025	$104,262	$98,720
01/2026	$104,518	$98,825

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (9/10/20)
Class YFootnote Reference1	6.95%	0.66%	0.82%
Bloomberg U.S. Aggregate Bond Index	6.85%	(0.20)%	(0.20)%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$8,172,347
# of Portfolio Holdings	427
Portfolio Turnover Rate	80%
Total Management Fees Paid	$0

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	30.5
U.S. Treasury Obligations	24.4
Collateralized Mortgage Obligations	12.3
Asset-Backed Obligations	10.9
U.S. Agency Mortgage-Backed Obligations	8.0
Commercial Mortgage-Backed Obligations	6.7
Municipal Obligations	4.1
Foreign Corporate Obligations	2.8
Foreign Sovereign Obligations	0.3

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Bonds, 3.375%, Due 11/15/2048	5.2
U.S. Treasury Notes, 4.250%, Due 8/15/2035	4.6
U.S. Treasury Notes, 4.500%, Due 11/15/2033	2.2
U.S. Treasury Notes, 4.000%, Due 11/15/2035	2.1
RCKT Mortgage Trust, Series 2023-CES1, 6.902%, Due 6/25/2043, Class M1	1.9
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	1.8
U.S. Treasury Bonds, 4.875%, Due 8/15/2045	1.5
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	1.4
U.S. Treasury Notes, 2.875%, Due 5/15/2032	1.3
U.S. Treasury Bonds, 4.750%, Due 2/15/2045	1.1

Top Ten Country Exposure - % Investments

Table Summary
Value	Value
Cameroon	0.1
Brazil	0.1
Bermuda	0.1
China	0.2
France	0.2
Mexico	0.3
United Kingdom	0.4
Ireland	0.6
Canada	1.3
United States	96.7

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Insurance	2.9
Diversified Financial Services	3.9
Electric	3.9
Municipal	4.1
Banks	4.7
Commercial MBS	6.7
UMBS Collateral	7.2
Asset-Backed Obligations	10.9
Collateralized Mortgage Obligations	12.3
U.S. Treasury Obligations	24.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

NIS Core Plus Bond Fund

Annual Shareholder Report - January 31, 2026

Class Y: NISYX

Distributed by:

Resolute Investment Distributors, Inc.

NIS_Y 0126

Item 2. Code of Ethics

The registrant adopted a code of ethics (the “Code”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. The registrant amended the Code on June 14, 2024 to update the name of the Principal Executive Officer. The registrant has not granted any waivers from the provisions of the Code during the period covered by the shareholder reports presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees of the Trust has determined that Claudia Holz, a member of the Trust’s Audit and Compliance Committee, is the “audit committee financial expert” as defined in Form N-CSR. Ms. Holz is considered “independent” as defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” refer to all other fees category would consist of service related to internal control reviews, strategy, and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees, and all other fees by the principal accountant.

(a)

Audit Fees	Fiscal Year Ended
$148,431	1/31/25
$168,460	1/31/26

(b)
Audit Related Fees	Fiscal Year Ended
$0	1/31/25
$0	1/31/26

(c)
Tax Fees(1)	Fiscal Year Ended
$17,750	1/31/25
$18,600	1/31/26

(d)
All Other Fees	Fiscal Year Ended
$0	1/31/25
$0	1/31/26

(1) “Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, tax planning, filing assistance for EU reclaims and PFIC tax services. These fees include international, federal, state, and excise tax reviews.

(e)(1) Pursuant to its charter, the Trust’s Audit and Compliance Committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the registrant’s principal accountant:

•

to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trusts’ financial statements, and, in connection therewith, reviewing and evaluating matters potentially affecting the independence and capabilities of the auditors;

•

to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trusts, an investment adviser to any series of the Trusts or any entity controlling, controlled by, or under common control with an investment adviser (“adviser affiliate”) that provides ongoing services to the Trusts, if the engagement relates directly to the operations and financial reporting of the Trusts;

•

to consider whether the non-audit services provided by a Trust’s auditor to an investment adviser or any adviser affiliate that provides ongoing services to a series of the Trusts, which services were not pre-approved by the Committee, are compatible with maintaining the auditor’s independence;

•	to review the arrangements for and scope of the annual audit and any special audits; and

•	to review and approving the fees proposed to be charged to the Trusts by the auditors for each audit and non-audit service.

The Audit and Compliance Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full audit committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Aggregate Non-Audit Fees for Services Rendered to the:

Registrant	Adviser	Adviser’s Affiliates Providing Ongoing Services to Registrant	Fiscal Year Ended
$17,750	$107,469	N/A	1/31/25
$18,600	$134,250	N/A	1/31/26

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 7.

(b)	Not applicable.

Financial Statements and Other Information

Name of registrant: American Beacon Funds

Date of fiscal year end: January 31, 2026

Date of reporting period: January 31, 2026

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

AMERICAN BEACON FUNDS

Annual Financial Statements

January 31, 2026

DWI_NIS 0126

American Beacon FundsSM

Additional Fund Information	Back Cover

American Beacon Funds	January 31, 2026

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon Developing World Income Fund and American Beacon NIS Core Plus Bond Fund:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Beacon Developing World Income Fund and American Beacon NIS Core Plus Bond Fund (two of the funds constituting American Beacon Funds, hereafter collectively referred to as the “Funds”) as of January 31, 2026, the related statements of operations for the year ended January 31, 2026, the statements of changes in net assets for each of the two years in the period ended January 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended January 31, 2026 and each of the financial highlights for each of the five years in the period ended January 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian, and brokers; when replies were not received from the brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

March 27, 2026

We have served as the auditor of one or more investment companies in the American Beacon family of funds since 2016.

American Beacon Developing World Income FundSM

Schedule of Investments

January 31, 2026

	Principal Amount		Fair Value

Angola - 3.9%

Foreign Corporate Obligations - 0.5%
Azule Energy Finance PLC, 8.125%, Due 1/23/2030A		$2,317,000	$2,344,268
Sonangol Finance Ltd., 10.000%, Due 1/29/2031A		6,614,000	6,489,987

Total Foreign Corporate Obligations			8,834,255

Foreign Sovereign Obligations - 3.4%
Angola Government International Bonds,
8.250%, Due 5/9/2028B		5,432,000	5,468,696
8.000%, Due 11/26/2029A		6,463,000	6,338,690
9.244%, Due 1/15/2031B		1,100,000	1,106,901
8.750%, Due 4/14/2032B		3,500,000	3,423,636
8.750%, Due 4/14/2032A		3,475,000	3,399,181
9.875%, Due 10/15/2035A		5,970,000	6,000,214
9.375%, Due 5/8/2048B		17,579,000	15,625,604
9.125%, Due 11/26/2049B		17,293,000	14,967,727
Republic of Angola Via Avenir Issuer II Ireland DAC, 6.927%, Due 2/19/2027B		739,286	724,500

Total Foreign Sovereign Obligations			57,055,149

Total Angola (Cost $62,347,291)			65,889,404

Argentina - 4.3%

Foreign Corporate Obligations - 0.4%
Telecom Argentina SA, 8.500%, Due 1/20/2036A		5,886,400	5,940,849

Foreign Sovereign Obligations - 3.9%
Argentina Republic Government International Bonds,
1.000%, Due 7/9/2029		159,244	140,135
0.750%, Due 7/9/2030C		25,190,352	21,311,038
4.125%, Due 7/9/2035C		37,024,184	28,638,206
3.500%, Due 7/9/2041C		2,750,000	1,988,250
Argentina Treasury Bonds BONTE, 29.500%, Due 5/30/2030	ARS	9,280,000,000	7,175,141
Bono Del Tesoro Nacional Capitalizable en Pesos,
2.600%, Due 2/13/2026		4,500,000,000	4,365,705
2.150%, Due 6/30/2026		750,000,000	646,844
2.050%, Due 1/15/2027		2,480,000,000	2,040,083

Total Foreign Sovereign Obligations			66,305,402

Total Argentina (Cost $65,752,685)			72,246,251

Armenia - 0.7%

Foreign Sovereign Obligations - 0.7%
Republic of Armenia Treasury Bonds,
7.000%, Due 4/29/2026	AMD	385,000,000	1,015,580
9.000%, Due 4/29/2026		325,000,000	861,220
8.400%, Due 4/29/2028		1,200,000,000	3,221,466
9.250%, Due 4/29/2028		2,240,000,000	6,114,886

Total Foreign Sovereign Obligations			11,213,152

Total Armenia (Cost $10,530,675)			11,213,152

Azerbaijan - 0.2% (Cost $2,924,096)

Credit-Linked Notes - 0.2%
Azerbaijan Treasury Bonds (Issuer ICBC Standard Bank PLC), 7.500%, Due 5/11/2028A	AZN	5,000,000	2,853,226

Barbados - 0.3% (Cost $4,466,142)

Foreign Sovereign Obligations - 0.3%
Barbados Government International Bonds, 8.000%, Due 6/26/2035A		$4,459,000	4,778,487

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

January 31, 2026

	Principal Amount		Fair Value

Benin - 1.5%

Foreign Sovereign Obligations - 1.5%
Benin Government International Bonds,
7.960%, Due 2/13/2038A		$1,532,000	$1,600,022
7.960%, Due 2/13/2038B		12,628,000	13,188,690
8.375%, Due 1/23/2041A		2,480,000	2,628,905
8.375%, Due 1/23/2041B		4,158,000	4,407,656
6.875%, Due 1/19/2052A	EUR	2,408,000	2,624,863

Total Foreign Sovereign Obligations			24,450,136

Total Benin (Cost $23,197,510)			24,450,136

Cameroon - 1.3%

Foreign Sovereign Obligations - 1.3%
Republic of Cameroon International Bonds,
9.500%, Due 7/31/2031B		$11,774,000	11,784,489
8.875%, Due 1/30/2033B		10,928,000	10,586,941

Total Foreign Sovereign Obligations			22,371,430

Total Cameroon (Cost $21,567,297)			22,371,430

Canada - 0.2% (Cost $3,116,332)

Foreign Corporate Obligations - 0.2%
Sagicor Financial Co. Ltd., 5.300%, Due 5/13/2028A		3,124,000	3,110,567

Congo - 1.4%

Credit-Linked Notes - 0.1%
Democratic Republic of Congo (Issuer Tugela BV), 10.640%, Due 12/14/2027, (6 mo. USD Term SOFR + 7.000%)A D		1,733,333	1,747,631

Foreign Sovereign Obligations - 1.3%
Congolese International Bonds, 9.875%, Due 11/7/2032B		24,140,000	22,404,849

Total Congo (Cost $23,440,828)			24,152,480

Dominican Republic - 1.2%

Foreign Sovereign Obligations - 1.2%
Dominican Republic International Bonds,
9.750%, Due 6/5/2026B	DOP	8,850,000	141,529
8.000%, Due 2/12/2027B		220,000,000	3,461,784
12.750%, Due 9/23/2029A		249,000,000	4,383,790
13.625%, Due 2/3/2033A		54,750,000	1,065,509
11.250%, Due 9/15/2035B		29,900,000	534,626
11.250%, Due 9/15/2035A		172,000,000	3,075,442
10.750%, Due 6/1/2036A		123,000,000	2,146,375
10.750%, Due 6/1/2036B		287,850,000	5,023,040
10.500%, Due 3/15/2037A		19,150,000	330,357

Total Foreign Sovereign Obligations			20,162,452

Total Dominican Republic (Cost $20,529,010)			20,162,452

Ecuador - 3.1%

Foreign Sovereign Obligations - 3.1%
Ecuador Government International Bonds,
8.750%, Due 1/29/2034A		$19,318,000	19,511,180
6.900%, Due 7/31/2035A		2,151,085	1,959,638
6.900%, Due 7/31/2035B		5,019,045	4,572,350
9.250%, Due 1/29/2039A		4,906,000	5,016,385
5.000%, Due 7/31/2040A C		1,625,550	1,341,079

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

January 31, 2026

	Principal Amount		Fair Value

Ecuador - 3.1% (continued)

Foreign Sovereign Obligations - 3.1% (continued)
Ecuador Government International Bonds, (continued)
5.000%, Due 7/31/2040B C		$24,387,900	$20,120,018

Total Foreign Sovereign Obligations			52,520,650

Total Ecuador (Cost $47,261,970)			52,520,650

Egypt - 4.0%

Foreign Sovereign Obligations - 4.0%
Egypt Government Bonds,
14.483%, Due 4/6/2026	EGP	6,500,000	136,363
25.318%, Due 8/13/2027		171,950,000	3,732,305
24.458%, Due 10/1/2027		182,654,000	3,948,393
15.700%, Due 11/7/2027		10,000,000	192,538
24.144%, Due 12/3/2027		468,321,000	10,175,183
Egypt Government International Bonds, 8.875%, Due 5/29/2050B		$15,867,000	15,668,563
Egypt Treasury Bills,
27.901%, Due 2/3/2026E F	EGP	114,125,000	2,430,119
27.551%, Due 4/28/2026E F		191,875,000	3,867,527
24.741%, Due 5/19/2026E F		125,050,000	2,487,818
26.401%, Due 5/26/2026E F		207,000,000	4,099,523
26.250%, Due 6/23/2026E F		157,000,000	3,053,851
25.450%, Due 7/14/2026E F		146,175,000	2,803,825
24.241%, Due 7/28/2026E F		206,675,000	3,931,759
24.600%, Due 10/13/2026E F		212,675,000	3,878,102
25.392%, Due 12/22/2026E F		429,650,000	7,550,770

Total Foreign Sovereign Obligations			67,956,639

Total Egypt (Cost $64,086,549)			67,956,639

El Salvador - 2.4%

Foreign Sovereign Obligations - 2.4%
El Salvador Government International Bonds,
8.250%, Due 4/10/2032B		$2,079,000	2,234,343
7.125%, Due 1/20/2050B		13,067,000	11,988,973
9.500%, Due 7/15/2052B		10,591,000	12,023,856
9.500%, Due 7/15/2052A		1,288,000	1,462,254
9.650%, Due 11/21/2054A		11,907,000	13,603,747

Total Foreign Sovereign Obligations			41,313,173

Total El Salvador (Cost $38,518,712)			41,313,173

Georgia - 0.8%

Foreign Corporate Obligations - 0.4%
Bank of Georgia JSC, 11.500%, Due 11/17/2028A	GEL	17,300,000	6,532,133

Foreign Sovereign Obligations - 0.4%
Georgia Treasury Bonds,
9.375%, Due 1/18/2028		5,000,000	1,893,607
8.250%, Due 8/28/2029		3,500,000	1,281,753
8.000%, Due 7/13/2034		8,200,000	2,763,162
8.750%, Due 9/16/2036		5,000,000	1,733,241

Total Foreign Sovereign Obligations			7,671,763

Total Georgia (Cost $14,080,002)			14,203,896

Ghana - 4.2%

Foreign Corporate Obligations - 0.1%
Kosmos Energy Ltd., 7.500%, Due 3/1/2028A		$3,244,000	2,451,604

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

January 31, 2026

	Principal Amount		Fair Value

Ghana - 4.2% (continued)

Foreign Sovereign Obligations - 4.1%
Ghana Government International Bonds,
Due 7/3/2026A E		$190,352	$185,763
5.000%, Due 7/3/2029A C		7,928,592	7,754,966
Due 1/3/2030A E		853,641	746,318
5.000%, Due 7/3/2035A C		32,076,292	29,246,067
Republic of Ghana Government Bonds,
19.000%, Due 11/2/2026	GHS	47,576,000	4,146,909
19.250%, Due 1/18/2027		19,750,000	1,708,720
8.500%, Due 2/15/2028, Cash (5.000%) or PIK (in-kind rate 3.500%)		28,000,000	2,314,059
10.000%, Due 8/15/2028		4,000,000	332,138
8.650%, Due 2/13/2029, Cash (5.000%) or PIK (in-kind rate 3.650%)		11,500,000	896,865
8.800%, Due 2/12/2030, Cash (5.000%) or PIK (in-kind rate 3.800%)		28,000,000	2,086,264
8.950%, Due 2/11/2031, Cash (5.000%) or PIK (in-kind rate 3.950%)		143,300,000	10,224,150
9.100%, Due 2/10/2032, Cash (5.000%) or PIK (in-kind rate 4.100%)		53,200,000	3,657,931
9.250%, Due 2/8/2033, Cash (5.000%) or PIK (in-kind rate 4.250%)		47,800,000	3,187,585
9.400%, Due 2/7/2034, Cash (5.000%) or PIK (in-kind rate 4.400%)		11,100,000	722,016
9.700%, Due 2/5/2036, Cash (5.000%) or PIK (in-kind rate 4.700%)		29,700,000	1,876,170

Total Foreign Sovereign Obligations			69,085,921

Total Ghana (Cost $72,001,794)			71,537,525

Iraq - 0.4% (Cost $6,903,090)

Foreign Sovereign Obligations - 0.4%
Iraq International Bonds, 5.800%, Due 1/15/2028B		$7,105,250	7,070,946

Ivory Coast - 3.4%

Credit-Linked Notes - 0.1%
Republic of Cote d’Ivoire (Issuer Zambezi BV), 6.000%, Due 8/2/2026A	XOF	666,666,666	1,204,462

Foreign Sovereign Obligations - 3.3%
Ivory Coast Government International Bonds,
4.875%, Due 1/30/2032B	EUR	4,591,000	5,350,122
8.075%, Due 4/1/2036B		$1,943,000	2,075,482
8.250%, Due 1/30/2037B		10,507,000	11,336,456
8.250%, Due 1/30/2037A		670,000	722,892
6.875%, Due 10/17/2040B	EUR	7,960,000	9,407,649
6.625%, Due 3/22/2048B		17,601,000	19,299,401
Republic of Cote d’Ivoire,
6.875%, Due 4/1/2028B	XOF	2,074,000,000	3,755,739
6.875%, Due 4/1/2028A		2,500,000,000	4,527,169

Total Foreign Sovereign Obligations			56,474,910

Total Ivory Coast (Cost $51,590,864)			57,679,372

Jamaica - 0.5%

Foreign Corporate Obligations - 0.3%
Digicel International Finance Ltd./Difl U.S. LLC, 8.625%, Due 8/1/2032A		$4,316,000	4,487,457

Foreign Sovereign Obligations - 0.2%
Jamaica Government International Bonds, 9.625%, Due 11/3/2030	JMD	500,000,000	3,353,175

Total Jamaica (Cost $7,610,988)			7,840,632

Kazakhstan - 3.3%

Foreign Sovereign Obligations - 3.3%
Kazakhstan Government Bonds,
10.500%, Due 8/4/2026	KZT	930,000,000	1,779,032
5.500%, Due 8/18/2026		1,100,000,000	2,047,835

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

January 31, 2026

	Principal Amount		Fair Value

Kazakhstan - 3.3% (continued)

Foreign Sovereign Obligations - 3.3% (continued)
Kazakhstan Government Bonds, (continued)
13.900%, Due 9/16/2026	KZT	1,830,000,000	$3,540,943
9.000%, Due 3/6/2027		1,160,000,000	2,112,962
10.400%, Due 5/19/2027		2,946,786,000	5,376,821
9.000%, Due 7/3/2027		2,574,580,000	4,585,141
5.490%, Due 9/18/2027		924,000,000	1,539,911
5.300%, Due 10/19/2027		850,000,000	1,400,572
15.350%, Due 11/18/2027		2,260,444,000	4,335,799
10.400%, Due 4/12/2028		970,000,000	1,692,421
5.000%, Due 4/18/2028		4,841,728,000	7,559,131
10.470%, Due 10/27/2028		1,800,000,000	3,073,328
15.300%, Due 3/3/2029		1,176,866,000	2,238,979
10.550%, Due 7/28/2029		2,300,000,000	3,830,868
17.010%, Due 8/7/2029		1,200,000,000	2,385,477
7.680%, Due 8/13/2029		2,697,248,000	4,104,554
12.000%, Due 3/7/2030		165,000,000	283,025
14.000%, Due 5/12/2031		384,441,000	695,544
14.600%, Due 3/6/2032		281,000,000	520,154
5.500%, Due 4/24/2032		800,000,000	942,565
14.450%, Due 6/5/2033		360,000,000	656,751
10.120%, Due 2/17/2034		400,000,000	580,509

Total Foreign Sovereign Obligations			55,282,322

Total Kazakhstan (Cost $57,926,726)			55,282,322

Kenya - 3.3%

Foreign Sovereign Obligations - 3.3%
Republic of Kenya Government International Bonds, 9.500%, Due 3/5/2036A		$10,301,000	11,021,431
Republic of Kenya Infrastructure Bonds,
10.200%, Due 5/25/2026	KES	15,500,000	119,939
11.000%, Due 10/12/2026		43,467,948	339,480
10.850%, Due 4/2/2029		12,250,000	91,345
18.461%, Due 8/9/2032		2,602,800,000	24,624,194
12.500%, Due 1/10/2033		869,000,000	6,789,638
11.750%, Due 10/8/2035		112,000,000	857,927
13.938%, Due 10/27/2036		250,000,000	2,072,801
12.257%, Due 1/5/2037		152,000,000	1,192,469
14.399%, Due 2/20/2040		300,000,000	2,510,689
12.965%, Due 1/28/2041		828,000,000	6,470,060

Total Foreign Sovereign Obligations			56,089,973

Total Kenya (Cost $52,610,983)			56,089,973

Kyrgyzstan - 2.3%

Credit-Linked Notes - 1.0%
Republic of Kyrgyzstan (Issuer Aurora Australis BV),
7.000%, Due 3/8/2032A	KGS	190,000,000	1,608,862
7.000%, Due 3/19/2032A		55,000,000	464,969
Republic of Kyrgyzstan (Issuer Rufiji BV), 6.000%, Due 10/24/2030A		200,000,000	1,730,132
Republic of Kyrgyzstan (Issuer Tugela BV),
12.250%, Due 9/13/2027A		220,000,000	2,577,107
12.000%, Due 2/7/2028A		95,000,000	1,093,396
6.000%, Due 9/13/2029A		305,000,000	2,895,146
7.000%, Due 9/20/2032A		600,000,000	4,977,015
Republic of Kyrgyzstan (Issuer Zambezi BV), 10.000%, Due 4/13/2028A		180,000,000	1,984,837

Total Credit-Linked Notes			17,331,464

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

January 31, 2026

	Principal Amount		Fair Value

Kyrgyzstan - 2.3% (continued)

Foreign Sovereign Obligations - 1.3%
Kyrgyz Republic International Bonds,
7.750%, Due 6/3/2030A		$18,152,000	$18,851,183
7.750%, Due 6/3/2030B		2,700,000	2,803,999

Total Foreign Sovereign Obligations			21,655,182

Total Kyrgyzstan (Cost $38,800,107)			38,986,646

Lao People’s Democratic Republic - 0.8%

Foreign Sovereign Obligations - 0.8%
Laos Government International Bonds,
11.250%, Due 11/12/2030A		12,558,000	13,185,900
11.250%, Due 11/12/2030B		945,000	992,250

Total Foreign Sovereign Obligations			14,178,150

Total Lao People’s Democratic Republic (Cost $13,536,554)			14,178,150

Lebanon - 1.2%

Foreign Sovereign Obligations - 1.2%
Lebanon Government International Bonds,
Due 3/20/2028B E G		12,312,000	3,605,877
Due 5/17/2033B E G		32,650,000	9,626,226
Due 5/17/2034B E G		19,037,000	5,552,712
Due 3/23/2037B E G		4,207,000	1,240,619

Total Foreign Sovereign Obligations			20,025,434

Total Lebanon (Cost $14,434,843)			20,025,434

Malawi - 0.5%

Credit-Linked Notes - 0.5%
CDH Investment Bank (Issuer Tugela BV),
13.500%, Due 1/4/2027A		1,500,000	1,551,126
Due 4/30/2027A E		200,000	171,360
Republic of Malawi (Issuer Tugela BV),
18.500%, Due 8/15/2026A		2,700,000	1,333,986
15.000%, Due 8/19/2026A		1,000,000	788,916
13.500%, Due 9/17/2026A		1,989,120	2,144,714
13.500%, Due 12/18/2026A		1,000,000	921,150
12.500%, Due 6/2/2027A		800,000	367,182
13.500%, Due 6/18/2027A		700,000	253,892
13.000%, Due 8/20/2027A		500,000	259,953
13.500%, Due 9/3/2027A		650,000	272,547

Total Credit-Linked Notes			8,064,826

Total Malawi (Cost $10,900,646)			8,064,826

Mauritius - 0.1% (Cost $2,410,714)

Foreign Corporate Obligations - 0.1%
Axian Telecom Holding & Management PLC, 7.250%, Due 7/11/2030A		2,422,000	2,456,884

Mongolia - 1.3%

Credit-Linked Notes - 1.0%
Development Bank of Mongolia (Issuer Rufiji BV), Due 10/24/2031A E H	MNT	18,900,000,000	5,402,580
Development Bank of Mongolia (Issuer Zambezi BV), 14.000%, Due 5/12/2027A		27,500,000,000	8,015,603
Republic of Mongolia (Issuer Aurora Australis BV), 12.000%, Due 11/25/2031A H		8,000,000,000	2,235,891

Total Credit-Linked Notes			15,654,074

Foreign Corporate Obligations - 0.3%
Tsetsens Mining & Energy LLC, 11.375%, Due 2/5/2031B		$5,900,000	5,872,506

Total Mongolia (Cost $21,827,630)			21,526,580

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

January 31, 2026

	Principal Amount		Fair Value

Mozambique - 2.2%

Credit-Linked Notes - 0.9%
Republic of Mozambique (Issuer ICBC Standard Bank PLC),
17.000%, Due 5/11/2025I J	MZN	100,000,000	$1,564,945
14.500%, Due 11/13/2025I J		40,000,000	625,978
14.500%, Due 2/11/2027H I J		46,752,000	761,097
19.000%, Due 5/12/2028A I J		51,000,000	671,147
18.000%, Due 1/15/2029A I J		130,000,000	2,085,043
17.000%, Due 5/24/2029B I J		188,500,000	2,866,959
14.250%, Due 3/14/2030B I J		199,521,000	3,241,048
14.050%, Due 9/12/2030B I J		215,000,000	3,382,194

Total Credit-Linked Notes			15,198,411

Foreign Sovereign Obligations - 1.3%
Mozambique International Bonds,
9.000%, Due 9/15/2031B		$22,113,000	19,217,322
9.000%, Due 9/15/2031A		2,353,000	2,044,877

Total Foreign Sovereign Obligations			21,262,199

Total Mozambique (Cost $36,485,198)			36,460,610

Netherlands - 0.4%

Foreign Sovereign Obligations - 0.4%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV,
12.000%, Due 8/21/2026B		600,000	730,467
12.000%, Due 12/15/2026B		2,600,000	2,929,066
12.000%, Due 1/21/2027B		1,600,000	1,698,653
10.350%, Due 10/20/2027B	MNT	6,000,000,000	1,659,860

Total Foreign Sovereign Obligations			7,018,046

Total Netherlands (Cost $6,469,588)			7,018,046

Nigeria - 4.6%

Credit-Linked Notes - 0.5%
Federal Republic of Nigeria (Issuer ICBC Standard Bank PLC),
Due 2/5/2026B E	NGN	9,471,580,000	6,760,732
Due 4/9/2026B E		1,308,000,000	899,707
Due 7/9/2026A E		1,364,000,000	895,054

Total Credit-Linked Notes			8,555,493

Foreign Corporate Obligations - 0.2%
Access Bank PLC, 6.125%, Due 9/21/2026A		$1,207,000	1,199,050
United Bank for Africa PLC, 6.750%, Due 11/19/2026A		1,984,000	1,984,000

Total Foreign Corporate Obligations			3,183,050

Foreign Sovereign Obligations - 3.9%
Nigeria Government Bonds,
16.288%, Due 3/17/2027	NGN	290,000,000	202,254
17.945%, Due 8/27/2030		5,308,000,000	3,904,808
18.500%, Due 2/21/2031		10,050,000,000	7,521,402
17.950%, Due 6/25/2032		18,871,253,000	13,832,773
19.890%, Due 5/15/2033		6,006,747,000	4,745,348
22.600%, Due 1/29/2035		1,350,000,000	1,214,637
Nigeria Government International Bonds,
8.375%, Due 3/24/2029B		$3,454,000	3,671,201
8.250%, Due 9/28/2051B		3,609,000	3,540,740
Nigeria OMO Bills,
24.349%, Due 2/3/2026E F	NGN	1,883,827,000	1,357,386
20.096%, Due 3/10/2026E F		2,500,000,000	1,762,089
27.073%, Due 4/7/2026E F		10,923,000,000	7,580,256

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

January 31, 2026

	Principal Amount		Fair Value

Nigeria - 4.6% (continued)

Foreign Sovereign Obligations - 3.9% (continued)
Nigeria OMO Bills, (continued)
22.447%, Due 5/12/2026E F	NGN	16,063,282,000	$10,936,973
24.229%, Due 6/2/2026E F		2,000,000,000	1,345,374
21.741%, Due 7/7/2026E F		7,500,000,000	4,953,209

Total Foreign Sovereign Obligations			66,568,450

Total Nigeria (Cost $75,007,389)			78,306,993

Pakistan - 3.2%

Foreign Corporate Obligations - 0.1%
Veon Midco BV, 9.000%, Due 7/15/2029A		$1,532,000	1,604,609

Foreign Sovereign Obligations - 3.1%
Pakistan Government International Bonds,
6.875%, Due 12/5/2027B		7,203,000	7,310,492
7.375%, Due 4/8/2031B		5,380,000	5,419,424
8.875%, Due 4/8/2051B		6,462,000	6,494,562
Pakistan Investment Bonds,
12.000%, Due 1/16/2028	PKR	1,000,000,000	3,671,357
14.000%, Due 9/20/2029		2,228,500,000	8,767,134
11.000%, Due 7/17/2030		1,906,000,000	6,882,684
Pakistan Treasury Bills,
11.098%, Due 10/15/2026E F		2,000,000,000	6,657,306
11.190%, Due 12/10/2026E F		2,200,000,000	7,214,919

Total Foreign Sovereign Obligations			52,417,878

Total Pakistan (Cost $52,140,237)			54,022,487

Papua New Guinea - 0.5% (Cost $8,319,472)

Foreign Sovereign Obligations - 0.5%
Papua New Guinea Government International Bonds, 8.375%, Due 10/4/2028B		$8,326,000	8,682,675

Paraguay - 1.3%

Credit-Linked Notes - 0.4%
Municipalidad de Asuncion (Issuer Tugela BV), 12.000%, Due 11/22/2032A	PYG	16,600,000,000	2,778,581
Republic of Paraguay (Issuer Tugela BV), 9.850%, Due 2/14/2031A		13,700,000,000	2,118,861
Republic of Paraguay (Issuer Zambezi BV), 11.500%, Due 6/22/2035A		13,500,000,000	2,185,788

Total Credit-Linked Notes			7,083,230

Foreign Sovereign Obligations - 0.9%
Paraguay Government International Bonds,
7.900%, Due 2/9/2031B		26,400,000,000	3,851,195
7.900%, Due 2/9/2031A		23,803,000,000	3,472,348
8.500%, Due 3/4/2035B		14,700,000,000	2,161,060
8.500%, Due 3/4/2035A		40,588,000,000	5,966,877

Total Foreign Sovereign Obligations			15,451,480

Total Paraguay (Cost $20,719,717)			22,534,710

Rwanda - 0.2% (Cost $2,521,760)

Foreign Sovereign Obligations - 0.2%
Rwanda International Government Bonds, 5.500%, Due 8/9/2031B		$2,790,000	2,594,760

Senegal - 1.1%

Foreign Sovereign Obligations - 1.1%
Senegal Government International Bonds,
7.750%, Due 6/10/2031B		4,300,000	2,591,193
6.250%, Due 5/23/2033B		3,050,000	1,756,257

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

January 31, 2026

	Principal Amount		Fair Value

Senegal - 1.1% (continued)

Foreign Sovereign Obligations - 1.1% (continued)
Senegal Government International Bonds, (continued)
5.375%, Due 6/8/2037B	EUR	12,600,000	$8,200,032
6.750%, Due 3/13/2048B		$10,650,000	5,720,560

Total Foreign Sovereign Obligations			18,268,042

Total Senegal (Cost $21,972,104)			18,268,042

South Africa - 0.0% (Cost $547,000)

Foreign Corporate Obligations - 0.0%
Liquid Telecommunications Financing PLC, 5.500%, Due 9/4/2026A		547,000	523,238

Sri Lanka - 2.0%

Foreign Sovereign Obligations - 2.0%
Sri Lanka Government Bonds,
10.750%, Due 3/15/2028	LKR	300,000,000	1,001,037
9.000%, Due 5/1/2028		661,000,000	2,131,901
11.000%, Due 5/15/2030		1,195,000,000	4,035,864
11.500%, Due 12/15/2032		1,928,000,000	6,572,904
9.000%, Due 11/1/2033		1,501,000,000	4,430,171
10.700%, Due 6/15/2035		612,000,000	1,949,033
Sri Lanka Government International Bonds,
4.000%, Due 4/15/2028A		$873,485	850,860
3.100%, Due 1/15/2030A C		917,288	904,052
3.100%, Due 1/15/2030B C		6,100,000	6,011,979
3.350%, Due 3/15/2033B C		3,400,000	3,117,800
3.600%, Due 6/15/2035B C		3,500,000	2,870,000

Total Foreign Sovereign Obligations			33,875,601

Total Sri Lanka (Cost $32,953,058)			33,875,601

Supranational - 2.8%

Foreign Sovereign Obligations - 2.8%
Asian Development Bank,
8.400%, Due 4/15/2028	GEL	4,000,000	1,490,687
10.300%, Due 9/4/2028	MNT	19,000,000,000	5,330,576
12.000%, Due 12/16/2028	UZS	22,723,400,000	1,823,969
10.000%, Due 4/12/2030	MNT	7,000,000,000	1,939,895
10.000%, Due 12/24/2030		12,275,790,000	3,416,618
European Bank for Reconstruction & Development,
20.000%, Due 8/20/2026		$4,300,000	4,314,190
11.500%, Due 9/25/2026B		700,000	704,758
10.500%, Due 1/20/2027		1,800,000	1,791,000
11.850%, Due 2/18/2027B		1,000,000	1,248,701
11.250%, Due 9/10/2027B		1,500,000	1,501,704
11.150%, Due 12/16/2027		3,300,000	3,258,539
11.200%, Due 6/22/2028B		1,700,000	1,578,979
International Finance Corp.,
6.750%, Due 7/30/2026B	AZN	4,100,000	2,392,844
6.000%, Due 1/15/2027		1,342,320	784,404
15.000%, Due 2/5/2027	UZS	3,100,000,000	263,843
7.800%, Due 9/8/2027B	AZN	7,500,000	4,433,599
9.200%, Due 11/29/2027	MNT	4,300,000,000	1,153,223
9.950%, Due 12/15/2027B		7,000,000,000	1,948,252
8.850%, Due 6/19/2028B	DOP	190,000,000	3,027,486
17.500%, Due 7/19/2028	UZS	18,000,000,000	1,598,123
8.900%, Due 10/20/2028	DOP	120,000,000	1,938,613
7.550%, Due 12/15/2028	AZN	1,542,000	873,854

Total Foreign Sovereign Obligations			46,813,857

Total Supranational (Cost $46,779,073)			46,813,857

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

January 31, 2026

	Principal Amount		Fair Value

Suriname - 2.2%

Foreign Sovereign Obligations - 2.2%
Suriname Government International Bonds,
7.700%, Due 11/6/2030A		$6,761,000	$6,997,635
8.500%, Due 11/6/2035B		700,000	752,472
8.500%, Due 11/6/2035A		27,115,000	29,147,540

Total Foreign Sovereign Obligations			36,897,647

Total Suriname (Cost $35,083,914)			36,897,647

Tajikistan - 0.2% (Cost $2,937,455)

Foreign Sovereign Obligations - 0.2%
Republic of Tajikistan International Bonds, 7.125%, Due 9/14/2027B		3,004,667	3,023,766

Togo - 0.1%

Foreign Corporate Obligations - 0.1%
Ecobank Transnational, Inc.,
10.125%, Due 10/15/2029A		1,457,000	1,561,241
8.750%, Due 6/17/2031, (5 yr. CMT + 8.211%)A D		847,000	847,847

Total Foreign Corporate Obligations			2,409,088

Total Togo (Cost $2,354,161)			2,409,088

Trinidad and Tobago - 0.4%

Foreign Corporate Obligations - 0.4%
Heritage Petroleum Co. Ltd., 9.000%, Due 8/12/2029A		2,624,000	2,693,143
Port of Spain Waterfront Development, 7.875%, Due 2/19/2040B		4,009,733	4,039,806

Total Foreign Corporate Obligations			6,732,949

Total Trinidad and Tobago (Cost $6,695,423)			6,732,949

Tunisia - 0.7%

Foreign Sovereign Obligations - 0.7%
Tunisian Republic,
6.375%, Due 7/15/2026A	EUR	100,000	117,586
6.375%, Due 7/15/2026B		9,597,000	11,284,768

Total Foreign Sovereign Obligations			11,402,354

Total Tunisia (Cost $10,256,956)			11,402,354

Uganda - 3.4%

Foreign Sovereign Obligations - 3.4%
Republic of Uganda Government Bonds,
16.000%, Due 5/6/2027	UGX	2,500,000,000	715,234
14.250%, Due 8/23/2029		8,000,000,000	2,196,784
16.000%, Due 11/14/2030		6,940,000,000	1,999,152
17.000%, Due 4/3/2031		3,460,000,000	1,028,111
16.375%, Due 3/4/2032		3,836,900,000	1,118,730
15.000%, Due 5/20/2032		2,600,000,000	716,818
14.375%, Due 2/3/2033		13,778,000,000	3,680,640
14.250%, Due 6/22/2034		51,741,800,000	13,583,164
16.250%, Due 11/8/2035		37,308,300,000	10,733,398
15.800%, Due 6/23/2039		44,439,600,000	12,282,585
15.000%, Due 6/18/2043		34,068,600,000	8,859,315

Total Foreign Sovereign Obligations			56,913,931

Total Uganda (Cost $54,749,693)			56,913,931

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

January 31, 2026

	Principal Amount		Fair Value

Ukraine - 1.1%

Foreign Corporate Obligations - 0.1%
MHP Lux SA, 10.500%, Due 7/28/2029A		$1,771,000	$1,822,398

Foreign Sovereign Obligations - 1.0%
Ukraine Government International Bonds,
Due 2/1/2030B C E		205,404	130,305
3.000%, Due 2/1/2034B C		767,563	374,674
4.500%, Due 2/1/2034B C		757,900	477,286
3.000%, Due 2/1/2035B C		6,014,145	3,399,507
4.500%, Due 2/1/2035B C		19,396,866	11,999,334
3.000%, Due 2/1/2036B C		540,538	304,295
4.500%, Due 2/1/2036B C		1,313,747	799,065

Total Foreign Sovereign Obligations			17,484,466

Total Ukraine (Cost $18,296,583)			19,306,864

United Republic of Tanzania - 0.05%

Foreign Corporate Obligations - 0.1%
HTA Group Ltd., 7.500%, Due 6/4/2029A		1,727,000	1,781,652

Credit-Linked Notes - 0.4%
Government of the United Republic of Tanzania (Issuer Plover SARL), 9.127%, Due 1/20/2032, (3 mo. USD Term SOFR + 5.200%)A D		6,500,000	6,709,300

Total United Republic of Tanzania (Cost $8,254,539)			8,490,952

United States - 4.8%

Corporate Obligations - 4.8%
Citigroup Global Markets Holdings, Inc.,
Due 2/10/2026A E	NGN	8,900,000,000	6,399,907
Due 2/12/2026A E		2,852,460,000	2,042,704
12.000%, Due 4/8/2026A	BDT	76,000,000	623,268
Due 6/1/2026A E	NGN	6,171,000,000	4,180,650
12.300%, Due 6/9/2026A	BDT	446,700,000	3,678,543
Due 7/9/2026A E	NGN	7,905,204,559	5,248,307
9.250%, Due 10/27/2026A	DOP	77,000,000	1,225,116
Due 10/29/2026A E	EGP	64,000,000	1,153,705
Due 12/10/2026A E		153,000,000	2,718,692
11.000%, Due 9/25/2027A	DOP	200,000,000	3,163,251
9.350%, Due 7/31/2028A	GEL	6,500,000	2,454,970
18.448%, Due 11/7/2028A	EGP	142,189,406	3,174,293
12.400%, Due 5/17/2029A	BDT	137,313,000	1,190,417
22.000%, Due 6/11/2029A	ZMW	50,900,000	3,030,484
20.740%, Due 11/27/2029		65,000,000	3,811,924
16.743%, Due 10/16/2030A	EGP	141,376,011	3,197,049
18.500%, Due 2/25/2031A	NGN	5,219,438,057	3,980,736
13.000%, Due 8/23/2033A	ZMW	53,000,000	2,319,743
JPMorgan Chase Bank NA,
Due 8/27/2026A E	EGP	295,000,000	5,483,870
16.250%, Due 10/23/2026A	UZS	13,500,000,000	1,141,860
18.350%, Due 7/23/2027A		7,600,000,000	706,300
24.300%, Due 8/18/2027A	EGP	106,000,000	2,298,504
25.318%, Due 8/18/2027A		131,125,000	2,843,314
22.576%, Due 1/11/2028A		80,500,000	1,742,731
22.576%, Due 1/11/2028, Series EMNTA		80,000,000	1,731,907
21.954%, Due 3/7/2028A		80,000,000	1,716,991
8.750%, Due 3/17/2028A	AZN	2,900,000	1,715,553
21.492%, Due 12/6/2028A	EGP	178,650,000	3,809,817
21.182%, Due 1/9/2029, Series EMNTA		90,000,000	1,908,180
Morgan Stanley Finance LLC, 12.150%, Due 12/15/2026A	TZS	6,500,000,000	2,501,205

Total Corporate Obligations			81,193,991

Total United States (Cost $76,134,821)			81,193,991

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

January 31, 2026

	Principal Amount		Fair Value

Uruguay - 1.6%

Foreign Sovereign Obligations - 1.6%
Uruguay Government International Bonds,
8.500%, Due 3/15/2028B	UYU	215,000,000	$5,707,827
9.750%, Due 7/20/2033		136,700,000	3,991,238
8.000%, Due 10/29/2035		95,000,000	2,558,964
3.875%, Due 7/2/2040K		396,251,344	10,960,622
3.400%, Due 5/16/2045K		124,599,167	3,277,573

Total Foreign Sovereign Obligations			26,496,224

Total Uruguay (Cost $23,779,065)			26,496,224

Uzbekistan - 2.3%

Credit-Linked Notes - 0.3%
Republic of Uzbekistan (Issuer ICBC Standard Bank PLC),
15.000%, Due 10/3/2028A	UZS	38,000,000,000	3,436,462
16.000%, Due 1/23/2029A		13,125,000,000	1,121,561

Total Credit-Linked Notes			4,558,023

Foreign Sovereign Obligations - 2.0%
Republic of Uzbekistan International Bonds,
16.250%, Due 10/12/2026A		62,860,000,000	5,302,795
16.250%, Due 10/12/2026B		136,570,000,000	11,520,883
16.625%, Due 5/29/2027A		53,850,000,000	4,600,200
15.500%, Due 2/25/2028A		111,860,000,000	9,586,439
15.500%, Due 2/25/2028B		37,000,000,000	3,170,912

Total Foreign Sovereign Obligations			34,181,229

Total Uzbekistan (Cost $36,305,847)			38,739,252

Venezuela - 1.3%

Foreign Corporate Obligations - 0.6%
Petroleos de Venezuela SA,
Due 5/16/2024B E G		$1,250,000	378,750
Due 11/15/2026B E G		23,362,481	7,008,744
Due 4/12/2027B E G		6,413,600	1,859,944

Total Foreign Corporate Obligations			9,247,438

Foreign Sovereign Obligations - 0.7%
Venezuela Government International Bonds,
Due 4/21/2025B E G		2,256,000	818,026
Due 10/21/2026B E G		9,424,100	4,147,546
Due 5/7/2028B E G		9,650,000	3,885,090
Due 8/5/2031B E G		8,054,300	3,524,562

Total Foreign Sovereign Obligations			12,375,224

Total Venezuela (Cost $21,598,844)			21,622,662

Zambia - 3.9%

Credit-Linked Notes - 0.6%
Republic of Zambia (Issuer ICBC Standard Bank PLC),
13.000%, Due 1/29/2031B	ZMW	30,600,000	1,434,024
13.000%, Due 8/23/2033A		94,500,000	4,150,699
17.190%, Due 1/29/2036A		82,340,000	4,337,319

Total Credit-Linked Notes			9,922,042

Foreign Sovereign Obligations - 3.3%
Zambia Government Bonds,
12.000%, Due 6/17/2026		12,000,000	608,264
15.000%, Due 8/18/2026		12,000,000	615,892

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

January 31, 2026

	Principal Amount		Fair Value

Zambia - 3.9% (continued)

Foreign Sovereign Obligations - 3.3% (continued)
Zambia Government Bonds, (continued)
10.000%, Due 8/21/2026	ZMW	20,700,000	$1,036,195
13.000%, Due 8/29/2026		64,500,000	3,278,943
13.000%, Due 12/18/2027		24,795,000	1,223,001
12.000%, Due 5/31/2028		42,800,000	2,043,063
16.000%, Due 11/24/2028		8,000,000	409,894
13.000%, Due 12/17/2028		30,000,000	1,432,766
13.000%, Due 7/27/2030		8,000,000	368,579
18.000%, Due 8/18/2030		20,000,000	1,078,401
13.000%, Due 1/25/2031		84,800,000	3,866,206
16.100%, Due 1/26/2031		165,000,000	8,390,551
18.490%, Due 6/23/2032		37,000,000	1,972,314
18.490%, Due 8/18/2032		24,000,000	1,278,546
18.500%, Due 9/29/2032		51,000,000	2,719,316
13.000%, Due 6/26/2033		9,000,000	383,569
22.490%, Due 2/17/2035		10,000,000	585,559
21.480%, Due 3/17/2035		26,000,000	1,514,337
Zambia Government International Bonds,
5.750%, Due 6/30/2033B C		$11,737,662	11,471,158
0.500%, Due 12/31/2053B		16,124,161	11,588,214

Total Foreign Sovereign Obligations			55,864,768

Total Zambia (Cost $58,996,297)			65,786,810

	Shares

SHORT-TERM INVESTMENTS - 11.7% (Cost $197,213,529)

Investment Companies - 11.7%
American Beacon U.S. Government Money Market Select Fund, 3.58%L M		197,213,529	197,213,529

TOTAL INVESTMENTS - 99.1% (Cost $1,608,945,761)			1,673,292,271
OTHER ASSETS, NET OF LIABILITIES - 0.9%			15,905,582

TOTAL NET ASSETS - 100.0%			$1,689,197,853

Percentages are stated as a percent of net assets.

A Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $439,057,508 or 26.0% of net assets. The Fund has no right to demand registration of these securities.

B Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at January 31, 2026. The maturity date disclosed represents the final maturity date.

D Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on January 31, 2026.

E Zero coupon bond.

F Coupon represents a weighted average yield to maturity.

G Default Security. At period end, the amount of securities in default was $41,648,096 or 2.5% of net assets.

H Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

I Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $15,198,411 or 0.9% of net assets.

J Value was determined using significant unobservable inputs.

K Inflation-Indexed Note.

L 7-day yield.

M The Fund is affiliated by having the same investment advisor.

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

January 31, 2026

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

LLC - Limited Liability Company.

OMO - Open Market Operation.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

Forward Foreign Currency Contracts Open on January 31, 2026:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	6,890,430	USD	6,897,759	4/15/2026	JPM	$–	$(7,329)	$(7,329)
USD	29,948,055	EUR	30,290,151	4/15/2026	JPM	–	(342,096)	(342,096)
USD	2,094,445	EUR	2,133,729	2/4/2026	SCB	–	(39,284)	(39,284)
USD	39,936,800	EUR	40,540,849	2/4/2026	SCB	–	(604,049)	(604,049)

						$–	$(992,758)	$(992,758)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank

Currency Abbreviations:
AMD	Armenian Dram
ARS	Argentina Peso
AZN	Azerbaijan Manat
BDT	Bangladeshi Taka
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GEL	Georgian Lari
GHS	Ghanaian Cedi
JMD	Jamaican Dollar
KES	Kenyan Shilling
KGS	Kyrgyzstani Som
KZT	Kazakhstani Tenge
LKR	Sri Lankan Rupee
MNT	Mongolia Tugrug
MZN	Mozambique Metical
NGN	Nigerian Naira
PKR	Pakistani Rupee
PYG	Paraguayan Guarani
TZS	Tanzanian shilling
UGX	Ugandan Shilling
USD	United States Dollar
UYU	Uruguan Peso
UZS	Uzbekistani Som
XOF	West African Communaute Financiere Africaine Franc
ZMW	Zambian Kwacha

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

January 31, 2026

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2026, the investments were classified as described below:

Developing World Income Fund	Level 1	Level 2	Level 3	Total
Assets
Credit-Linked Notes
Azerbaijan	$-	$2,853,226	$-	$2,853,226
Congo	-	1,747,631	-	1,747,631
Ivory Coast	-	1,204,462	-	1,204,462
Kyrgyzstan	-	17,331,464	-	17,331,464
Malawi	-	8,064,826	-	8,064,826
Mongolia	-	15,654,074	-	15,654,074
Mozambique	-	-	15,198,411	15,198,411
Nigeria	-	8,555,493	-	8,555,493
Paraguay	-	7,083,230	-	7,083,230
United Republic of Tanzania	-	6,709,300	-	6,709,300
Uzbekistan	-	4,558,023	-	4,558,023
Zambia	-	9,922,042	-	9,922,042
Foreign Corporate Obligations
Angola	-	8,834,255	-	8,834,255
Argentina	-	5,940,849	-	5,940,849
Canada	-	3,110,567	-	3,110,567
Georgia	-	6,532,133	-	6,532,133
Ghana	-	2,451,604	-	2,451,604
Jamaica	-	4,487,457	-	4,487,457
Mauritius	-	2,456,884	-	2,456,884
Mongolia	-	5,872,506	-	5,872,506
Nigeria	-	3,183,050	-	3,183,050
Pakistan	-	1,604,609	-	1,604,609
South Africa	-	523,238	-	523,238
Togo	-	2,409,088	-	2,409,088
Trinidad and Tobago	-	6,732,949	-	6,732,949
Ukraine	-	1,822,398	-	1,822,398
United Republic of Tanzania	-	1,781,652	-	1,781,652
Venezuela	-	9,247,438	-	9,247,438
Foreign Sovereign Obligations
Angola	-	57,055,149	-	57,055,149
Argentina	-	66,305,402	-	66,305,402
Armenia	-	11,213,152	-	11,213,152
Barbados	-	4,778,487	-	4,778,487
Benin	-	24,450,136	-	24,450,136
Cameroon	-	22,371,430	-	22,371,430
Congo	-	22,404,849	-	22,404,849
Dominican Republic	-	20,162,452	-	20,162,452
Ecuador	-	52,520,650	-	52,520,650
Egypt	-	67,956,639	-	67,956,639
El Salvador	-	41,313,173	-	41,313,173
Georgia	-	7,671,763	-	7,671,763
Ghana	-	69,085,921	-	69,085,921
Iraq	-	7,070,946	-	7,070,946
Ivory Coast	-	56,474,910	-	56,474,910
Jamaica	-	3,353,175	-	3,353,175
Kazakhstan	-	55,282,322	-	55,282,322
Kenya	-	56,089,973	-	56,089,973
Kyrgyzstan	-	21,655,182	-	21,655,182
Lao People’s Democratic Republic	-	14,178,150	-	14,178,150
Lebanon	-	20,025,434	-	20,025,434
Mozambique	-	21,262,199	-	21,262,199
Netherlands	-	7,018,046	-	7,018,046
Nigeria	-	66,568,450	-	66,568,450
Pakistan	-	52,417,878	-	52,417,878

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

January 31, 2026

Developing World Income Fund	Level 1	Level 2	Level 3	Total
Foreign Sovereign Obligations (continued)
Papua New Guinea	$-	$8,682,675	$-	$8,682,675
Paraguay	-	15,451,480	-	15,451,480
Rwanda	-	2,594,760	-	2,594,760
Senegal	-	18,268,042	-	18,268,042
Sri Lanka	-	33,875,601	-	33,875,601
Supranational	-	46,813,857	-	46,813,857
Suriname	-	36,897,647	-	36,897,647
Tajikistan	-	3,023,766	-	3,023,766
Tunisia	–	11,402,354	–	11,402,354
Uganda	–	56,913,931	–	56,913,931
Ukraine	–	17,484,466	–	17,484,466
Uruguay	–	26,496,224	–	26,496,224
Uzbekistan	–	34,181,229	–	34,181,229
Venezuela	–	12,375,224	–	12,375,224
Zambia	–	55,864,768	–	55,864,768
Corporate Obligations
United States	–	81,193,991	–	81,193,991
Short-Term Investments	197,213,529	–	–	197,213,529

Total Investments in Securities - Assets	$197,213,529	$1,460,880,331	$15,198,411	$1,673,292,271

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$–	$(992,758)	$–	$(992,758)

Total Financial Derivative Instruments - Liabilities	$–	$(992,758)	$–	$(992,758)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended January 31, 2026, six Credit-Linked Notes with $8,575,169 fair value were transferred into Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2025	Purchases	Settlements	Accrued Discount (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 1/31/2026	Unrealized Appreciation (Depreciation) at Year End*
Credit-Linked Notes	$4,977,340	$6,246,411	$5,200,082	$92,632	$69,435	$437,506	$8,575,169	$-	$15,198,411	$646,948
Foreign Corporate Obligations	1,249,573	-	1,236,568	44,435	(379,693)	322,253	-	-	-	-

	$6,226,913	$6,246,411	$6,436,650	$137,067	$(310,258)	$759,759	$8,575,169	$-	$15,198,411	$646,948

*

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at year end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.

For the year ended January 31, 2026, eight credit-linked notes were fair valued at $15,198,411 by the Fair Value Committee, and have been classified as Level 3 due to the lack of pricing. The Level 3 investments fair value is based on unobservable inputs that are not developed by the Manager such as investments for which fair value is determined by recent pricing obtained from brokers.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

January 31, 2026

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 30.5%

Basic Materials - 0.2%

Chemicals - 0.1%
PPG Industries, Inc., 4.375%, Due 3/15/2031	$5,000	$4,985
Solstice Advanced Materials, Inc., 5.625%, Due 9/30/2033A	6,000	6,031

		11,016

Iron & Steel - 0.1%
Carpenter Technology Corp., 5.625%, Due 3/1/2034A	5,000	5,074

Total Basic Materials		16,090

Communications - 2.1%

Internet - 0.6%
Alphabet, Inc., 5.450%, Due 11/15/2055	10,000	9,753
Cogent Communications Group LLC/Cogent Finance, Inc.,
7.000%, Due 6/15/2027A	3,000	2,987
6.500%, Due 7/1/2032A	17,000	15,610
Match Group Holdings II LLC, 6.125%, Due 9/15/2033A	9,000	9,033
Meta Platforms, Inc., 5.500%, Due 11/15/2045	15,000	14,425

		51,808

Media - 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.250%, Due 2/1/2031A	9,000	8,240
4.250%, Due 1/15/2034A	7,000	5,913
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, Due 6/1/2034	15,000	15,756
Gray Media, Inc.,
10.500%, Due 7/15/2029A	5,000	5,370
9.625%, Due 7/15/2032A	3,000	3,093
Sirius XM Radio LLC,
4.000%, Due 7/15/2028A	13,000	12,699
3.875%, Due 9/1/2031A	5,000	4,567

		55,638

Telecommunications - 0.8%
AT&T, Inc.,
4.900%, Due 11/1/2035	15,000	14,769
3.650%, Due 6/1/2051	15,000	10,515
Cipher Compute LLC, 7.125%, Due 11/15/2030A	2,000	2,061
T-Mobile USA, Inc., 2.550%, Due 2/15/2031	15,000	13,722
Verizon Communications, Inc.,
2.355%, Due 3/15/2032	15,000	13,224
5.875%, Due 11/30/2055	10,000	9,871
WULF Compute LLC, 7.750%, Due 10/15/2030A	2,000	2,086

		66,248

Total Communications		173,694

Consumer, Cyclical - 2.4%

Airlines - 0.8%
American Airlines Pass-Through Trust, 3.350%, Due 4/15/2031, AA, AA	8,911	8,647
AS Mileage Plan IP Ltd., 5.021%, Due 10/20/2029A	40,000	40,454
JetBlue Pass-Through Trust, 4.000%, Due 5/15/2034, 1A, A	20,184	19,271

		68,372

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

January 31, 2026

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 30.5% (continued)

Consumer, Cyclical - 2.4% (continued)

Auto Manufacturers - 0.2%
Allison Transmission, Inc., 5.875%, Due 12/1/2033A	$1,000	$1,014
General Motors Financial Co., Inc.,
5.625%, Due 4/4/2032	5,000	5,209
5.450%, Due 1/8/2036	5,000	5,022
Toyota Motor Credit Corp., 4.650%, Due 9/3/2032	5,000	5,038

		16,283

Auto Parts & Equipment - 0.1%
Clarios Global LP/Clarios U.S. Finance Co., 6.750%, Due 9/15/2032A	4,000	4,140

Entertainment - 0.1%
Light & Wonder International, Inc., 6.250%, Due 10/1/2033A	5,000	5,063
Warnermedia Holdings, Inc., 4.279%, Due 3/15/2032	8,000	7,040

		12,103

Home Furnishings - 0.1%
Somnigroup International, Inc., 3.875%, Due 10/15/2031A	6,000	5,599

Housewares - 0.1%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.500%, Due 10/15/2029A	5,000	4,411

Leisure Time - 0.6%
NCL Corp. Ltd., 6.750%, Due 2/1/2032A	13,000	13,323
Royal Caribbean Cruises Ltd., 5.625%, Due 9/30/2031A	14,000	14,392
Viking Cruises Ltd.,
7.000%, Due 2/15/2029A	14,000	14,056
5.875%, Due 10/15/2033A	5,000	5,069
Viking Ocean Cruises Ship VII Ltd., 5.625%, Due 2/15/2029A	5,000	5,000

		51,840

Lodging - 0.1%
Station Casinos LLC, 6.625%, Due 3/15/2032A	6,000	6,137

Retail - 0.3%
Asbury Automotive Group, Inc., 5.000%, Due 2/15/2032A	4,000	3,887
Lithia Motors, Inc., 5.500%, Due 10/1/2030A	22,000	22,098

		25,985

Total Consumer, Cyclical		194,870

Consumer, Non-Cyclical - 3.5%

Beverages - 0.8%
Coca-Cola Co., 5.300%, Due 5/13/2054	15,000	14,652
Constellation Brands, Inc., 4.950%, Due 11/1/2035	20,000	19,761
PepsiCo, Inc., 1.625%, Due 5/1/2030	30,000	27,197

		61,610

Biotechnology - 0.1%
Amgen, Inc., 2.300%, Due 2/25/2031	10,000	9,089

Commercial Services - 1.2%
AMN Healthcare, Inc., 6.500%, Due 1/15/2031A	5,000	5,065
Block, Inc.,
6.500%, Due 5/15/2032	6,000	6,234
6.000%, Due 8/15/2033A	12,000	12,258

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

January 31, 2026

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 30.5% (continued)

Consumer, Non-Cyclical - 3.5% (continued)

Commercial Services - 1.2% (continued)
Global Payments, Inc., 3.200%, Due 8/15/2029	$15,000	$14,339
Herc Holdings, Inc.,
5.750%, Due 3/15/2031A	2,000	2,014
6.000%, Due 3/15/2034A	2,000	2,010
Northwestern University, 4.643%, Due 12/1/2044	5,000	4,657
Rollins, Inc., 5.250%, Due 2/24/2035	15,000	15,221
United Rentals North America, Inc., 5.375%, Due 11/15/2033A	7,000	6,996
Valvoline, Inc., 3.625%, Due 6/15/2031A	30,000	27,555

		96,349

Cosmetics/Personal Care - 0.1%
Prestige Brands, Inc., 3.750%, Due 4/1/2031A	9,000	8,412

Food - 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.750%, Due 3/31/2034A	1,000	983
Mars, Inc., 5.200%, Due 3/1/2035A	10,000	10,239
Post Holdings, Inc., 6.250%, Due 2/15/2032A	7,000	7,188

		18,410

Health Care - Products - 0.1%
Stryker Corp., 5.200%, Due 2/10/2035	10,000	10,246

Health Care - Services - 0.4%
Cigna Group, 4.875%, Due 9/15/2032	15,000	15,183
Quest Diagnostics, Inc., 5.000%, Due 12/15/2034	10,000	10,088
Radiology Partners, Inc., 8.500%, Due 7/15/2032A	6,000	6,300
Tenet Healthcare Corp., 5.500%, Due 11/15/2032A	2,000	2,020

		33,591

Pharmaceuticals - 0.6%
BellRing Brands, Inc., 7.000%, Due 3/15/2030A	7,000	7,193
Cardinal Health, Inc., 5.350%, Due 11/15/2034	10,000	10,278
Eli Lilly & Co., 4.550%, Due 10/15/2032	15,000	15,198
Sanofi SA, 4.200%, Due 11/3/2032	15,000	14,914

		47,583

Total Consumer, Non-Cyclical		285,290

Energy - 2.0%

Oil & Gas - 0.7%
Archrock Services LP/Archrock Partners Finance Corp., 6.000%, Due 2/1/2034A	5,000	4,996
BP Capital Markets America, Inc., 4.812%, Due 2/13/2033	15,000	15,165
Permian Resources Operating LLC, 8.000%, Due 4/15/2027A	8,000	8,073
Sunoco LP, 6.625%, Due 8/15/2032A	15,000	15,470
Transocean Titan Financing Ltd., 8.375%, Due 2/1/2028A	12,143	12,387

		56,091

Pipelines - 1.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.750%, Due 1/15/2028A	8,000	8,003
CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.500%, Due 12/15/2033A	9,000	9,675
Energy Transfer LP, 5.700%, Due 4/1/2035	15,000	15,532
Enterprise Products Operating LLC, 4.600%, Due 1/15/2031	15,000	15,188
Harvest Midstream I LP, 7.500%, Due 9/1/2028A	13,000	13,179
MPLX LP, 5.400%, Due 4/1/2035	10,000	10,102
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, Due 2/1/2031	20,000	20,187

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

January 31, 2026

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 30.5% (continued)

Energy - 2.0% (continued)

Pipelines - 1.3% (continued)
Western Midstream Operating LP, 7.250%, Due 4/1/2030A	$6,000	$6,385
Williams Cos., Inc., 4.625%, Due 6/30/2030	10,000	10,108

		108,359

Total Energy		164,450

Financial - 13.0%

Banks - 4.0%
Associated Banc-Corp., 6.455%, Due 8/29/2030, (1 day USD SOFR + 3.030%)B	15,000	15,609
Bank of America Corp.,
3.970%, Due 3/5/2029, (3 mo. USD Term SOFR + 1.332%)B	10,000	9,985
4.271%, Due 7/23/2029, (3 mo. USD Term SOFR + 1.572%)B	10,000	10,047
5.518%, Due 10/25/2035, (1 day USD SOFR + 1.738%)B	10,000	10,206
Bank of New York Mellon Corp., 6.317%, Due 10/25/2029, (1 day USD SOFR + 1.598%)B	10,000	10,592
Citigroup, Inc.,
6.625%, Due 2/15/2031, HH, (5 yr. CMT + 3.001%)B C	10,000	10,183
3.057%, Due 1/25/2033, (1 day USD SOFR + 1.351%)B	10,000	9,156
6.174%, Due 5/25/2034, (1 day USD SOFR + 2.661%)B	10,000	10,588
First Horizon Bank, 5.750%, Due 5/1/2030	15,000	15,467
Goldman Sachs Group, Inc.,
1.992%, Due 1/27/2032, (1 day USD SOFR + 1.090%)B	10,000	8,876
5.851%, Due 4/25/2035, (1 day USD SOFR + 1.552%)B	30,000	31,712
Huntington National Bank, 5.650%, Due 1/10/2030	10,000	10,465
JPMorgan Chase & Co.,
5.140%, Due 1/24/2031, (1 day USD SOFR + 1.010%)B	15,000	15,477
5.766%, Due 4/22/2035, (1 day USD SOFR + 1.490%)B	10,000	10,589
4.810%, Due 10/22/2036, (1 day USD SOFR + 1.190%)B	15,000	14,787
Morgan Stanley,
5.466%, Due 1/18/2035, (1 day USD SOFR + 1.730%)B	10,000	10,344
2.484%, Due 9/16/2036, (1 day USD SOFR + 1.360%)B	5,000	4,397
Morgan Stanley Private Bank NA, 4.465%, Due 11/19/2031, (1 day USD SOFR + 1.020%)B	10,000	10,003
PNC Financial Services Group, Inc.,
4.812%, Due 10/21/2032, (1 day USD SOFR + 1.259%)B	5,000	5,072
5.939%, Due 8/18/2034, (1 day USD SOFR + 1.946%)B	10,000	10,689
5.373%, Due 7/21/2036, (1 day USD SOFR + 1.417%)B	10,000	10,239
Regions Financial Corp., 5.722%, Due 6/6/2030, (1 day USD SOFR + 1.490%)B	10,000	10,441
State Street Corp., 4.675%, Due 10/22/2032, (1 day USD SOFR + 1.050%)B	10,000	10,147
Truist Bank, 4.632%, Due 9/17/2029, (5 yr. CMT + 1.150%)B	20,000	20,119
Truist Financial Corp., 5.071%, Due 5/20/2031, (1 day USD SOFR + 1.309%)B	15,000	15,371
Wells Fargo & Co.,
5.574%, Due 7/25/2029, (1 day USD SOFR + 1.740%)B	10,000	10,347
5.389%, Due 4/24/2034, (1 day USD SOFR + 2.020%)B	5,000	5,171
5.605%, Due 4/23/2036, (1 day USD SOFR + 1.740%)B	10,000	10,424

		326,503

Diversified Financial Services - 3.1%
Ally Financial, Inc., 4.700%, Due 5/15/2026, B, (5 yr. CMT + 3.868%)B C	20,000	19,878
American Express Co., 5.667%, Due 4/25/2036, (1 day USD SOFR + 1.790%)B	5,000	5,238
Blackstone Holdings Finance Co. LLC, 2.550%, Due 3/30/2032A	25,000	22,154
Capital One Financial Corp.,
6.377%, Due 6/8/2034, (1 day USD SOFR + 2.860%)B	15,000	16,107
6.051%, Due 2/1/2035, (1 day USD SOFR + 2.260%)B	10,000	10,503
6.183%, Due 1/30/2036, (1 day USD SOFR + 2.036%)B	10,000	10,353
Charles Schwab Corp.,
4.000%, Due 6/1/2026, I, (5 yr. CMT + 3.168%)B C	25,000	24,900
5.853%, Due 5/19/2034, (1 day USD SOFR + 2.500%)B	10,000	10,674

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

January 31, 2026

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 30.5% (continued)

Financial - 13.0% (continued)

Diversified Financial Services - 3.1% (continued)
CME Group, Inc., 4.400%, Due 3/15/2030	$10,000	$10,139
Encore Capital Group, Inc., 6.625%, Due 4/15/2031A	6,000	6,051
Jefferson Capital Holdings LLC, 8.250%, Due 5/15/2030A	16,000	16,858
LPL Holdings, Inc., 5.200%, Due 3/15/2030	5,000	5,112
OneMain Finance Corp., 6.125%, Due 5/15/2030	5,000	5,097
Osaic Holdings, Inc.,
8.000%, Due 8/1/2033A	5,000	5,183
8.000%, Due 8/1/2033, JANA	1,000	1,036
PennyMac Financial Services, Inc., 6.750%, Due 2/15/2034A	12,000	12,110
Raymond James Financial, Inc., 3.750%, Due 4/1/2051	20,000	14,817
Rocket Cos., Inc., 6.125%, Due 8/1/2030A	5,000	5,119
Rocket Mortgage LLC, 5.250%, Due 1/15/2028A	15,000	14,601
Stonex Escrow Issuer LLC, 6.875%, Due 7/15/2032A	25,000	25,792
StoneX Group, Inc., 7.875%, Due 3/1/2031A	2,000	2,128
Velocity Commercial Capital LLC, 9.375%, Due 2/15/2031A	8,000	8,120

		251,970

Insurance - 2.7%
ACE Capital Trust II, 9.700%, Due 4/1/2030	20,000	23,932
Acrisure LLC/Acrisure Finance, Inc.,
6.000%, Due 8/1/2029A	10,000	9,875
7.500%, Due 11/6/2030A	10,000	10,353
Aon Corp./Aon Global Holdings PLC, 2.050%, Due 8/23/2031	5,000	4,428
Aon North America, Inc., 5.450%, Due 3/1/2034	10,000	10,386
HUB International Ltd., 5.625%, Due 12/1/2029A	35,000	34,963
Marsh & McLennan Cos., Inc., 2.375%, Due 12/15/2031	10,000	8,975
NMI Holdings, Inc., 6.000%, Due 8/15/2029	15,000	15,478
Old Republic International Corp.,
5.750%, Due 3/28/2034	15,000	15,568
3.850%, Due 6/11/2051	15,000	10,855
Panther Escrow Issuer LLC, 7.125%, Due 6/1/2031A	15,000	15,449
Prudential Financial, Inc., 6.000%, Due 9/1/2052, (5 yr. CMT + 3.234%)B	29,000	29,938
Ryan Specialty LLC, 5.875%, Due 8/1/2032A	20,000	20,332
Teachers Insurance & Annuity Association of America, 3.300%, Due 5/15/2050A	20,000	13,763

		224,295

Investment Companies - 0.1%
HA Sustainable Infrastructure Capital, Inc., 6.150%, Due 1/15/2031	10,000	10,260

Private Equity - 0.2%
KKR & Co., Inc., 5.100%, Due 8/7/2035	15,000	14,853

Real Estate - 0.4%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.,
5.250%, Due 4/15/2030A	11,000	10,490
9.750%, Due 4/15/2030A	9,000	9,823
Howard Hughes Corp., 5.375%, Due 8/1/2028A	10,000	9,998

		30,311

REITS - 2.5%
Agree LP, 2.600%, Due 6/15/2033	10,000	8,629
American Homes 4 Rent LP, 2.375%, Due 7/15/2031	10,000	8,926
American Tower Corp., 4.700%, Due 12/15/2032	10,000	10,009
Essex Portfolio LP, 2.550%, Due 6/15/2031	15,000	13,603
Extra Space Storage LP, 2.200%, Due 10/15/2030	10,000	9,062
GLP Capital LP/GLP Financing II, Inc., 3.250%, Due 1/15/2032	15,000	13,579

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

January 31, 2026

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 30.5% (continued)

Financial - 13.0% (continued)

REITS - 2.5% (continued)
Healthcare Realty Holdings LP,
3.625%, Due 1/15/2028	$25,000	$24,755
2.000%, Due 3/15/2031	10,000	8,793
Invitation Homes Operating Partnership LP, 4.150%, Due 4/15/2032	10,000	9,655
Iron Mountain, Inc., 5.250%, Due 7/15/2030A	17,000	16,833
Kimco Realty OP LLC, 3.200%, Due 4/1/2032	5,000	4,644
Regency Centers LP, 3.700%, Due 6/15/2030	20,000	19,572
Rexford Industrial Realty LP,
2.125%, Due 12/1/2030	15,000	13,424
2.150%, Due 9/1/2031	10,000	8,771
RHP Hotel Properties LP/RHP Finance Corp., 6.500%, Due 6/15/2033A	6,000	6,220
Starwood Property Trust, Inc., 7.250%, Due 4/1/2029A	15,000	15,819
UDR, Inc., 1.900%, Due 3/15/2033	15,000	12,338

		204,632

Total Financial		1,062,824

Industrial - 1.5%

Aerospace/Defense - 0.4%
AAR Escrow Issuer LLC, 6.750%, Due 3/15/2029A	1,000	1,035
L3Harris Technologies, Inc., 5.250%, Due 6/1/2031	15,000	15,612
TransDigm, Inc., 7.125%, Due 12/1/2031A	16,000	16,779

		33,426

Building Materials - 0.4%
CRH America Finance, Inc., 4.400%, Due 2/9/2031	10,000	10,006
Eagle Materials, Inc., 5.000%, Due 3/15/2036	15,000	14,687
New Enterprise Stone & Lime Co., Inc.,
5.250%, Due 7/15/2028A	3,000	3,001
9.750%, Due 7/15/2028A	3,000	3,015

		30,709

Engineering & Construction - 0.0%
Tutor Perini Corp., 11.875%, Due 4/30/2029A	3,000	3,312

Environmental Control - 0.4%
Clean Harbors, Inc., 6.375%, Due 2/1/2031A	7,000	7,167
GFL Environmental, Inc., 6.750%, Due 1/15/2031A	20,000	20,923

		28,090

Miscellaneous Manufacturing - 0.1%
Axon Enterprise, Inc., 6.125%, Due 3/15/2030A	4,000	4,112

Packaging & Containers - 0.1%
Ball Corp., 5.500%, Due 9/15/2033	4,000	4,066
Crown Americas LLC, 5.875%, Due 6/1/2033A	6,000	6,137

		10,203

Transportation - 0.1%
Burlington Northern Santa Fe LLC, 4.900%, Due 4/1/2044	10,000	9,402

Total Industrial		119,254

Technology - 1.8%

Computers - 0.8%
Apple, Inc., 4.750%, Due 5/12/2035	25,000	25,549

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

January 31, 2026

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 30.5% (continued)

Technology - 1.8% (continued)

Computers - 0.8% (continued)
CACI International, Inc., 6.375%, Due 6/15/2033A	$4,000	$4,150
Gartner, Inc., 3.750%, Due 10/1/2030A	25,000	23,700
Genpact Luxembourg SARL/Genpact USA, Inc., 6.000%, Due 6/4/2029	15,000	15,718

		69,117

Semiconductors - 0.2%
Amkor Technology, Inc., 5.875%, Due 10/1/2033A	6,000	6,115
Broadcom, Inc., 3.469%, Due 4/15/2034	15,000	13,637

		19,752

Software - 0.8%
Fair Isaac Corp., 6.000%, Due 5/15/2033A	8,000	8,151
Fiserv, Inc., 5.625%, Due 8/21/2033	5,000	5,137
Oracle Corp., 3.950%, Due 3/25/2051	15,000	9,835
Paychex, Inc., 5.100%, Due 4/15/2030	10,000	10,286
SS&C Technologies, Inc.,
5.500%, Due 9/30/2027A	8,000	7,993
6.500%, Due 6/1/2032A	5,000	5,162
Take-Two Interactive Software, Inc., 4.000%, Due 4/14/2032	10,000	9,697
UKG, Inc., 6.875%, Due 2/1/2031A	6,000	5,995

		62,256

Total Technology		151,125

Utilities - 4.0%

Electric - 3.9%
CenterPoint Energy Houston Electric LLC, 4.950%, Due 4/1/2033	10,000	10,162
Cleco Securitization I LLC, 4.646%, Due 9/1/2044, A-2	10,000	9,496
Dominion Energy, Inc., 5.375%, Due 11/15/2032	10,000	10,399
DTE Electric Co., 5.200%, Due 4/1/2033	10,000	10,382
Duke Energy Carolinas NC Storm Funding II LLC, 5.070%, Due 1/1/2048, A-2	30,000	29,548
Duke Energy Progress NC Storm Funding II LLC, 4.890%, Due 1/1/2048, A-1	10,000	9,835
Duke Energy Progress SC Storm Funding LLC, 5.404%, Due 3/1/2046, A	4,751	4,873
Eversource Energy, 5.850%, Due 4/15/2031	20,000	21,103
Lightning Power LLC, 7.250%, Due 8/15/2032A	9,000	9,580
OGE Energy Corp., 5.450%, Due 5/15/2029	10,000	10,356
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.500%, Due 8/15/2028A	25,000	24,759
PECO Energy Co., 4.375%, Due 8/15/2052	15,000	12,357
PG&E Recovery Funding LLC,
5.231%, Due 6/1/2042, A-2	10,000	10,018
5.536%, Due 7/15/2049, A-3	10,000	10,029
PG&E Wildfire Recovery Funding LLC,
4.377%, Due 6/3/2041, A-3	5,000	4,712
5.081%, Due 6/1/2043, A-3	5,000	4,967
4.451%, Due 12/1/2049, A-4	30,000	26,757
4.674%, Due 12/1/2053, A-5	25,000	21,786
PPL Capital Funding, Inc., 5.250%, Due 9/1/2034	15,000	15,297
Public Service Co. of Oklahoma, 5.250%, Due 1/15/2033	5,000	5,116
Public Service Enterprise Group, Inc., 5.450%, Due 4/1/2034	10,000	10,311
SCE Recovery Funding LLC,
2.943%, Due 11/15/2044, A-2	5,000	4,130
5.112%, Due 12/14/2049, A-2	5,000	4,759
5.541%, Due 9/15/2052	5,000	4,997
Talen Energy Supply LLC, 8.625%, Due 6/1/2030A	20,000	21,102
XPLR Infrastructure Operating Partners LP, 8.625%, Due 3/15/2033A	11,000	11,540

		318,371

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

January 31, 2026

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 30.5% (continued)

Utilities - 4.0% (continued)

Gas - 0.1%
Southern Co. Gas Capital Corp., 3.950%, Due 10/1/2046	$10,000	$7,794

Total Utilities		326,165

Total Corporate Obligations (Cost $2,468,682)		2,493,762

FOREIGN CORPORATE OBLIGATIONS - 2.8%

Basic Materials - 0.1%

Mining - 0.1%
Taseko Mines Ltd., 8.250%, Due 5/1/2030A	11,000	11,676

Consumer, Non-Cyclical - 0.1%

Commercial Services - 0.1%
Belron U.K. Finance PLC, 5.750%, Due 10/15/2029A	7,000	7,133

Energy - 0.7%

Oil & Gas - 0.3%
Petrobras Global Finance BV, 5.125%, Due 9/10/2030	10,000	9,892
TotalEnergies Capital SA, 5.488%, Due 4/5/2054	10,000	9,724
TotalEnergies Capital USA LLC, 4.569%, Due 1/13/2033	5,000	5,001

		24,617

Pipelines - 0.4%
Golar LNG Ltd., 7.500%, Due 10/2/2030A	6,000	6,005
Northriver Midstream Finance LP, 6.750%, Due 7/15/2032A	7,000	7,122
South Bow USA Infrastructure Holdings LLC, 5.026%, Due 10/1/2029	15,000	15,230

		28,357

Total Energy		52,974

Financial - 1.7%

Banks - 0.7%
Bank of Montreal, 3.803%, Due 12/15/2032, (5 yr. USD Swap + 1.432%)B	10,000	9,900
Bank of Nova Scotia, 4.338%, Due 9/15/2031, (1 day USD SOFR + 1.090%)B	10,000	9,965
Barclays PLC, 8.000%, Due 3/15/2029, (5 yr. CMT + 5.431%)B C	15,000	16,036
Canadian Imperial Bank of Commerce, 4.857%, Due 3/30/2029, (1 day USD SOFR + 1.030%)B	10,000	10,166
Royal Bank of Canada, 4.650%, Due 10/18/2030, (1 day USD SOFR Index + 1.080%)B	10,000	10,145

		56,212

Diversified Financial Services - 0.8%
GGAM Finance Ltd., 8.000%, Due 6/15/2028A	41,000	43,169
goeasy Ltd., 6.875%, Due 2/15/2031A	5,000	4,700
Macquarie Airfinance Holdings Ltd., 5.150%, Due 3/17/2030A	10,000	10,125
Phoenix Aviation Capital Ltd., 9.250%, Due 7/15/2030A	7,000	7,336

		65,330

Insurance - 0.1%
Jones Deslauriers Insurance Management, Inc., 6.875%, Due 10/1/2033A	10,000	9,747

Private Equity - 0.1%
Brookfield Finance, Inc., 6.350%, Due 1/5/2034	10,000	10,818

Total Financial		142,107

Industrial - 0.2%

Aerospace/Defense - 0.0%
Bombardier, Inc., 6.000%, Due 2/15/2028A	4,000	4,006

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

January 31, 2026

	Principal Amount	Fair Value

FOREIGN CORPORATE OBLIGATIONS - 2.8% (continued)

Industrial - 0.2% (continued)

Transportation - 0.2%
Seaspan Corp., 5.500%, Due 8/1/2029A	$13,000	$12,364

Total Industrial		16,370

Total Foreign Corporate Obligations (Cost $224,644)		230,260

FOREIGN SOVEREIGN OBLIGATIONS - 0.3% (Cost $24,844)
Mexico Government International Bonds, 5.375%, Due 3/22/2033	25,000	24,619

ASSET-BACKED OBLIGATIONS - 11.0%
Aqua Finance Trust, 3.140%, Due 7/16/2040, 2019-A AA	32,722	32,000
CAL Funding IV Ltd., 2.220%, Due 9/25/2045, 2020-1A AA	8,150	7,829
CarMax Auto Owner Trust, 4.080%, Due 6/16/2031, 2025-4 A4	35,000	34,972
Carvana Auto Receivables Trust,
1.580%, Due 6/12/2028, 2021-N3 D	1,772	1,728
4.140%, Due 12/10/2030, 2025-P4 A3	15,000	15,055
CIT Home Equity Loan Trust, 5.560%, Due 9/20/2032, 2003-1 M2	50,513	50,743
CLI Funding VI LLC, 2.070%, Due 10/18/2045, 2020-3A AA	8,607	8,132
CLI Funding VIII LLC, 2.720%, Due 1/18/2047, 2022-1A AA	10,072	9,366
Conseco Finance Corp., 7.220%, Due 3/15/2028, 1997-1 M1D	4,734	4,748
CPS Auto Receivables Trust, 5.650%, Due 5/15/2028, 2024-A BA	3,376	3,379
DB Master Finance LLC, 2.493%, Due 11/20/2051, 2021-1A A2IIA	4,800	4,542
Dell Equipment Finance Trust, 4.990%, Due 8/22/2030, 2024-2 CA	20,000	20,180
Exeter Automobile Receivables Trust, 1.960%, Due 1/17/2028, 2021-4A D	5,437	5,420
FHF Issuer Trust,
4.940%, Due 11/15/2030, 2024-3A A2A	12,280	12,293
4.920%, Due 2/15/2031, 2025-1A A2A	7,482	7,481
Finance of America Structured Securities Trust,
6.500%, Due 4/25/2073, 2023-S2 A3A	63,123	64,044
3.500%, Due 7/25/2075, 2025-S2 A3A	49,747	48,602
GSAMP Trust, 5.421%, Due 7/25/2033, 2003-SEA2 A1	39,637	39,343
Hyundai Auto Receivables Trust,
1.660%, Due 6/15/2028, 2021-C C	15,000	14,959
4.360%, Due 3/15/2032, 2025-D B	20,000	20,151
4.920%, Due 7/15/2032, 2025-B C	25,000	25,506
JP Morgan Mortgage Trust, 5.666%, Due 5/25/2055, 2025-CES1 A1A D	24,816	25,112
LAD Auto Receivables Trust, 4.030%, Due 1/15/2031, 2025-3A A3A	15,000	15,026
Mercedes-Benz Auto Lease Trust, 4.610%, Due 4/16/2029, 2025-A A3	10,000	10,128
MetroNet Infrastructure Issuer LLC, 5.163%, Due 12/20/2055, 2025-4A A2A	25,000	25,201
Mid-State Capital Corp. Trust,
7.758%, Due 1/15/2040, 2005-1 B	7,672	7,692
5.787%, Due 10/15/2040, 2006-1 AA	22,130	22,281
8.311%, Due 10/15/2040, 2006-1 BA	10,293	10,590
Mid-State Trust XI, 4.864%, Due 7/15/2038, 11 A1	8,168	8,167
MMAF Equipment Finance LLC, 4.950%, Due 7/14/2031, 2024-A A3A	10,000	10,160
Navient Private Education Loan Trust, 3.910%, Due 12/15/2045, 2016-AA A2AA	838	838
Navient Private Education Refi Loan Trust,
4.000%, Due 12/15/2059, 2018-DA A2AA	4,371	4,351
4.845%, Due 12/15/2059, 2019-D A2B, (1 mo. USD Term SOFR + 1.164%)A B	5,934	5,926
5.510%, Due 10/15/2071, 2023-A AA	6,286	6,446
Navient Student Loan Trust, 3.390%, Due 12/15/2059, 2019-BA A2AA	7,751	7,646
Nissan Auto Lease Trust, 4.750%, Due 3/15/2028, 2025-A A3	15,000	15,176
RCKT Mortgage Trust,
6.147%, Due 6/25/2044, 2024-CES4 A1AA	31,870	32,281
5.313%, Due 11/25/2055, 2025-CES10 A3A	45,000	45,127
Retained Vantage Data Centers Issuer LLC, 4.992%, Due 9/15/2049, 2024-1A A2A	25,000	24,820

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

January 31, 2026

	Principal Amount	Fair Value

ASSET-BACKED OBLIGATIONS - 11.0% (continued)
Santander Drive Auto Receivables Trust,
4.870%, Due 5/15/2031, 2025-2 B	$25,000	$25,262
4.680%, Due 9/15/2031, 2025-3 C	35,000	35,251
SMB Private Education Loan Trust,
2.820%, Due 10/15/2035, 2017-B A2AA	2,547	2,541
1.290%, Due 7/15/2053, 2020-B A1AA	5,095	4,874
SoFi Professional Loan Program LLC, 1.030%, Due 8/17/2043, 2021-A AFXA	8,756	7,742
Synchrony Card Issuance Trust, 4.780%, Due 2/15/2031, 2025-A1 A	30,000	30,509
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021-1A A2IIA	19,650	18,260
Triton Container Finance VIII LLC, 1.860%, Due 3/20/2046, 2021-1A AA	11,783	10,955
Vantage Data Centers Issuer LLC, 2.165%, Due 10/15/2046, 2021-1A A2A	20,000	19,647
Wendy’s Funding LLC,
3.884%, Due 3/15/2048, 2018-1A A2IIA	4,599	4,538
4.080%, Due 6/15/2049, 2019-1A A2IIA	13,198	12,903
Westlake Automobile Receivables Trust, 4.920%, Due 11/15/2029, 2024-3A CA	15,000	15,136

Total Asset-Backed Obligations (Cost $881,822)		895,059

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.3%
Bear Stearns ARM Trust, 4.696%, Due 2/25/2035, 2004-12 2A1D	6,249	6,150
Bear Stearns Asset-Backed Securities Trust, 5.250%, Due 10/25/2033, 2003-AC5 A5	21,818	21,808
Brean Asset-Backed Securities Trust,
1.750%, Due 10/25/2061, 2021-RM2 AA D	35,899	35,246
4.500%, Due 5/25/2064, 2024-RM8 A1A	37,983	37,567
5.000%, Due 1/25/2065, 2025-RM10 A1A	44,691	44,676
Chase Mortgage Finance Corp.,
3.750%, Due 12/25/2045, 2016-SH2 M2A D	11,053	10,474
3.750%, Due 12/25/2045, 2016-SH2 M3A D	22,463	21,117
CHL Mortgage Pass-Through Trust, 5.250%, Due 5/25/2034, 2004-4 A19	13,417	13,469
Finance of America Structured Securities Trust,
3.500%, Due 9/25/2055, 2025-S3 A3A	48,868	47,631
3.500%, Due 11/25/2074, 2024-S4 A3A	45,607	44,403
6.000%, Due 5/25/2075, 2025-PC1 M1A	75,000	74,574
Government National Mortgage Association REMICS, 5.191%, Due 6/20/2045, 2023-32 WD	15,918	16,423
GreenPoint Mortgage Pass-Through Certificates, 7.020%, Due 10/25/2033, 2003-1 A1D	13,650	13,427
JP Morgan Mortgage Trust,
2.500%, Due 12/25/2051, 2021-INV2 A2A D	30,585	25,711
2.500%, Due 7/25/2052, 2022-1 A3A D	41,872	35,173
New Residential Mortgage Loan Trust,
3.750%, Due 11/26/2035, 2016-2A A1A D	22,447	21,959
4.837%, Due 1/25/2048, 2018-4A B1, (1 mo. USD Term SOFR + 1.164%)A B	53,434	53,632
5.358%, Due 11/25/2054, 2014-3A B3A D	15,252	15,272
4.000%, Due 3/25/2057, 2017-2A A3A D	28,607	27,989
4.250%, Due 9/25/2059, 2019-6A B2A D	65,443	64,397
NRM FHT1 Excess Owner LLC, 6.545%, Due 3/25/2032, 2025-FHT1 AA	42,533	43,092
Prime Mortgage Trust, 6.000%, Due 2/25/2034, 2004-CL1 1A1	88,364	88,314
RCKT Mortgage Trust, 6.902%, Due 6/25/2043, 2023-CES1 M1A D	151,000	151,398
RFMSI Trust, 5.500%, Due 12/25/2034, 2004-S9 1A23	10,552	10,273
Towd Point Mortgage Trust, 4.596%, Due 10/25/2064, 2024-5 A1BA D	40,287	40,211
WaMu Mortgage Pass-Through Certificates Trust, 5.641%, Due 8/25/2033, 2003-AR7 A7D	40,372	39,596

Total Collateralized Mortgage Obligations (Cost $1,007,584)		1,003,982

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 6.7%
Bank,
3.265%, Due 9/15/2060, 2017-BNK7 ASB	12,862	12,768
2.506%, Due 12/15/2064, 2021-BN38 ASB	15,000	14,180
BBCMS Mortgage Trust,
5.576%, Due 7/15/2056, 2023-C20 A5	20,000	20,969

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

January 31, 2026

	Principal Amount	Fair Value

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 6.7% (continued)
BBCMS Mortgage Trust, (continued)
6.000%, Due 9/15/2056, 2023-C21 A5D	$15,000	$16,082
5.403%, Due 9/15/2057, 2024-C28 A5	20,000	20,806
5.930%, Due 2/15/2062, 2025-C32 AS	15,000	15,790
Benchmark Mortgage Trust,
2.148%, Due 9/15/2053, 2020-B19 AS	30,000	25,567
1.978%, Due 12/17/2053, 2020-B21 A5	10,000	8,871
2.254%, Due 12/17/2053, 2020-B21 AS	10,000	8,781
BX Trust,
3.202%, Due 12/9/2041, 2019-OC11 AA	15,000	14,287
3.856%, Due 12/9/2041, 2019-OC11 CA	10,000	9,595
COMM Mortgage Trust, 2.950%, Due 8/15/2057, 2019-GC44 A5	10,000	9,487
DC Office Trust, 3.072%, Due 9/15/2045, 2019-MTC DA D	10,000	8,629
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
2.481%, Due 7/25/2034, K-1514 A1	12,798	11,877
1.238%, Due 1/25/2035, K-1516 A1	47,546	40,913
Federal National Mortgage Association-ACES,
3.560%, Due 9/25/2028, 2019-M1 A2D	19,060	18,942
1.714%, Due 7/25/2031, 2021-M17 A2D	10,000	8,872
2.399%, Due 11/25/2031, 2022-M2 A2	15,000	13,686
4.400%, Due 7/25/2033, 2023-M5 A2D	15,000	15,041
1.740%, Due 3/25/2035, 2020-M23 A3	10,000	8,113
FREMF Mortgage Trust, 3.996%, Due 12/25/2050, 2018-K72 BA D	20,000	19,807
FRESB Mortgage Trust,
3.160%, Due 11/25/2027, 2018-SB45 A10FD	7,119	7,007
4.601%, Due 7/25/2038, 2018-SB55 A5H, (30 day USD SOFR Average + 0.814%)B	6,081	6,063
Morgan Stanley Bank of America Merrill Lynch Trust, 2.840%, Due 11/15/2049, 2016-C31 A4	12,591	12,513
NYC Commercial Mortgage Trust, 4.893%, Due 2/15/2042, 2025-3BP A, (1 mo. USD Term SOFR + 1.213%)A B	20,000	20,013
Velocity Commercial Capital Loan Trust,
4.050%, Due 10/26/2048, 2018-2 AA D	8,205	8,065
4.120%, Due 3/25/2049, 2019-1 M3A D	16,051	14,824
6.650%, Due 6/25/2054, 2024-3 AA D	67,621	68,828
5.670%, Due 4/25/2055, 2025-2 AA D	89,295	90,440

Total Commercial Mortgage-Backed Obligations (Cost $554,852)		550,816

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 8.0%
Federal Home Loan Mortgage Corp.,
3.000%, Due 7/1/2042	22,749	21,270
3.500%, Due 9/1/2046	28,265	26,681
3.000%, Due 5/1/2047	41,807	38,292
3.500%, Due 9/1/2048	80,408	76,145
3.000%, Due 11/1/2049	22,121	20,087

		182,475

Federal National Mortgage Association,
4.500%, Due 7/1/2031	10,336	10,418
2.500%, Due 4/1/2037	26,654	24,974
2.500%, Due 12/1/2037	28,336	26,538
2.000%, Due 11/1/2040	41,660	36,807
2.500%, Due 2/1/2042	31,115	28,219
2.000%, Due 3/1/2042	21,734	18,968
2.500%, Due 4/1/2042	36,292	32,301
3.000%, Due 6/1/2042	37,811	35,135
4.000%, Due 2/1/2043	21,810	21,413
5.000%, Due 6/1/2043	21,151	21,671
6.000%, Due 10/1/2043	35,439	36,530
4.000%, Due 12/1/2043	10,561	10,316
4.000%, Due 3/1/2046	20,346	19,979

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

January 31, 2026

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 8.0% (continued)
Federal National Mortgage Association, (continued)
2.500%, Due 12/1/2046	$26,752	$23,377
3.000%, Due 12/1/2046	23,288	21,204
3.000%, Due 1/1/2048	32,893	30,001
3.000%, Due 2/1/2048	17,824	16,307
3.000%, Due 8/1/2048	37,611	34,048

		448,206

Government National Mortgage Association, 3.500%, Due 4/20/2046	27,393	25,755

Total U.S. Agency Mortgage-Backed Obligations (Cost $667,041)		656,436

U.S. TREASURY OBLIGATIONS - 24.4%
U.S. Treasury Bonds,
1.750%, Due 8/15/2041	221,000	148,631
3.875%, Due 2/15/2043	39,000	34,964
2.500%, Due 2/15/2045	165,000	116,531
4.750%, Due 2/15/2045	92,000	91,145
4.875%, Due 8/15/2045	120,000	120,694
3.375%, Due 11/15/2048	534,000	420,900
4.750%, Due 8/15/2055	90,000	88,017

		1,020,882

U.S. Treasury Inflation-Indexed Notes, 1.625%, Due 4/15/2030E	34,619	35,138

U.S. Treasury Notes,
3.500%, Due 4/30/2030	16,000	15,856
4.125%, Due 3/31/2031	18,000	18,246
2.875%, Due 5/15/2032	113,000	106,180
4.125%, Due 11/15/2032	20,000	20,134
4.500%, Due 11/15/2033	176,000	180,703
3.875%, Due 8/15/2034	49,000	47,984
4.250%, Due 8/15/2035	376,000	376,353
4.000%, Due 11/15/2035	177,000	173,377

		938,833

Total U.S. Treasury Obligations (Cost $2,096,600)		1,994,853

MUNICIPAL OBLIGATIONS - 4.1%
Bay Area Toll Authority, 6.263%, Due 4/1/2049, Series F-2	10,000	10,469
Chicago Transit Authority Sales Tax Receipts Fund, 6.200%, Due 12/1/2040, Series B	14,493	15,328
City of New York,
5.968%, Due 3/1/2036, Series G-1	10,000	10,449
5.985%, Due 12/1/2036, Series D	4,572	4,761
6.291%, Due 2/1/2045, Series H	15,000	15,809
5.559%, Due 10/1/2045, Series E-1	10,000	10,000
City of San Antonio Electric & Gas Systems Revenue, 5.469%, Due 2/1/2045, Series A	5,000	5,047
County of Miami-Dade Water & Sewer System Revenue, 3.490%, Due 10/1/2042, Series C	5,000	4,085
Dallas Area Rapid Transit, 2.613%, Due 12/1/2048, Series A	5,000	3,435
Dallas Fort Worth International Airport,
3.089%, Due 11/1/2040, Series C	5,000	4,076
2.843%, Due 11/1/2046, Series C	5,000	3,630
East Bay Municipal Utility District Water System Revenue, 5.874%, Due 6/1/2040	5,000	5,273
Los Angeles Community College District, 6.600%, Due 8/1/2042	5,000	5,409
Los Angeles County Public Works Financing Authority, 7.618%, Due 8/1/2040	15,000	17,720
Louisiana Local Government Environmental Facilities & Community Development Authority,
4.475%, Due 8/1/2039, Series A	25,000	24,275
Metropolitan Transportation Authority, 6.687%, Due 11/15/2040, Series C-1	5,000	5,420
Metropolitan Water Reclamation District of Greater Chicago, 5.720%, Due 12/1/2038	10,000	10,354
New Jersey Transportation Trust Fund Authority, 6.561%, Due 12/15/2040, Series B	5,000	5,590
New York City Municipal Water Finance Authority,
5.952%, Due 6/15/2042	20,000	20,476
5.882%, Due 6/15/2044, Series CC	5,000	5,056

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

January 31, 2026

	Principal Amount	Fair Value

MUNICIPAL OBLIGATIONS - 4.1% (continued)
Oklahoma Development Finance Authority,
4.135%, Due 12/1/2033, Series A-1	$7,255	$7,207
4.714%, Due 5/1/2052	5,000	4,656
Oregon Education Districts, 2.895%, Due 6/30/2040, Series A	10,000	7,940
Port Authority of New York & New Jersey,
4.823%, Due 6/1/2045	10,000	9,200
5.310%, Due 8/1/2046, Series 182	10,000	9,761
South Carolina Student Loan Corp., 5.199%, Due 10/27/2036	9,745	9,443
State of California,
5.125%, Due 3/1/2038	15,000	15,192
4.988%, Due 4/1/2039, Series A	10,000	9,629
7.550%, Due 4/1/2039	15,000	18,033
5.875%, Due 10/1/2041	15,000	15,595
5.200%, Due 3/1/2043	10,000	9,840
State of Oregon, 5.832%, Due 5/1/2045, Series B	10,000	10,385
State of Texas, 5.517%, Due 4/1/2039	4,687	4,790
Texas Natural Gas Securitization Finance Corp., 5.169%, Due 4/1/2041	10,000	10,138
Texas Water Development Board, 4.993%, Due 10/15/2054, Series B	5,000	4,662

Total Municipal Obligations (Cost $335,144)		333,133

TOTAL INVESTMENTS - 100.1% (Cost $8,261,213)		8,182,920
LIABILITIES, NET OF OTHER ASSETS - (0.1%)		(10,573)

TOTAL NET ASSETS - 100.0%		$8,172,347

Percentages are stated as a percent of net assets.

A Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $2,613,248 or 32.0% of net assets. The Fund has no right to demand registration of these securities.

B Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on January 31, 2026.

C Perpetual maturity. The date shown, if any, is the next call date.

D Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

E Inflation-Indexed Note.

CMT - Constant Maturity Treasury.

IP - Intellectual Property.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

REMICS - Real Estate Mortgage Investment Conduits.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

January 31, 2026

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2026, the investments were classified as described below:

NIS Core Plus Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$-	$2,493,762	$-	$2,493,762
Foreign Corporate Obligations	-	230,260	-	230,260
Foreign Sovereign Obligations	-	24,619	-	24,619
Asset-Backed Obligations	-	895,059	-	895,059
Collateralized Mortgage Obligations	-	1,003,982	-	1,003,982
Commercial Mortgage-Backed Obligations	-	550,816	-	550,816
U.S. Agency Mortgage-Backed Obligations	-	656,436	-	656,436
U.S. Treasury Obligations	-	1,994,853	-	1,994,853
Municipal Obligations	-	333,133	-	333,133

Total Investments in Securities - Assets	$-	$8,182,920	$-	$8,182,920

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended January 31, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

January 31, 2026

	Developing World Income Fund	NIS Core Plus Bond Fund
Assets:
Investments in unaffiliated securities, at fair value†	$1,476,078,742	$8,182,920
Investments in affiliated securities, at fair value‡	197,213,529	-
Foreign currency, at fair value (Note 1)^*	6,239,129	-
Cash	985,268	55,038
Cash collateral held at custodian for the benefit of the broker	1,060,000	-
Dividends and interest receivable	37,199,561	83,693
Receivable for investments sold	-	61,712
Receivable for fund shares sold	9,309,800	2,572
Receivable for tax reclaims	34,895	-
Receivable for expense reimbursement (Note 2)	-	21,132
Prepaid expenses	104,945	25,789

Total assets	1,728,225,869	8,432,856

Liabilities:
Payable for investments purchased	29,794,885	21,167
Payable for fund shares redeemed	6,389,249	114,695
Dividends payable	-	15,888
Management and sub-advisory fees payable (Note 2)	1,180,188	3,953
Service fees payable (Note 2)	63,657	1,116
Transfer agent fees payable (Note 2)	120,908	966
Custody and fund accounting fees payable	220,982	29,050
Professional fees payable	155,110	70,200
Trustee fees payable (Note 2)	10,838	73
Payable for prospectus and shareholder reports	29,543	2,401
Unrealized depreciation from forward foreign currency contracts	992,758	-
Other liabilities	69,898	1,000

Total liabilities	39,028,016	260,509

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$1,689,197,853	$8,172,347

Analysis of net assets:
Paid-in-capital	$1,683,621,907	$8,921,258
Total distributable earnings (deficits)A	5,575,946	(748,911)

Net assets	$1,689,197,853	$8,172,347

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

January 31, 2026

	Developing World Income Fund	NIS Core Plus Bond Fund
Shares outstanding at no par value (unlimited shares authorized):
R5 Class	27,553,923	N/A

Y Class	163,892,842	21,119

Investor Class	21,258,108	N/A

A Class	2,749,920	13,338

C Class	1,737,632	120,977

R6 Class	N/A	786,734

Net assets:
R5 Class	$214,356,258	N/A

Y Class	$1,275,058,988	$183,257

Investor Class	$165,005,817	N/A

A Class	$21,374,763	$115,640

C Class	$13,402,027	$1,049,463

R6 Class	N/A	$6,823,987

Net asset value, offering and redemption price per share:
R5 Class	$7.78	N/A

Y Class	$7.78	$8.68

Investor Class	$7.76	N/A

A Class	$7.77	$8.67

A Class (offering price)	$8.16	$9.01

C Class	$7.71	$8.67

R6 Class	N/A	$8.67

† Cost of investments in unaffiliated securities	$1,411,732,232	$8,261,213
‡ Cost of investments in affiliated securities	$197,213,529	$-
^ Cost of foreign currency	$6,369,148	$-

* As of January 31, 2026, foreign currency denominated in Ukrainian Hryvnia has a value of $261,635. See Note 1 for details.
A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at year end.

See accompanying notes

American Beacon FundsSM

Statements of Operations

January 31, 2026

	Developing World Income Fund	NIS Core Plus Bond Fund
	Year Ended 1/31/2026	Year Ended 1/31/2026
Investment income:
Dividend income from affiliated securities (Note 2)	$3,981,065	$-
Interest income (net of foreign taxes)†	121,688,074	410,341
Other income	2,998	-

Total investment income	125,672,137	410,341

Expenses:
Management and sub-advisory fees (Note 2)	8,775,118	46,120
Transfer agent fees (Note 2):
R5 Class	84,153	-
Y Class	784,246	113
Investor Class	5,830	-
A Class	577	30
C Class	611	30
R6 Class	-	301
Custody and fund accounting fees	793,004	100,470
Professional fees	304,486	70,230
Registration fees and expenses	203,332	68,073
Service fees (Note 2):
Investor Class	363,994	-
A Class	12,633	16
C Class	10,833	574
Distribution fees (Note 2):
A Class	29,946	285
C Class	119,178	12,479
Prospectus and shareholder report expenses	85,164	5,582
Trustee fees (Note 2)	101,367	881
Line of credit interest expense (Note 9)	11,063	88
Other expenses	144,050	11,001

Total expenses	11,829,585	316,273

Net fees waived and expenses (reimbursed) (Note 2)	-	(265,423)

Net expenses	11,829,585	50,850

Net investment income	113,842,552	359,491

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securities‡A	9,287,414	48,780
Foreign currency transactions	(1,693,384)	-
Forward foreign currency contracts	(1,994,545)	-
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	88,581,530	149,794
Foreign currency transactions	1,590,814	-
Forward foreign currency contracts	(1,513,711)	-

Net gain from investments	94,258,118	198,574

Net increase in net assets resulting from operations.	$208,100,670	$558,065

† Foreign taxes	$2,340,157	$-
‡ Foreign capital gains tax	$65,792	$-

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at year end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	Developing World Income Fund		NIS Core Plus Bond Fund
	Year Ended January 31, 2026	Year Ended January 31, 2025	Year Ended January 31, 2026	Year Ended January 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income	$113,842,552	$74,438,134	$359,491	$279,010
Net realized gain (loss) from investments in unaffiliated securities, foreign currency transactions, and forward foreign currency contracts	5,599,485	(3,547,326)	48,780	752
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, and forward foreign currency contracts	88,658,633	22,644,946	149,794	(67,587)

Net increase in net assets resulting from operations	208,100,670	93,535,754	558,065	212,175

Distributions to shareholders:
Total retained earnings:
R5 Class	(12,042,437)	(7,652,431)	-	-
Y Class	(80,310,495)	(55,791,178)	(8,440)	(5,982)
Investor Class	(10,783,472)	(5,970,934)	-	-
A Class	(1,134,857)	(473,318)	(4,761)	(4,955)
C Class	(1,118,070)	(1,035,325)	(42,722)	(9,046)
R6 Class	-	-	(309,396)	(265,017)

Net distributions to shareholders	(105,389,331)	(70,923,186)	(365,319)	(285,000)

Capital share transactions (Note 10):
Proceeds from sales of shares	1,191,435,116	394,255,623	879,573	1,784,030
Reinvestment of dividends and distributions	101,968,271	69,552,226	170,022	97,758
Cost of shares redeemed	(445,124,365)	(236,699,482)	(766,055)	(249,896)

Net increase in net assets from capital share transactions	848,279,022	227,108,367	283,540	1,631,892

Net increase in net assets	950,990,361	249,720,935	476,286	1,559,067

Net assets:
Beginning of year	738,207,492	488,486,557	7,696,061	6,136,994

End of year	$1,689,197,853	$738,207,492	$8,172,347	$7,696,061

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

January 31, 2026

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of January 31, 2026, the Trust consists of twenty-six active series, two of which are presented in this filing: American Beacon Developing World Income Fund and American Beacon NIS Core Plus Bond Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-four active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In this reporting period, the Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. This standard’s purpose is to enhance the transparency and usefulness of income tax disclosures and provide more information about an entity’s exposure to potential changes in tax laws. The ASU is effective for annual periods beginning after December 15, 2024. For the current year, Management has analyzed each Fund’s income taxes paid and has determined no additional disclosures are required.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

American Beacon FundsSM

Notes to Financial Statements

January 31, 2026

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. Foreign governments and their agencies may enact policies that delay or place limits on repatriation of local currency to U.S. dollars. Market quoted rates for immediate currency settlement may have access or transaction volume restrictions that are insufficient to convert a significant portion of a fund’s local currency denominated assets and liabilities to U.S. dollars. On February 24, 2022, monetary policies were enacted by the National Bank of Ukraine (the “NBU”), limiting its local currency’s repatriation to ensure the steady functioning of the country’s financial system during the martial law legal regime. These policies significantly impact the ability of the Fund to convert local denominated assets and liabilities amounts to U.S. dollars using quoted immediate currency settlement rates. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on Funds’ Statements of Operations.

American Beacon FundsSM

Notes to Financial Statements

January 31, 2026

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreements with abrdn Investments Limited and Global Evolution USA, LLC for the American Beacon Developing World Income Fund and with National Investment Services of America, LLC for the American Beacon NIS Core Plus Bond Fund. Pursuant

American Beacon FundsSM

Notes to Financial Statements

January 31, 2026

to the Investment Advisory Agreements, the Funds have agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on each Fund’s average daily net assets according to the following schedules:

abrdn Investments Limited

All Assets	0.50%

Global Evolution USA, LLC

All Assets	0.50%

National Investment Services of America, LLC

First $1.5 billion	0.20%
Over $1.5 billion	0.18%

The Management and Sub-Advisory Fees paid by the Funds for the year ended January 31, 2026 were as follows:

Developing World Income

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$3,722,724
Sub-Advisory Fees	0.50%	5,052,394

Total	0.85%	$8,775,118

NIS Core Plus Bond

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$29,349
Sub-Advisory Fees	0.20%	16,771

Total	0.55%	$46,120

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to

American Beacon FundsSM

Notes to Financial Statements

January 31, 2026

customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis.

During the year ended January 31, 2026, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Developing World Income	$837,289
NIS Core Plus Bond	83

As of January 31, 2026, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Developing World Income	$111,856
NIS Core Plus Bond	7

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with a January 31, 2026 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	January 31, 2026 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	January 31, 2026 Fair Value
U.S. Government Money Market Select	Direct	Developing World Income	$197,213,529	$–	$–	$3,981,065	$197,213,529

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund.

During the year ended January 31, 2026, the Manager earned fees on the Funds’ direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
Developing World Income . . . . . . . . . . . . . . . . . . . . . . .	$99,294

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash

American Beacon FundsSM

Notes to Financial Statements

January 31, 2026

balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended January 31, 2026, the Developing World Income Fund participated as a lender by loaning an average amount of $6,576,040 for 3 days at an average interest rate of 4.91% with interest charges earned of $2,736. This amount is included in “Interest income” on the Statement of Operations. During the year ended January 31, 2026, the NIS Core Bond Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through May 31, 2026, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. For the year ended January 31, 2026, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap				Expiration of Reimbursed Expenses
Fund	Class	2/1/2025 - 5/31/2025	6/1/2025 - 1/31/2026	Reimbursed Expenses	(Recouped) Expenses
NIS Core Plus Bond	Y	0.53%	0.53%	$5,983	$-	2028-2029
NIS Core Plus Bond	A	0.78%	0.78%	3,548	-	2028-2029
NIS Core Plus Bond	C	1.53%	1.53%	38,922	-	2028-2029
NIS Core Plus Bond	R6	0.43%	0.43%	216,970	-	2028-2029

Of the above amounts, $21,132 was disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at January 31, 2026 for the NIS Core Plus Bond Fund.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2028 and 2029. The Funds did not record a liability for potential contingent reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
NIS Core Plus Bond	$-	$-	$174,965	2025-2026
NIS Core Plus Bond	-	182,123	-	2026-2027
NIS Core Plus Bond	-	259,239	-	2027-2028

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of January 31, 2026, one shareholder has been identified as representing an affiliated significant ownership of approximately 53% for the NIS Core Plus Bond Fund.

American Beacon FundsSM

Notes to Financial Statements

January 31, 2026

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the year ended January 31, 2026, RID collected $47,619 for Developing World Income Fund from the sale of A Class Shares. There were no sales charges collected for A Class Shares of NIS Core Plus Bond Fund.

A CDSC of 1% will be deducted with respect to A Class Shares on certain purchases of $500,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the year ended January 31, 2026, there were no CDSC fees collected for the A Class Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the year ended January 31, 2026, CDSC fees of $867 were collected for the C Class Shares of Developing World Income Fund. There were no CDSC fees collected for the C Class Shares of NIS Core Plus Bond Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $165,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

American Beacon FundsSM

Notes to Financial Statements

January 31, 2026

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those

American Beacon FundsSM

Notes to Financial Statements

January 31, 2026

prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

American Beacon FundsSM

Notes to Financial Statements

January 31, 2026

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

OTC financial derivative instruments, such as foreign currency contracts and structured notes, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Manager or persons acting under their oversight and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has designated the Manager as responsible for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Manager has selected methods for valuing securities and other assets in circumstances where market quotes are not readily available, and oversees the application of those valuation methods. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods selected by the Manager, the fair value of the security or asset will be determined in good faith by the Valuation Committee.

When a Fund uses fair valuation methods that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Manager or persons acting under their oversight would accurately reflect the price

American Beacon FundsSM

Notes to Financial Statements

January 31, 2026

that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

4. Securities and Other Investments

Asset-Backed Securities (“ABS”)

ABS are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables, home equity loans, and student loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, loans or accounts receivable paper are transferred from the originator to a specially created trust, which repackages the trust’s interests as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Funds are permitted to invest in ABS, subject to the Funds’ rating and quality requirements.

The value of an ABS is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of ABS are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the ABS’s par value. Value is also affected if any credit enhancement has been exhausted.

Commercial Mortgage-Backed Securities (“CMBS”)

CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real estate property. CMBS are generally multi-class or passthrough securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. CMBS may be structured with multiple tranches, with subordinate tranches incurring greater risk of loss in exchange for a greater yield. The commercial mortgage loans that underlie CMBS often are structured so that a substantial portion of the loan principal, rather than being amortized over the loan term, is instead payable at maturity (as a “balloon payment”). Repayment of a significant portion of loan principal thus often depends upon the future availability of real estate financing (to refinance the loan) and/or upon the value and sale ability of the real estate at the relevant time. If borrowers are not able or willing to refinance or dispose of the encumbered property to pay the principal and interest owed on such mortgage loans, payments on the related CMBS (particularly subordinated classes of CMBS) will likely be adversely affected. The ultimate extent of the loss, if any, may only be determined after a negotiated discounted settlement, restructuring or sale of the mortgage note, or the foreclosure of the mortgage encumbering the property and subsequent liquidation of the property, which can be costly and delayed by litigation and/or bankruptcy. The NIS Core Plus Bond Fund is permitted to invest in CMBS, subject to the Fund’s rating and quality requirements.

Collateralized Mortgage Obligations (“CMO”)

CMOs and interests in real estate mortgage investment conduits are debt securities collateralized by mortgages or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage passthrough securities into different groups referred to as “tranches,” which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association (“FNMA”), a government-sponsored corporation owned entirely by private stockholders, and the Federal Home Loan Mortgage Corp (“FHLMC”), a corporate instrumentality of the United

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States created pursuant to an act of Congress that is owned entirely by the Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A Real Estate Mortgage Investment Conduit (“REMIC”), is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. A REMIC itself is generally exempt from federal income tax, but the income from its mortgages is taxable to its investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.

The NIS Core Plus Bond Fund is permitted to invest in CMOs, subject to the Fund’s rating and quality requirements.

Credit-Linked Notes

The Developing World Income Fund may invest a significant portion of its assets in credit-linked notes (“CLNs”). CLNs are derivative debt obligations that are issued by limited purpose entities, such as Special Purpose Vehicles (“SPVs”), or by financial firms, such as banks, securities firms or their affiliates. They are structured so that their performance is linked to that of an underlying bond or other debt obligation (a “reference asset”), normally by means of an embedded or underlying credit default swap. The reference assets for the CLNs in which the Fund may invest will be limited to sovereign or quasi-sovereign debt instruments or other investments in which the Fund’s investment policies permit it to invest directly. The Fund may invest in CLNs when the Fund’s Sub-Advisor believes that doing so is more efficient than investing in the reference assets directly or when such direct investment by the Fund is not feasible due to legal or other restrictions.

Under the terms of a CLN, the Fund will receive a fixed or variable rate of interest on the outstanding principal amount of the CLN, which in turn will be subject to reduction (potentially down to zero) if a “credit event” occurs with respect to the underlying reference asset or its issuer. Such credit events will include payment defaults on the reference asset, and normally will also include events that do not involve an actual default, such as actual or potential insolvencies, repudiations of indebtedness, moratoria on payments, reference asset restructurings, limits on the convertibility or repatriation of currencies, and the imposition of ownership restrictions. If a credit event occurs, payments on the CLN would terminate, and the Fund normally would receive delivery of the underlying reference asset (or, in some cases, a comparable “deliverable” asset) in lieu of the repayment of principal. In some cases, however, including but not limited to instances where there has been a market disruption or in which it is or has become illegal, impossible or impracticable for the Fund to purchase, hold or receive the reference assets, the Fund may receive a cash settlement based on the value of the reference asset or a comparable instrument, less fees charged and certain expenses incurred by the CLN issuer.

CLNs are debt obligations of the CLN issuers, and the Fund would have no ownership or other property interest in the reference assets (other than following a credit event that results in the reference assets being delivered to the Fund) or any direct recourse to the issuers of those reference assets.

Fixed-Income Investments

The Funds may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Funds’ NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that

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the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage-backed securities (“MBS”) and ABS, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its proceeds in lower yielding securities. Securities underlying MBS and ABS, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Foreign Debt Securities

The Funds may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed-income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Funds’ investments in such securities. The cost of servicing foreign debt will generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The Fund’s foreign debt securities may be held outside of the United States in the primary market for the securities in the custody of certain eligible foreign banks and trust companies, as permitted under the Investment Company Act. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers and the risks similar to those of foreign securities , such as the fact that foreign markets can be extremely volatile, foreign debt securities may be less liquid than securities of U.S. issuers, and transaction fees, custodial costs, currency conversion costs and other fees are generally higher for foreign debt securities. In addition, developing markets are markets that have risks that are different and higher than those in more developed markets.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

The prices of such securities may be more volatile than those of domestic securities. Equity securities may trade at price/earnings multiples higher than comparable U.S. securities, and such levels may not be sustainable. The economies of many of the countries in which the Fund may invest are not as developed as the U.S. economy, and individual foreign economies can differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self sufficiency, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.

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Developing Market Investments

The Developing World Income Fund may invest a significant portion of its assets in debt securities associated with a particular geographic region or country, including developing markets. Developing countries include all countries in the world except the countries that are classified by MSCI Inc. as “developed markets.” Developing countries typically have lower incomes, less integrated financial markets, smaller economies, and less mature political systems compared to developed countries. Developing countries are commonly located in Africa, the Asia-Pacific region, Central or Eastern Europe, the Middle East, Central America or the Caribbean, and South America. Frontier market countries have smaller, newer and/or less developed economies; less developed, less liquid and/or lower-capitalization capital markets; and less developed political and legal systems than those of other developing markets. These countries typically are located in the Asia-Pacific region, Central and Eastern Europe and the former Soviet Union, the Middle East, Central and South America, and Africa.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the

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securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity.

The Manager and the sub-advisor will carefully monitor a Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(a)(2) securities could have the effect of reducing a Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Restricted securities outstanding during the year ended January 31, 2026 are disclosed in the Notes to the Schedules of Investments.

Inflation-Indexed Linked Securities

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Municipal Securities

Municipal securities may include general obligation bonds, municipal lease obligations, resource recovery obligations, and revenue obligations. The NIS Core Plus Bond Fund may invest in municipal securities the interest on which is excludable from gross income for federal income tax purposes (“tax-exempt”), as well as municipal securities the interest on which is taxable. Municipal securities are subject to credit risk where a municipal issuer of a security might not make interest or principal payments on a security as they become due. Municipal securities are also subject to interest rate risk. A downgrade in the issuer’s or security’s credit rating can reduce the market value of the security. A number of municipalities may face severe financial hardship making the possibility of their defaulting on obligations, and/or declaring bankruptcy where allowable, a risk to the value of municipal securities held by the Fund. General obligation bonds are secured by the pledge of the issuer’s full faith, credit, and usually, taxing power. The taxing power may be an unlimited ad valorem tax or a limited tax, usually on real estate and personal property. Most states do not tax real estate, but leave that power to local units of government. Municipal lease obligations are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality’s credit and thus interest thereon may become taxable if the lease is assigned. If funds are not appropriated for the following year’s lease payments, a lease may terminate with the possibility of default on the lease obligation. Resource recovery obligations are a type of municipal revenue obligation issued to build facilities such as solid waste incinerators or waste-to-energy plants. Usually, a private corporation will be involved and the revenue cash flow will be supported by fees or units paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of these obligations. Revenue obligations are backed by the revenue cash flow of a project or facility. The interest on such obligations is payable only from the revenues derived from a particular project, facility, specific excise tax or other revenue source. Revenue obligations are not a debt or liability of the local or state government and do not obligate that government to levy or pledge any form of taxation or to make any appropriation for payment.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds at times may invest in shares of other investment companies. The Funds may invest in securities of an investment company advised by the Manager, with respect to which the Manager also receives a management fee. Investments in the securities of other investment companies may involve duplication of advisory fees and

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certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in government money market funds rather than purchasing individual short-term investments. If the Funds invest in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the government money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. Despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the money market fund has purchased may reduce the money market fund’s yield and can cause the price of a money market security to decrease. In addition, a money market fund is subject to the risk that the value of an investment may be eroded over time by inflation.

Real Estate Related Investments

A Fund may gain exposure to the real estate sector by investing in real estate-linked derivatives, REITs, and common, preferred and convertible securities of issuers in real estate-related industries. Adverse economic, business or political developments affecting real estate could have a major effect on the value of a Fund’s investments. Investing in securities issued by real estate and real estate-related companies may subject the Fund to risks associated with the direct ownership of real estate. Changes in interest rates, debt leverage ratios, debt maturity schedules, and the availability of credit to real estate companies may also affect the value of the Funds investment in real estate securities. Real estate securities are dependent upon specialized management skills at the operating company level, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of properties. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers. The real estate industry tends to be cyclical. Such cycles may adversely affect the value of a Fund’s portfolio. A Fund will indirectly bear a proportionate share of a REIT’s ongoing operating fees and expense. In addition, a REIT is subject to the possibility of failing to (a) qualify for tax-free “pass-through” of distributed net income and net realized gains under the Internal Revenue Code and (b) maintain exemption eligibility from Investment Company Act registration requirements.

Sovereign and Quasi-Sovereign Government and Supranational Debt

The Developing World Income Fund can invest in debt securities issued or guaranteed by foreign governments and their political subdivisions or agencies which involve special risks. Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Sovereign debt securities may include: debt securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries; debt securities issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers; participations in loans between emerging market governments and financial institutions; and Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness.

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Supranational entities may also issue debt securities. Supranational organizations are entities designated or supported by a government or governmental group to promote economic development. Included among these organizations are the Asian Development Bank, the European Investment Bank, the Inter-American Development Bank, the International Monetary Fund, the United Nations, the World Bank and the European Bank for Reconstruction and Development. Supranational organizations have no taxing authority and are dependent on their members for payments of interest and principal to the extent their assets are insufficient. Further, the lending activities of such entities are limited to a percentage of their total capital, reserves and net income.

U.S. Agency Obligations - Federal National Mortgage Association (“FNMA”)

FNMA Guaranteed Mortgage Pass-Through Certificates or Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

Variable or Floating Rate Obligations

The interest rates payable on certain fixed-income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

The Funds may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Funds with a certain degree of protection against rises in interest rates, the Funds will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

5. Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The Funds may have exposure to foreign currencies for investment or hedging purposes by purchasing or selling forward currency exchange contracts in non-U.S. currencies and by purchasing securities denominated in

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non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar and affect a Fund’s investments in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Not all forward contracts require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of securities, or the cash value of the securities or the securities index, at an agreed upon future date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A Non-Deliverable Forward (“NDF”) is a forward contract where there is no physical settlement of the two currencies at maturity. Rather, on the contract settlement date, a net cash settlement will be made by one party to the other based on the difference between the contracted forward rate and the prevailing spot rate, on an agreed notional amount.

The Developing World Income Fund’s forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each month end. During the year ended January 31, 2026, the Developing World Income Fund entered into forward foreign currency contracts primarily for hedging foreign currency fluctuations.

Average Forward Foreign Currency Notional Amounts Outstanding Year Ended January 31, 2026
Fund	Purchased Contracts	Sold Contracts
Developing World Income	$4,467,304	$57,041,030

The following is a summary of the fair valuations of the Developing World Income Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statements of Assets and Liabilities as of January 31, 2026:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$-	$(992,758)	$-	$-	$-	$(992,758)

The effect of financial derivative instruments on the Statements of Operations as of January 31, 2026:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$(1,994,545)	$-	$-	$-	$(1,994,545)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$(1,513,711)	$-	$-	$-	$(1,513,711)

(1)	See Note 3 in the Notes to Financial Statements for additional information.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts

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of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, January 31, 2026.

Developing World Income

Offsetting of Financial and Derivative Assets as of January 31, 2026:
	Assets	Liabilities
Forward Foreign Currency Contracts	$–	$992,758

Total derivative assets and liabilities in the Statement of Assets and Liabilities	–	992,758

Total derivative assets and liabilities subject to an MNA	$–	$992,758

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of January 31, 2026:
Counterparty	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statements of Assets and Liabilities
			Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount
JPMorgan Chase Bank, N.A.	$349,425	$–	$–	$–	$349,425
Standard Chartered Bank	643,333	–	–	(643,333)	–

Total	$992,758	$–	$–	$(643,333)	$349,425

(1)	The securities presented here within are not subject to master netting agreements. As such, this is disclosed for informational purposes only.

6. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Asset-Backed and Mortgage Related Securities Risk

Investments in asset-backed and mortgage related securities are subject to market risks for fixed-income securities which include, but are not limited to, credit risk, interest rate risk, prepayment risk and extension risk. A decline in the credit quality of the issuers of asset-backed and mortgage related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. A Collateralized Mortgage Obligation (“CMO”) is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal on CMOs is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by government agencies, and their income streams. CMOs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk. Commercial mortgage-backed securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. CMBS are subject to the risks generally associated with mortgage-backed securities. CMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages. CMBS also are subject to many of the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement

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payments or to otherwise honor its obligations to the Funds. As a result, a Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan, may fail, or become less able, to make timely payments of interest or principal or otherwise honor its obligations or default completely. The strategies utilized by the sub-advisor require accurate and detailed credit analysis of issuers and there can be no assurance that its analysis will be accurate or complete. The Funds may be subject to substantial losses in the event of credit deterioration or bankruptcy of one or more issuers in its portfolio. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument and debt obligations which are rated by rating agencies may be subject to downgrade. The credit ratings of debt instruments and investments represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of future credit performance of such securities. Rating agencies attempt to evaluate the safety of the timely payment of principal and interest (or dividends) and do not evaluate the risks of fluctuations in market value. The ratings assigned to securities by rating agencies do not purport to fully reflect the true risks of an investment. Further, in recent years many highly-rated structured securities have been subject to substantial losses as the economic assumptions on which their ratings were based proved to be materially inaccurate. A decline in the credit rating of an individual security held by a Fund may have an adverse impact on its price and may make it difficult for a Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since a Fund can invest significantly in high yield investments that are considered speculative in nature, this risk maybe substantial. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of a Fund’s securities, could affect a Fund’s performance.

Currency Risk

The Funds may have exposure to foreign currencies by using various instruments described below. Foreign currencies may fluctuate significantly over short periods of time, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments or central banks, and may be affected by currency controls or political developments in the U.S. or abroad. Foreign currencies may also decline in value relative to the U.S. dollar and other currencies and thereby affect the Funds’ investments in non-U.S. currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, non U.S. currencies.

Custody Risk

The Funds may invest in markets that are less developed than those in the U.S., which may expose the Funds to risks in the process of clearing and settling trades and the holding of securities by foreign banks, agents and depositories. Investments in frontier and emerging markets may be subject to greater custody risks than investments in more developed markets.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Funds, their service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Funds’ shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or

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proprietary information, or cause the Funds or their service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Funds or their service providers to identify all of the operational risks that may affect the Funds or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Funds cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Funds invest. The issuers of the Funds’ investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Funds’ investments, leading to significant loss of value.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose a Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those securities. Derivatives can be highly complex and their use within a management strategy can require specialized skills. There can be no assurance that any strategy used will succeed. If a sub-advisor incorrectly forecasts stock market values, or the direction of interest rates or currency exchange rates in utilizing a specific derivatives strategy for a Fund, a Fund could lose money. In addition, leverage embedded in a derivative instrument can expose a Fund to greater risk and increase its costs. Gains or losses in the value of a derivative instrument may be magnified and be much greater than the derivative’s original cost (generally the initial margin deposit). There may also be material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment, for example, where a Fund may be called upon to deliver a security it does not own. As a result, a Fund could lose more than the amount it invests. Derivatives may at times be illiquid and may be more volatile than other types of investments. A Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Certain derivatives may also be difficult to value, and valuation may be more difficult in times of market turmoil.

A Fund may buy or sell derivatives not traded on organized exchanges. A Fund may also enter into transactions that are not cleared through clearing organizations. These types of transactions may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, a Fund may not recover its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. Certain derivatives require a Fund to post margin to secure its future obligation; if a Fund has insufficient cash, it may have to sell investments from its portfolio to meet daily variation margin requirements at a time when it maybe disadvantageous to do so. A Fund’s use of derivatives also may create financial leverage, which may result in losses that exceed the amount originally invested and accelerate the rate of losses. Suitable derivatives may not be available in all circumstances, and there can be no assurance that a Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a sub-advisor may wish to retain a Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found.

Although a Fund may attempt to hedge against certain risks, the hedging instruments may not perform as expected and could produce losses. Hedging instruments may also reduce or eliminate gains that may otherwise have been available had a Fund not used the hedging instruments. A Fund may not hedge certain risks in particular situations, even if suitable instruments are available.

A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations. Ongoing changes to the regulation of the derivatives markets and potential changes in the regulation of funds using

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derivative instruments could limit a Fund’s ability to pursue its investment strategies. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation may make derivatives more costly, may limit their availability, may disrupt markets, or may otherwise adversely affect their value or performance. In addition to other changes, these rules provide for central clearing of derivatives that in the past were traded exclusively over-the counter and may increase costs and margin requirements, but are expected to reduce certain counterparty risks.

Developing Markets Risk

When investing in developing markets, the risks of investing in foreign securities are heightened. Developing markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political and economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; the imposition of economic sanctions or other government restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for developing market securities; trading suspensions and other restrictions on investment; delays and disruptions in securities settlement procedures; greater sensitivity to interest rate changes; currency exchange rate volatility and currency inflation or deflation; and significant limitations on investor rights and recourse. The economies and political environments of developing market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. The governments of developing market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available or less reliable information about issuers in developing markets than would be available about issuers in developed markets, which can impede a sub-advisor’s ability to accurately evaluate foreign securities. Such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Developing markets may possess less developed regulatory or legal structures governing private and foreign investment, and also may be more vulnerable to market manipulation, corruption and fraud. These matters have the potential to impact a Fund’s investment objectives and performance.

The risks of investing in developing market countries are magnified in developing market countries, which generally have smaller economies and less developed capital markets and legal, regulatory and political systems than other developing market countries. The magnification of risks is generally the result of: (1) the potential for extreme price volatility and illiquidity in developing markets; (2) government ownership or control of parts of the private sector or other protectionist measures, including managed adjustments in relative currency values, trade barriers, and exchange controls; (3) large currency fluctuations; (4) fewer companies and investment opportunities; or (5) inadequate investor protections and regulatory enforcement, and the relatively new and unsettled securities laws in many developing countries. Investments that a Fund holds may be exposed to these risks, which could have a negative impact on their value.

Environmental, Social, and/or Governance Investing Risk

The Developing World Income Fund’s incorporation of environmental, social and/or governance (“ESG”) considerations, including criteria as determined by the sub-advisor, in its investment strategy may cause it to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the ESG investment considerations used by a Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in a Fund. A Fund’s ESG investment considerations may also affect a Fund’s exposure to certain sectors or types of investments, which may impact a Fund’s relative investment performance depending on the performance of issuers in those sectors relative to issuers in the broader market. A Fund may not be able to take advantage of certain investment opportunities due to these considerations, which

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may adversely affect investment performance. A Fund may underperform funds that do not incorporate these considerations. A Fund’s sub-advisor is dependent on available information to assist in the use of ESG investment considerations, and, because there are few generally accepted standards to use in such considerations, the information and considerations used for a Fund may differ from the information and considerations used for other funds. The limited availability of such information, as well as errors in or omissions from such information could result in incorrect evaluations of potential investments. There is no guarantee that a Fund’s efforts to select investments that meet a Fund’s ESG investing considerations will be successful.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invest a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in developing markets, the risks of investing in foreign securities are heightened.

Interest Rate Risk

Investments in fixed-income securities or derivatives that are influenced by interest rates are subject to interest rate risk. The value of the Funds’ fixed-income investments typically will fall when interest rates rise. The Funds may be particularly sensitive to changes in interest rates if it invests in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, if a bond has a duration of four years, a 1% increase in interest rates could be expected to result in a 4% decrease in the value of the bond. Yields of debt securities will fluctuate over time. As of the date of this Prospectus, interest rates are historically low. During periods of very low or negative interest rates, the Funds may be unable to maintain positive returns. Certain European countries and Japan have recently experienced negative interest rates on deposits and debt securities have traded at negative yields. Negative interest rates may become more prevalent among non-U.S. issuers, and potentially within the United States. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Funds are exposed to such interest rates. To the extent the Funds hold an investment with a negative interest rate to maturity, the Funds would generate a negative return on that investment. Conversely, in the future, interest rates may rise significantly and/or rapidly, potentially resulting in substantial losses to the Funds.

Leverage Risk

A Fund’s use of futures, forward foreign currency contracts, swaps and other derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset or class of assets underlying a derivative instrument and results in increased volatility, which means that a Fund will have the potential for greater losses than if a Fund does not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of an increase or decrease in a Fund’s exposure to an asset or class of assets and may cause a Fund’s NAV to be volatile.

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Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. Periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or geographic region, continue to recur. The value of a security may decline due to adverse issuer-specific conditions or general market conditions unrelated to a particular issuer, such as real or perceived adverse geopolitical, regulatory, market, economic or other developments that may cause broad changes in market value, changes in the general outlook for corporate earnings, changes in interest, currency or inflation rates, lack of liquidity in the markets, public perceptions concerning these developments or adverse market sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity, which may adversely affect the value of your investment. Such market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, a reduction in the willingness and ability of some lenders to extend credit, difficulties for some borrowers in obtaining financing on attractive terms, if at all, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Adverse market events may also lead to increased shareholder redemptions, which could cause a Fund to sell investments at an inopportune time to meet redemption requests by shareholders and may increase a Fund’s portfolio turnover, which could increase the costs that a Fund incurs and lower a Fund’s performance. Even when securities markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market.

Policy changes by the U.S. government and/or Federal Reserve and economic and political changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility of many markets being affected by events in a single country or events affecting a single or small number of issuers.

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Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in securities prices could be a sustained trend or a drastic movement. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Market Timing Risk

The Developing World Income Fund is subject to the risk of market timing activities due to the nature of its investments, which requires the Fund in certain instances to fair value certain of its investments. Frequent trading by Fund shareholders poses risks to other shareholders in the Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Fund may invest, it could be subject to the risk of market timing activities by shareholders. Some examples of these types of securities are high-yield and foreign securities. The limited trading activity of some high-yield securities may result in market prices that do not reflect the true market value of these securities. The Fund generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the Fund price its shares. In such instances, the Fund may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the NAV of the Fund’s shares. While the Manager monitors trading in the Fund, there is no guarantee that it can detect all market timing activities.

Municipal Securities Risk

The municipal securities market could be significantly affected by adverse political and legislative changes, as well as uncertainties related to taxation or the rights of municipal security holders. Changes in the financial health of a municipality may make it difficult for it to pay interest and principal when due. In addition, changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers can affect the overall municipal securities market. Changes in market conditions may directly impact the liquidity and valuation of municipal securities, which may, in turn, adversely affect the yield and value of the Fund’s municipal securities investments. Declines in real estate prices and general business activity may reduce the tax revenues of state and local governments. In recent periods an increasing number of municipal issuers have defaulted on obligations, been downgraded, or commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or get worse. Because many municipal securities are issued to finance similar types of projects, especially those related to education, health care, housing, transportation, and utilities, conditions in those sectors can affect the overall municipal securities market.

Other Investment Companies Risk

To the extent that the Funds invest in shares of other registered investment companies, a Fund will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those investment companies in addition to a Fund’s direct fees and expenses. If the Funds invest in other investment companies, a Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to a Fund’s shareholders when distributed to them. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of a Fund’s investment may decline, adversely affecting a Fund’s performance. To the extent

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the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, a Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Prepayment and Extension Risk

When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of ABS, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. A Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If a Fund buys those securities at a premium, accelerated prepayments on those securities could cause a Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in the U.S. and abroad for a period of time, in 2022, the U.S. Federal Reserve (the “Federal Reserve”) and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or foreign central banks to change their approach in the future as such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. It is difficult to predict the impact on various markets of significant interest rate changes or other significant policy changes. Deteriorating economic fundamentals may increase the risk of default or insolvency of particular issuers, negatively impact market value, increase market volatility, cause credit spreads to widen, reduce bank balance sheets and cause unexpected changes in interest rates. Any of these could cause an increase in market volatility, reduce liquidity across various sectors or markets or decrease confidence in the markets. Also, regulators have expressed concern that changes in interest rates may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. Historical patterns of correlation among asset classes may break down in unanticipated ways during times of high volatility, disrupting investment programs and potentially causing losses.

Tensions, war or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected.

Regulators in the U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to a Fund. The full effect of various newly adopted regulations is not currently known. Due to the scope of regulations being adopted, certain of these changes could limit a Fund’s ability to pursue its

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investment strategies or make certain investments, may make it more costly for a Fund to operate, or adversely impact performance. Additionally, it is possible that recently adopted regulations could be further revised or rescinded, which creates material uncertainty regarding their impact to a Fund.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Impacts from climate change may include significant risks to global financial assets and economic growth. A rise in sea levels, an increase in powerful storms and/or a climate-driven increase in sea levels or flooding could cause coastal properties to lose value or become unmarketable altogether. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. Losses related to climate change could adversely affect, among others, corporate issuers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities.

Redemption Risk

The Funds may experience periods of heavy redemptions that could cause the Funds to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Funds, have short investment horizons, or have unpredictable cash flow needs. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. This, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets, and heightened redemption risk. Heavy redemptions, whether by a few large investors or many smaller investors, could hurt the Funds’ performance. This risk is heightened if the Fund invests in emerging market securities, which are generally less liquid than the securities of U.S. and other developed markets. The sale of assets to meet redemption requests may create net capital gains or losses, which could cause the Funds to have to distribute substantial capital gains.

Sovereign and Quasi Sovereign Debt Risk

An investment in sovereign and quasi-sovereign debt obligations involves special risks not present in corporate debt obligations securities are issued or guaranteed by a sovereign government or entity affiliated with or backed by a sovereign government. The issuer of the sovereign or quasi-sovereign debt that controls the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default. In addition, these investments are subject to risk of payment delays or defaults due to (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country’s economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. It may be particularly difficult to enforce the rights of debt holders in frontier and emerging markets. A governmental entity that defaults on an obligation may request additional time in which to pay or receive further loans or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign and quasi-sovereign debt risk is increased for emerging and frontier markets issuers, which are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of

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principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to a Fund. Investments in government-sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association (‘‘Ginnie Mae’’); (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of Fannie Mae and Freddie Mac or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, to the extent the Funds hold securities of such issuers, it might not be able to recover its investment from the U.S. Government. U.S. government securities and securities of government-sponsored entities are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing.

U.S. Treasury Obligations Risk

The value of U.S. Treasury obligations may vary due to changes in interest rates. In addition, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investments in obligations issued by the U.S. Treasury to decline. Certain political events in the U.S., such as a prolonged government shut down, may also cause investors to lose confidence in the U.S. government and may cause the value of U.S. Treasury obligations to decline.

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents. If market conditions make it difficult to value certain investments, SEC rules and applicable accounting protocols may require a Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if a Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV.

Variable and Floating Rate Securities Risk

The coupons on certain fixed-income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, Secured Overnight Financing Rate (“SOFR”) LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is

American Beacon FundsSM

Notes to Financial Statements

January 31, 2026

a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended January 31, 2026 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows:

	Developing World Income		NIS Core Plus Bond
	Year Ended January 31, 2026	Year Ended January 31, 2025	Year Ended January 31, 2026	Year Ended January 31, 2025
Distributions paid from:
Ordinary income*
R5 Class	$12,042,437	$7,652,431	$-	$-
Y Class	80,310,495	55,791,178	8,440	5,982
Investor Class	10,783,472	5,970,934	-	-
A Class	1,134,857	473,318	4,761	4,955
C Class	1,118,070	1,035,325	42,722	9,046
R6 Class	-	-	309,396	265,017
Long-term capital gains
R5 Class	-	-	-	-
Y Class	-	-	-	-
Investor Class	-	-	-	-
A Class	-	-	-	-
C Class	-	-	-	-
R6 Class	-	-	-	-

Total distributions paid	$105,389,331	$70,923,186	$365,319	$285,000

*For tax purposes, short-term capital gains are considered ordinary income distributions.

American Beacon FundsSM

Notes to Financial Statements

January 31, 2026

As of January 31, 2026, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Developing World Income	$1,620,661,137	$79,999,868	$(27,068,088)	$52,931,780
NIS Core Plus Bond	8,275,763	105,851	(198,694)	(92,843)

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
Developing World Income	$52,931,780	$4,827,600	$-	$(52,183,435)	$1	$5,575,946
NIS Core Plus Bond	(92,843)	18,196	-	(658,376)	(15,888)	(748,911)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, premium amortization accruals, unused capital loss carryforwards, dividends payable, the tax deferral of losses related to straddles, interest income recognized for tax purposes on defaulted bonds, and the realization for tax purposes of unrealized gains (losses) on certain derivative instruments.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities. The Funds had no permanent differences as of January 31, 2026.

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at January 31, their fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of January 31, 2026, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Developing World Income	$8,305,891	$43,877,544
NIS Core Plus Bond	229,710	428,666

For NIS Core Bond Fund, the ability to utilize capital loss carryforwards in the future could be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended January 31, 2026 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Developing World Income	$984,631,794	$-	$300,799,701	$-
NIS Core Plus Bond	4,036,001	3,640,196	2,641,569	3,995,338

American Beacon FundsSM

Notes to Financial Statements

January 31, 2026

A summary of the Funds’ transactions in the USG Select Fund for the year ended January 31, 2026 were as follows:

Fund	Type of Transaction	January 31, 2025 Shares/Fair Value	Purchases	Sales	January 31, 2026 Shares/Fair Value
Developing World Income	Direct	$67,784,117	$1,537,115,845	$1,407,686,433	$197,213,529

9. Borrowing Arrangements

Effective November 6, 2025 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2025.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2025.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended January 31, 2026, the Funds did not utilize these facilities.

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Year Ended January 31, 2026		Year Ended January 31, 2025
Developing World Income Fund	Shares	Amount	Shares	Amount
Shares sold . . . . . . . . . . . . . . . . . . .	22,960,937	$169,968,816	5,109,273	$36,158,346
Reinvestment of dividends	1,447,910	10,528,964	1,007,070	7,081,859
Shares redeemed . . . . . . . . . . . . . . .	(7,721,777)	(56,647,904)	(2,798,732)	(19,818,956)

Net increase in shares outstanding . . .	16,687,070	$123,849,876	3,317,611	$23,421,249

American Beacon FundsSM

Notes to Financial Statements

January 31, 2026

	Y Class
	Year Ended January 31, 2026		Year Ended January 31, 2025
Developing World Income Fund	Shares	Amount	Shares	Amount
Shares sold . . . . . . . . . . . . . . . . . . .	115,140,706	$847,142,739	38,008,537	$269,811,177
Reinvestment of dividends	10,842,840	78,891,261	7,856,715	55,261,838
Shares redeemed . . . . . . . . . . . . . . .	(40,844,348)	(296,200,573)	(23,296,002)	(164,474,131)

Net increase in shares outstanding . . .	85,139,198	$629,833,427	22,569,250	$160,598,884

	Investor Class
	Year Ended January 31, 2026		Year Ended January 31, 2025
Developing World Income Fund	Shares	Amount	Shares	Amount
Shares sold . . . . . . . . . . . . . . . . . . .	20,840,011	$152,105,172	11,300,591	$80,191,464
Reinvestment of dividends	1,421,794	10,314,097	816,115	5,732,003
Shares redeemed . . . . . . . . . . . . . . .	(11,558,992)	(83,769,324)	(6,635,879)	(47,112,885)

Net increase in shares outstanding . . .	10,702,813	$78,649,945	5,480,827	$38,810,582

	A Class
	Year Ended January 31, 2026		Year Ended January 31, 2025
Developing World Income Fund	Shares	Amount	Shares	Amount
Shares sold . . . . . . . . . . . . . . . . . . .	2,335,142	$17,169,795	767,835	$5,457,145
Reinvestment of dividends	153,659	1,119,346	63,880	449,187
Shares redeemed . . . . . . . . . . . . . . .	(615,768)	(4,464,844)	(414,111)	(2,945,408)

Net increase in shares outstanding . . .	1,873,033	$13,824,297	417,604	$2,960,924

	C Class
	Year Ended January 31, 2026		Year Ended January 31, 2025
Developing World Income Fund	Shares	Amount	Shares	Amount
Shares sold . . . . . . . . . . . . . . . . . . .	695,114	$5,048,594	375,482	$2,637,491
Reinvestment of dividends	155,033	1,114,603	147,015	1,027,339
Shares redeemed . . . . . . . . . . . . . . .	(550,967)	(4,041,720)	(335,162)	(2,348,102)

Net increase in shares outstanding . . .	299,180	$2,121,477	187,335	$1,316,728

	Y Class
	Year Ended January 31, 2026		Year Ended January 31, 2025
NIS Core Plus Bond Fund	Shares	Amount	Shares	Amount
Shares sold . . . . . . . . . . . . . . . . . . .	710	$6,105	32,371	$271,768
Reinvestment of dividends	527	4,549	238	2,024
Shares redeemed . . . . . . . . . . . . . . .	(3,083)	(26,386)	(19,644)	(165,481)

Net increase (decrease) in shares outstanding	(1,846)	$(15,732)	12,965	$108,311

	A Class
	Year Ended January 31, 2026		Year Ended January 31, 2025
NIS Core Plus Bond Fund	Shares	Amount	Shares	Amount
Shares sold . . . . . . . . . . . . . . . . . . .	411	$3,576	4,756	$40,324
Reinvestment of dividends	135	1,175	174	1,491
Shares redeemed . . . . . . . . . . . . . . .	(411)	(3,569)	(4,802)	(42,546)

Net increase (decrease) in shares outstanding	135	$1,182	128	$(731)

	C Class
	Year Ended January 31, 2026		Year Ended January 31, 2025
NIS Core Plus Bond Fund	Shares	Amount	Shares	Amount
Shares sold . . . . . . . . . . . . . . . . . . .	1,357	$11,819	133,657	$1,142,640
Reinvestment of dividends	4,357	37,663	728	6,158
Shares redeemed . . . . . . . . . . . . . . .	(29,072)	(252,238)	(4,747)	(40,257)

Net increase (decrease) in shares outstanding	(23,358)	$(202,756)	129,638	$1,108,541

American Beacon FundsSM

Notes to Financial Statements

January 31, 2026

	R6 Class
	Year Ended January 31, 2026		Year Ended January 31, 2025
NIS Core Plus Bond Fund	Shares	Amount	Shares	Amount
Shares sold . . . . . . . . . . . . . . . . . . .	100,284	$858,073	38,709	$329,298
Reinvestment of dividends	14,656	126,635	10,341	88,085
Shares redeemed . . . . . . . . . . . . . . .	(56,019)	(483,862)	(190)	(1,612)

Net increase in shares outstanding . . .	58,921	$500,846	48,860	$415,771

11. Subsequent Events

The Board of Trustees of the Trust, upon the recommendation of the Manager, has approved the appointment of Ninety One North America, Inc. (“Ninety One NA”) as an additional sub-advisor to the American Beacon Developing World Income Fund (the “Fund”) and a new Investment advisory agreement among the Manager, Ninety One NA and the Trust, on behalf of the Fund. Ninety One NA is appointed as a sub-advisor to the Fund effective November 12, 2025. The Manage currently expects to commence the allocation of a portion of the assets of the Fund to Ninety One NA on or about February 2, 2026.

American Beacon Developing World Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 Class
	Year Ended January 31,
	2026		2025		2024		2023	2022

Net asset value, beginning of period	$7.20		$6.93		$6.92		$8.16	$8.34

Income (loss) from investment operations:
Net investment income	0.79	A	0.89	A	0.68		0.61	0.68
Net gains (losses) on investments (both realized and unrealized)	0.55		0.24		0.00	B	(1.24)	(0.20)

Total income (loss) from investment operations	1.34		1.13		0.68		(0.63)	0.48

Less distributions:
Dividends from net investment income	(0.76)		(0.86)		(0.67)		(0.44)	(0.66)
Tax return of capitalC	-		-		-		(0.17)	-

Total distributions	(0.76)		(0.86)		(0.67)		(0.61)	(0.66)

Redemption fees added to beneficial interestsB	-		-		-		-	-

Net asset value, end of period	$7.78		$7.20		$6.93		$6.92	$8.16

Total returnD	19.94%		17.33%		10.52%		(7.50)%	5.80%

Ratios and supplemental data:
Net assets, end of period	$214,356,258		$78,290,359		$52,304,497		$46,282,796	$47,897,191
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.05%		1.09%		1.09%		1.12%	1.06%
Expenses, net of reimbursements and/or recoupments	1.05%		1.09%		1.09%		1.12%	1.06%
Net investment income, before expense reimbursements and/or recoupments	10.75%		12.49%		10.14%		8.81%	7.79%
Net investment income, net of reimbursements and/or recoupments	10.75%		12.49%		10.14%		8.81%	7.79%
Portfolio turnover rate	34%		42%		26%		42%	39%

A	Per share amounts have been calculated using the average shares method.
B	Amount represents less than $0.01 per share.
C	Tax return of capital is calculated based on shares outstanding at the time of distribution.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon Developing World Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended January 31,
	2026		2025		2024		2023	2022

Net asset value, beginning of period	$7.21		$6.93		$6.92		$8.16	$8.35

Income (loss) from investment operations:
Net investment income	0.79	A	0.89	A	0.67		0.61	0.65
Net gains (losses) on investments (both realized and unrealized)	0.54		0.25		(0.00	)B	(1.25)	(0.19)

Total income (loss) from investment operations	1.33		1.14		0.67		(0.64)	0.46

Less distributions:
Dividends from net investment income	(0.76)		(0.86)		(0.66)		(0.43)	(0.65)
Tax return of capitalC	-		-		-		(0.17)	-

Total distributions	(0.76)		(0.86)		(0.66)		(0.60)	(0.65)

Redemption fees added to beneficial interestsB	-		-		-		-	-

Net asset value, end of period	$7.78		$7.21		$6.93		$6.92	$8.16

Total returnD	19.75%		17.44%		10.46%		(7.55)%	5.61%

Ratios and supplemental data:
Net assets, end of period	$1,275,058,988		$567,422,035		$389,293,148		$305,728,868	$397,300,935
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.08%		1.12%		1.15%		1.17%	1.13%
Expenses, net of reimbursements and/or recoupments	1.08%		1.12%		1.15%		1.17%	1.13%
Net investment income, before expense reimbursements and/or recoupments	10.74%		12.44%		10.13%		8.74%	7.86%
Net investment income, net of reimbursements and/or recoupments	10.74%		12.44%		10.13%		8.74%	7.86%
Portfolio turnover rate	34%		42%		26%		42%	39%

A	Per share amounts have been calculated using the average shares method.
B	Amount represents less than $0.01 per share.
C	Tax return of capital is calculated based on shares outstanding at the time of distribution.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon Developing World Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended January 31,
	2026		2025		2024		2023	2022

Net asset value, beginning of period	$7.19		$6.92		$6.91		$8.15	$8.33

Income (loss) from investment operations:
Net investment income	0.77	A	0.88	A	0.65		0.60	0.62
Net gains (losses) on investments (both realized and unrealized)	0.54		0.23		(0.00	)B	(1.25)	(0.17)

Total income (loss) from investment operations	1.31		1.11		0.65		(0.65)	0.45

Less distributions:
Dividends from net investment income	(0.74)		(0.84)		(0.64)		(0.43)	(0.63)
Tax return of capitalC	-		-		-		(0.16)	-

Total distributions	(0.74)		(0.84)		(0.64)		(0.59)	(0.63)

Redemption fees added to beneficial interestsB	-		-		-		-	-

Net asset value, end of period	$7.76		$7.19		$6.92		$6.91	$8.15

Total returnD	19.52%		17.02%		10.19%		(7.81)%	5.47%

Ratios and supplemental data:
Net assets, end of period	$165,005,817		$75,898,242		$35,099,499		$35,767,335	$51,845,178
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.31%		1.38%		1.41%		1.44%	1.38%
Expenses, net of reimbursements and/or recoupments	1.31%		1.38%		1.41%		1.44%	1.38%
Net investment income, before expense reimbursements and/or recoupments	10.53%		12.34%		9.77%		8.38%	7.50%
Net investment income, net of reimbursements and/or recoupments	10.53%		12.34%		9.77%		8.38%	7.50%
Portfolio turnover rate	34%		42%		26%		42%	39%

A	Per share amounts have been calculated using the average shares method.
B	Amount represents less than $0.01 per share.
C	Tax return of capital is calculated based on shares outstanding at the time of distribution.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon Developing World Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended January 31,
	2026		2025		2024	2023	2022

Net asset value, beginning of period	$7.20		$6.92		$6.92	$8.15	$8.34

Income (loss) from investment operations:
Net investment income	0.77	A	0.87	A	0.63	0.66	0.61
Net gains (losses) on investments (both realized and unrealized)	0.54		0.25		0.01	(1.30)	(0.17)

Total income (loss) from investment operations	1.31		1.12		0.64	(0.64)	0.44

Less distributions:
Dividends from net investment income	(0.74)		(0.84)		(0.64)	(0.43)	(0.63)
Tax return of capitalB	-		-		-	(0.16)	-

Total distributions	(0.74)		(0.84)		(0.64)	(0.59)	(0.63)

Redemption fees added to beneficial interestsC

Net asset value, end of period	$7.77		$7.20		$6.92	$6.92	$8.15

Total returnD	19.46%		17.15%		9.98%	(7.67)%	5.32%

Ratios and supplemental data:
Net assets, end of period	$21,374,763		$6,312,947		$3,179,862	$2,574,241	$5,855,674
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.34%		1.39%		1.44%	1.41%	1.36%
Expenses, net of reimbursements and/or recoupments	1.34%		1.39%		1.44%	1.41%	1.36%
Net investment income, before expense reimbursements and/or recoupments	10.52%		12.17%		9.79%	8.28%	7.62%
Net investment income, net of reimbursements and/or recoupments	10.52%		12.17%		9.79%	8.28%	7.62%
Portfolio turnover rate	34%		42%		26%	42%	39%

A	Per share amounts have been calculated using the average shares method.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon Developing World Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended January 31,
	2026		2025		2024	2023	2022

Net asset value, beginning of period	$7.15		$6.88		$6.88	$8.11	$8.30

Income (loss) from investment operations:
Net investment income	0.70	A	0.80	A	0.60	0.54	0.56
Net gains (losses) on investments (both realized and unrealized)	0.55		0.26		(0.01)	(1.24)	(0.18)

Total income (loss) from investment operations	1.25		1.06		0.59	(0.70)	0.38

Less distributions:
Dividends from net investment income	(0.69)		(0.79)		(0.59)	(0.38)	(0.57)
Tax return of capitalB	-		-		-	(0.15)	-

Total distributions	(0.69)		(0.79)		(0.59)	(0.53)	(0.57)

Redemption fees added to beneficial interestsC	-		-		-	-	-

Net asset value, end of period	$7.71		$7.15		$6.88	$6.88	$8.11

Total returnD	18.58%		16.25%		9.26%	(8.41)%	4.58%

Ratios and supplemental data:
Net assets, end of period	$13,402,027		$10,283,909		$8,609,551	$7,880,681	$9,775,702
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.07%		2.12%		2.17%	2.18%	2.12%
Expenses, net of reimbursements and/or recoupments	2.07%		2.12%		2.17%	2.18%	2.12%
Net investment income, before expense reimbursements and/or recoupments	9.69%		11.37%		9.07%	7.69%	6.75%
Net investment income, net of reimbursements and/or recoupments	9.69%		11.37%		9.07%	7.69%	6.75%
Portfolio turnover rate	34%		42%		26%	42%	39%

A	Per share amounts have been calculated using the average shares method.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended January 31,
	2026		2025		2024	2023	2022

Net asset value, beginning of period	$8.48		$8.56		$8.62	$9.69	$10.04

Income (loss) from investment operations:
Net investment income	0.37	A	0.36	A	0.32	0.25	0.18
Net gains (losses) on investments (both realized and unrealized)	0.21		(0.06)		(0.05)	(1.06)	(0.32)

Total income (loss) from investment operations	0.58		0.30		0.27	(0.81)	(0.14)

Less distributions:
Dividends from net investment income	(0.38)		(0.38)		(0.33)	(0.26)	(0.21)

Net asset value, end of period	$8.68		$8.48		$8.56	$8.62	$9.69

Total returnB	6.95%		3.52%		3.29%	(8.31)%	(1.43)%

Ratios and supplemental data:
Net assets, end of period .	$183,257		$194,660		$85,621	$86,168	$96,859
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	3.67%		4.45%		3.19%	3.42%	6.02	%C
Expenses, net of reimbursements and/or recoupments	0.54	%D	0.53%		0.53%	0.53%	0.53%
Net investment income (loss), before expense reimbursements and/or recoupments	1.23%		0.30%		1.17%	(0.08)%	(3.68	)%C
Net investment income, net of reimbursements and/or recoupments	4.36%		4.22%		3.83%	2.81%	1.81%
Portfolio turnover rate	80%		72%		132%	114%	127%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Includes non-recurring organization and offering costs.
D	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.53% for the period ended January 31, 2026.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended January 31,
	2026		2025		2024	2023	2022

Net asset value, beginning of period	$8.47		$8.56		$8.62	$9.69	$10.04

Income (loss) from investment operations:
Net investment income	0.35	A	0.34	A	0.30	0.24	0.15
Net gains (losses) on investments (both realized and unrealized)	0.21		(0.08)		(0.05)	(1.07)	(0.32)

Total income (loss) from investment operations	0.56		0.26		0.25	(0.83)	(0.17)

Less distributions:
Dividends from net investment income	(0.36)		(0.35)		(0.31)	(0.24)	(0.18)

Net asset value, end of period	$8.67		$8.47		$8.56	$8.62	$9.69

Total returnB	6.69%		3.05%		3.04%	(8.54)%	(1.68)%

Ratios and supplemental data:
Net assets, end of period .	$115,640		$111,813		$111,937	$111,692	$96,859
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	3.90%		4.66%		3.45%	3.69%	6.29	%C
Expenses, net of reimbursements and/or recoupments .	0.79	%D	0.78%		0.78%	0.78%	0.78%
Net investment income (loss), before expense reimbursements and/or recoupments	1.00%		0.09%		0.91%	(0.32)%	(3.95	)%C
Net investment income, net of reimbursements and/or recoupments	4.11%		3.97%		3.58%	2.59%	1.56%
Portfolio turnover rate	80%		72%		132%	114%	127%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Includes non-recurring organization and offering costs.
D	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.78% for the period ended January 31, 2026.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended January 31,
	2026		2025		2024	2023	2022

Net asset value, beginning of period	$8.47		$8.56		$8.62	$9.69	$10.04

Income (loss) from investment operations:
Net investment income	0.29	A	0.28	A	0.24	0.18	0.08
Net gains (losses) on investments (both realized and unrealized)	0.20		(0.09)		(0.05)	(1.07)	(0.32)

Total income (loss) from investment operations	0.49		0.19		0.19	(0.89)	(0.24)

Less distributions:
Dividends from net investment income	(0.29)		(0.28)		(0.25)	(0.18)	(0.11)

Net asset value, end of period	$8.67		$8.47		$8.56	$8.62	$9.69

Total returnB	5.90%		2.28%		2.27%	(9.22)%	(2.41)%

Ratios and supplemental data:
Net assets, end of period	$1,049,463		$1,222,995		$125,830	$125,459	$96,860
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	4.65%		5.57%		4.20%	4.46%	7.05	%C
Expenses, net of reimbursements and/or recoupments	1.54	%D	1.53%		1.53%	1.53%	1.53%
Net investment income (loss), before expense reimbursements and/or recoupments	0.25%		(0.79)%		0.16%	(1.10)%	(4.71	)%C
Net investment income, net of reimbursements and/or recoupments	3.36%		3.25%		2.83%	1.83%	0.81%
Portfolio turnover rate	80%		72%		132%	114%	127%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Includes non-recurring organization and offering costs.
D	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.53% for the period ended January 31, 2026.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Year Ended January 31,
	2026		2025		2024	2023	2022

Net asset value, beginning of period	$8.47		$8.56		$8.62	$9.69	$10.04

Income (loss) from investment operations:
Net investment income	0.38	A	0.37	A	0.33	0.26	0.19
Net gains (losses) on investments (both realized and unrealized)	0.21		(0.08)		(0.05)	(1.06)	(0.32)

Total income (loss) from investment operations	0.59		0.29		0.28	(0.80)	(0.13)

Less distributions:
Dividends from net investment income	(0.39)		(0.38)		(0.34)	(0.27)	(0.22)

Net asset value, end of period	$8.67		$8.47		$8.56	$8.62	$9.69

Total returnB	7.06%		3.41%		3.40%	(8.22)%	(1.33)%

Ratios and supplemental data:
Net assets, end of period	$6,823,987		$6,166,593		$5,813,606	$6,154,067	$5,646,506
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	3.61%		4.40%		3.18%	3.43%	5.10	%C
Expenses, net of reimbursements and/or recoupments	0.44	%D	0.43%		0.43%	0.43%	0.43%
Net investment income (loss), before expense reimbursements and/or recoupments	1.29%		0.35%		1.18%	(0.07)%	(2.76	)%C
Net investment income, net of reimbursements and/or recoupments	4.46%		4.32%		3.93%	2.93%	1.91%
Portfolio turnover rate	80%		72%		132%	114%	127%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Includes non-recurring organization and offering costs.
D	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.43% for the period ended January 31, 2026.

See accompanying notes

American Beacon FundsSM

Federal Tax Information

January 31, 2026 (Unaudited)

Certain tax information regarding the Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended January 31, 2026. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended January 31, 2026.

The Funds designated the following items with regard to distributions paid during the fiscal year ended January 31, 2026. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

Developing World Income	0.00%
NIS Core Plus Bond	0.00%

Qualified Dividend Income:

Developing World Income	0.00%
NIS Core Plus Bond	0.00%

Long-Term Capital Gain Distributions:

Developing World Income	$0
NIS Core Plus Bond	0

Short-Term Capital Gain Distributions:

Developing World Income	$0
NIS Core Plus Bond	0

Return of Capital Distributions:

Developing World Income	$0
NIS Core Plus Bond	0

Shareholders received notification in January 2026 of the applicable tax information necessary to prepare their 2025 income tax returns.

American Beacon FundsSM

Results of Shareholder Meeting (Unaudited)

A special meeting of shareholders of each of the portfolios of the American Beacon Funds (the “Trust”) was held on August 14, 2025. The shareholders of the Trust, which includes shareholders of the American Beacon Developing World Income Fund and American Beacon NIS Core Plus Bond Fund, approved the election of eight (8) trustees to the Board of Trustees of the Trust. Approval of this proposal required a majority of the outstanding voting securities of the Trust.

The following are the results of the shareholder votes for this proposal:

Trustee	For	Against	Abstain	Non-Voting
Gilbert G. Alvarado	9,799,442,444.739	366,321,955.820	0.000	0.000
Gerard J. Arpey	9,786,037,980.551	379,724,448.710	0.000	0.000
Eugene J. Duffy	9,825,775,502.289	339,986,926.972	0.000	0.000
Claudia A. Holz	10,035,282,825.238	130,479,604.023	0.000	0.000
Douglas A. Lindgren	10,068,190,001.570	97,572,427.691	0.000	0.000
Barbara J. McKenna	9,822,345,807.154	343,416,622.084	0.000	0.000
Janet C. Smith	10,059,444,546.803	106,317,882.436	0.000	0.000
Paul Zemsky	10,034,064,866.274	131,697,562.874	0.000	0.000

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Developing World Income Fund and American Beacon NIS Core Plus Bond Fund are service marks of American Beacon Advisors, Inc.

AR 01/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

If any matter was submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], through the solicitation of proxies or otherwise, the company must furnish the following information:

(1) The date of the meeting and whether it was an annual or special meeting.

A special meeting of shareholders of each of the portfolios of the American Beacon Funds (the “Trust”) was held on August 14, 2025. The shareholders of the Trust, which includes shareholders of the American Beacon Developing World Income Fund and American Beacon NIS Core Plus Bond Fund, approved the election of eight (8) trustees to the Board of Trustees of the Trust. Approval of this proposal required a majority of the outstanding voting securities of the Trust.

The following are the results of the shareholder votes for this proposal:

Trustee	For	Against	Abstain	Non-Voting
Gilbert G. Alvarado	9,799,442,444.739	366,321,955.820	0.000	0.000
Gerard J. Arpey	9,786,037,980.551	379,724,448.710	0.000	0.000
Eugene J. Duffy	9,825,775,502.289	339,986,926.972	0.000	0.000
Claudia A. Holz	10,035,282,825.238	130,479,604.023	0.000	0.000
Douglas A. Lindgren	10,068,190,001.570	97,572,427.691	0.000	0.000
Barbara J. McKenna	9,822,345,807.154	343,416,622.084	0.000	0.000
Janet C. Smith	10,059,444,546.803	106,317,882.436	0.000	0.000
Paul Zemsky	10,034,064,866.274	131,697,562.874	0.000	0.000

(2) If the meeting involved the election of directors, the name of each director elected at the meeting and the name of each other director whose term of office as a director continued after the meeting. Refer to Item 9(1).

(3) A brief description of each matter voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each such matter, including a separate tabulation with respect to each matter or nominee for office. Refer to Item 9(1).

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Disclosure Regarding the Approval of Investment Advisory Agreement

At its November 11, 2025 meeting (“Meeting”), the Board of Trustees (“Board” or “Trustees”) of the American Beacon Funds (“Trust”) considered the approval of the Investment Advisory Agreement (“Agreement”) among American Beacon Advisors, Inc. (the “Manager”), the Trust, on behalf of the American Beacon Developing World Income Fund (“Fund”), and Ninety One North America, Inc. (“Ninety One NA”), the proposed additional sub-advisor for the Fund. Prior to the Meeting, information was provided to the Board by Ninety One NA in response to requests from the Board and/or the Manager in connection with the Board’s consideration of the Agreement. The Board also received information from the Manager in connection with the Board’s consideration of the Agreement, and the Investment Committee of the Board met with representatives of Ninety One NA.

Provided below is an overview of the primary factors the Board considered at the Meeting at which the Board considered the approval of the Agreement. In determining whether to approve the Agreement, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services to be provided; (2) the investment performance of a composite of investment accounts managed by Ninety One NA in the strategy that Ninety One NA proposed to utilize for the Fund (the “Comparable Accounts”); (3) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (4) whether fee levels reflect these economies of scale, if any, for the benefit of investors; (5) comparisons of services and fees with contracts entered into by Ninety One NA with other clients; and (6) any other benefits anticipated to be derived by Ninety One NA from its relationship with the Fund.

The Board did not identify any particular information that was most relevant to its consideration of the Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the Trustees who are not “interested persons” of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (“1940 Act”), provided the Board with a memorandum regarding its responsibilities pertaining to the approval of investment advisory contracts, such as the Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board concluded that the terms of the Agreement were reasonable and fair and approved the Agreement.

Nature, Extent and Quality of the Services to be Provided by Ninety One NA. The Board considered information regarding Ninety One NA’s principal business activities and overall capabilities to perform the services under the Agreement. In addition, the Board considered the background and experience of the personnel who would be assigned responsibility for managing Ninety One NA’s allocation of the Fund. The Board also considered Ninety One NA’s investment resources, infrastructure and the adequacy of its compliance program. The Board considered Ninety One NA’s representation regarding the sufficiency of its current staffing levels. The Board also took into consideration the Manager’s recommendation of Ninety One NA. Based on this information, the Board concluded that the nature, extent and quality of the subadvisory services to be provided by Ninety One NA were appropriate for the Fund in light of its investment objective, and, thus, supported a decision to approve the Agreement.

Performance of Ninety One NA. The Board evaluated the information provided by Ninety One NA regarding the performance of the Comparable Accounts relative to the performance of the Fund’s benchmark index and an additional index provided by Ninety One NA (the “Indices”). The Board considered information provided by Ninety One NA regarding the comparative performance of the Comparable Accounts for various periods ended June 30, 2025. Based on the foregoing information, the Board concluded that the historical investment performance record of Ninety One NA supported approval of the Agreement.

2

Disclosure Regarding the Approval of Investment Advisory Agreement

Comparisons of the Amounts to be Paid Under the Agreement with Those Under Contracts Between Ninety One NA and its Other Clients. In evaluating the Agreement, the Board reviewed the proposed advisory fee rate for services to be performed by Ninety One NA on behalf of the Fund. The Board considered that Ninety One NA’s investment advisory fee rate under the Agreement would be paid to Ninety One NA by the Fund. The Board also considered Ninety One NA’s representation that the advisory fee rate is lower than its standard advisory fee rate schedule at all asset levels. In addition, the Board considered the Manager’s representation that Ninety One NA’s investment advisory fee rate under the Agreement would be the same as the investment advisory fee paid by the Fund to Global Evolution USA, LLC and abrdn Investments Limited, the existing sub-advisors to the Fund. After evaluating this information, the Board concluded that the advisory fee rate under the Agreement was reasonable in light of the services to be provided to the Fund.

Costs of the Services to be Provided and Profits to be Realized by Ninety One NA and its Affiliates from its Relationship with the Fund. The Board did not consider the costs of the services to be provided and any profits to be realized by Ninety One NA from its relationship with the Fund, noting instead the arm’s-length nature of the relationship between the Manager and Ninety One NA with respect to the negotiation of the advisory fee rate on behalf of the Fund.

Economies of Scale. The Board considered Ninety One NA’s representation that it believes that the proposed advisory fee rate for the Fund reflects long-term economies of scale.

Benefits to Be Derived by Ninety One NA from Its Relationship with the Fund. The Board considered Ninety One NA’s representation that it will not receive any indirect benefits as a result of its relationship with the Manager.

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund, the Manager or Ninety One NA, as that term is defined in the 1940 Act, concluded that the proposed investment advisory fee rate is fair and reasonable and approved the Agreement.

3

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 16. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not Applicable.

Item 19. Exhibits

(a)(1) Filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gregory J. Stumm

Gregory J. Stumm
Principal Executive Officer
American Beacon Funds
Date: April 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gregory J. Stumm

Gregory J. Stumm
Principal Executive Officer
American Beacon Funds
Date: April 1, 2026

By	/s/ Aaron Cooper

Aaron Cooper
Principal Financial Officer
American Beacon Funds
Date: April 1, 2026